UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-05309

Nuveen Investment Funds, Inc.

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary

333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: October 31

Date of reporting period: January 31, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Nuveen International Select Fund

Portfolio of Investments January 31, 2014 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 92.6%

	COMMON STOCKS – 92.4%

	Argentina – 0.2%

43,654	YPF Sociedad Anonima	$968,682

	Australia – 0.9%

35,243	Asciano Group, (3)	172,968

48,143	Aurizon Holdings, (3)	207,034

49,931	DUET Group, (3)	91,074

443,865	Incitec Pivot, (3)	1,108,759

7,752	Macquarie Atlas Roads Group, (3)	19,140

193,451	Mesoblast Ltd, (3)	995,571

61,614	Spark Infrastructure Group, (3)	88,495

93,792	Sydney Airport, (3)	323,474

145,174	Transurban Group, (3)	877,161
	Total Australia	3,883,676

	Austria – 0.0%

1,638	Flughafen Wien, (3)	131,725

339	Oesterreichische Post, (3)	15,623
	Total Austria	147,348

	Belgium – 0.1%

9,703	bpost	189,100

920	Elia System Operator, (3)	42,353
	Total Belgium	231,453

	Bermuda – 0.7%

1,401,892	Biosensors International Group, (3)	947,252

185,884	Bw Lpg Ltd	2,065,394
	Total Bermuda	3,012,646

	Brazil – 2.8%

16,382	Alupar Investimento, (3)	105,623

154,500	Ambev Sa	1,010,430

287,443	Banco do Brasil, (3)	2,472,492

148,700	BB Seguridade Participacoes	1,398,732

81,503	Cielo S.A., (3)	2,158,721

136,146	Companhia de Concessoes Rodoviarias, (3)	873,331

3,261	Companhia de Saneamento Basico do Estado de Sao Paulo, ADR	29,773

2,206	Companhia de Saneamento de Minas Gerais	28,767

Nuveen Investments	1

Nuveen International Select Fund (continued)

Portfolio of Investments January 31, 2014 (Unaudited)

Shares	Description (1)	Value

	Brazil (continued)

7,312	CPFL Energias Renovaveis, (2)	$39,359

14,925	Energias do Brasil	59,681

11,000	Localiza Rent A Ca	139,024

45,400	Natura Cosmeticos, (3)	735,407

99,295	Souza Cruz	869,410

66,500	Vale, ADR	904,400

67,200	Via Varejo Sa	643,249

21,355	Wilson Sons	247,774
	Total Brazil	11,716,173

	Canada – 5.1%

11,135	Agrium	969,859

21,000	Alimentation Couche Tard, Inc.	1,549,333

1,100	AltaGas	40,909

161,300	Canacol Energy Ltd	1,007,989

56,250	Canadian Natural Resources	1,844,444

5,003	Canadian Pac Ry Ltd	757,854

3,753	Canadian Utilities, Class A	127,712

17,248	Cenovus Energy	451,274

32,868	Enbridge	1,380,127

55,717	EnCana	1,001,530

7,155	Fortis	196,710

16,356	Gibson Energy	397,684

1,616	Keyera	95,763

190,680	Kinross Gold	874,860

7,686	Open Text	760,145

152,600	Pacific Rubiales Energy	2,319,657

30,100	Paramount Resources Ltd, Class A	1,132,652

12,064	Progressive Waste Solutions	276,869

202,570	Talisman Energy	2,180,754

1,604	Transalta Renewables, Inc.	16,404

17,232	TransCanada	748,558

228,500	Urthecast Corp.	551,888

15,339	Valeant Pharmaceuticals International, (2)	2,080,582

1,178	Westshore Terminals Investment	37,463

75,476	Yamana Gold	707,210
	Total Canada	21,508,230

	Cayman Islands – 1.2%

17,224	Baidu, ADR, (2)	2,695,556

51,436	Himax Technologies, Inc.	753,023

2	Nuveen Investments

Shares	Description (1)	Value

	Cayman Islands (continued)

353,600	Wynn Macau, (3)	$1,501,821
	Total Cayman Islands	4,950,400

	Chile – 0.1%

137,831	Aguas Andinas, Class A	88,098

4,046	Empresa Nacional de Electrcidad, ADR	156,095

7,736	Enersis, ADR	102,657
	Total Chile	346,850

	China – 1.7%

1,292,000	Avichina Industry, (3)	754,806

3,652,350	China Construction Bank, Class H, (3)	2,530,153

10,361	ENN Energy Holdings, (3)	67,037

16,200	NetEase.com, ADR	1,214,514

25,700	Tencent Holdings, (3)	1,801,825

149,600	Weichai Power, Class H, (3)	568,472
	Total China	6,936,807

	Denmark – 1.3%

31,399	Genmab As, (3)	1,250,156

63,457	Gn Store Nord, (3)	1,506,992

64,858	Novo-Nordisk A/S, Class B	2,567,403
	Total Denmark	5,324,551

	Egypt – 0.2%

179,838	Commercial International Bank, Reg S, (3)	794,955

	Finland – 0.6%

373,619	Nokia, ADR, (2)	2,585,443

	France – 4.7%

3,774	Aeroports de Paris, (3)	425,807

685,224	Alcatel-lucent, (3)	2,740,692

64,574	Carrefour, (3)	2,218,932

59,792	Criteo SA, (2)	2,104,080

38,090	DANONE, (3)	2,514,645

5,526	Eurofins Scientific, (3)	1,405,745

11,806	GDF Suez, (3)	260,601

35,761	Groupe Eurotunnel, (3)	394,280

27,367	Jc Decaux Sa, (3)	1,167,059

6,286	L’oreal, (3)	1,032,008

1,303	Rubis, (3)	84,602

39,560	Sanofi-Aventis, (3)	3,867,450

12,213	Suez Environnement, (3)	218,745

Nuveen Investments	3

Nuveen International Select Fund (continued)

Portfolio of Investments January 31, 2014 (Unaudited)

Shares	Description (1)	Value

	France (continued)

22,870	Total SA, (3)	$1,304,780

1,684	Vinci, (3)	110,116
	Total France	19,849,542

	Germany – 8.5%

31,695	Adidas, (3)	3,533,747

13,110	Allianz, (3)	2,179,426

25,024	CANCOM SE, (3)	1,112,685

146,168	Commerzbank Ag, (3)	2,474,336

41,988	Daimler, (3)	3,507,108

47,922	Deutsche Boerse, (3)	3,680,071

78,181	E.ON, (3)	1,415,058

6,361	Fraport Frankfurt Airport, (3)	469,392

11,568	Fresenius SE & Co KGaA, (3)	1,805,796

34,190	HeidelbergCement, (3)	2,537,577

18,796	Henkel KGAA, (3)	2,034,611

22,333	Jungheinrich, (3)	1,625,711

39,665	Osram Licht, (3)	2,318,219

18,497	Siemens, (3)	2,340,145

38,231	Symrise, (3)	1,740,889

65,719	Wirecard, (3)	2,872,401
	Total Germany	35,647,172

	Hong Kong – 3.2%

17,945	Beijing Enterprises Holdings, (3)	151,609

2,710,000	Beijing Enterprises Water Group, (3)	1,530,245

86,889	Cheung Kong Holdings, (3)	1,288,892

17,553	Cheung Kong Infrastructure Holdings, (3)	103,099

138,100	China Everbright International, (3)	181,751

2,554,000	China Huishan Dair, (3)	840,403

167,686	China Merchants Holdings International, (3)	570,620

131,676	China Mobile, (3)	1,256,495

37,611	China Mobile Limited	1,799,686

603,000	CNOOC, (3)	936,648

378,253	COSCO Pacific, (3)	483,992

206,000	Galaxy Entertainment, (3)	2,013,564

28,603	Guangdong Investment, (3)	26,385

105,871	Hong Kong & China Gas, (3)	217,955

1,099,000	Huabao International Holdings, (3)	556,482

1,451,000	Labixiaoxin Snacks	947,548

60,389	MTR, (3)	213,968

4	Nuveen Investments

Shares	Description (1)	Value

	Hong Kong (continued)

22,825	Power Assets Holdings, (3)	$171,155

19,278	Sinopec Kantons Holdings, (3)	22,495

83,834	Towngas China, (3)	97,562
	Total Hong Kong	13,410,554

	Hungary – 0.3%

60,929	Otp Bank Plc, (3)	1,115,182

	India – 1.2%

40,467	Axis Bank, (3)	725,580

86,466	Bank of India, (3)	264,717

244,907	Bharat Heavy Electricals, (3)	675,172

2,285	GAIL India, GDR	77,987

126,076	Jindal Steel & Power, (3)	503,017

147,373	Power Grid, (3)	225,279

83,826	Punjab National Bank, (3)	731,964

47,590	Tata Consultancy Services, (3)	1,700,913
	Total India	4,904,629

	Indonesia – 1.4%

1,410,500	Astra International, (3)	742,122

2,393,065	Bank of Mandiri, (3)	1,697,419

193,350	Jasa Marga, (3)	81,542

4,304	Sarana Menara Nusa, (2), (3)	1,133

532,800	Semen Gresik Persero, (3)	618,996

57,700	Tambang Batubara Bukit Asam, (3)	43,645

57,300	Telekomunikasi Indonesia, ADR	2,078,271

466,319	United Tractors, (3)	734,706
	Total Indonesia	5,997,834

	Ireland – 0.7%

42,392	Covidien	2,892,830

	Israel – 0.4%

32,947	CaesarStone Sdot Yam	1,493,158

	Italy – 1.0%

46,586	Atlantia, (3)	1,059,624

50,213	Hera, (3)	115,780

43,748	Luxottica Group SpA	2,299,832

47,845	Snam Rete Gas, (3)	262,286

10,384	Societa Iniziative Autostradali e Servizi, (3)	103,564

34,938	Terna-Rete Elettrica Nationale, (3)	169,391
	Total Italy	4,010,477

Nuveen Investments	5

Nuveen International Select Fund (continued)

Portfolio of Investments January 31, 2014 (Unaudited)

Shares	Description (1)	Value

	Japan – 12.1%

148,565	AMADA, (3)	$1,202,012

199,000	Daiwa Securities Group, (3)	1,845,608

46,000	Digital Garage, (3)	1,229,111

43,500	Fan Communications, (3)	1,742,956

128,370	INPEX, (3)	1,521,024

60,495	Japan Airport Terminal, (3)	1,212,235

23,414	Japan Exchange Group, (3)	565,690

73,300	Jtekt Corporation, (3)	1,079,209

16,352	Kamigumi, (3)	146,459

186,237	Kyowa Hakko Kirin, (3)	1,886,849

334,000	Mazda Motor Corp., (3)	1,601,913

139,521	Mitsubishi, (3)	2,565,251

10,421	Mitsubishi Logistics, (3)	145,628

56,000	Mitsui Fudosan, (3)	1,768,443

90,074	Mitsui Sumitomo Insurance Group, (3)	2,086,942

51,800	Nabtesco Corp., (3)	1,148,348

72,800	Next Co. Ltd, (3)	711,674

60,000	Nichireki Co Ltd, (3)	672,504

17,400	Nihon M&a Center I, (3)	1,444,990

11,635	Nintendo, (3)	1,334,488

86,331	NKSJ Holdings, (3)	2,246,794

17,300	Oisix, Inc., (3)	687,040

15,652	SMC, (3)	3,920,096

16,700	Softbank, (3)	1,209,027

17,300	Sosei Group Corp., (3)	668,635

27,767	Sugi Holdings, (3)	1,107,734

228,565	Sumitomo Mitsui Financial Group	2,130,226

711,505	Sumitomo Mitsui Trust, (3)	3,375,471

32,000	Sumitomo Realty & Development, (3)	1,412,900

94,523	Suzuki Motor, (3)	2,450,209

781,207	The Bank of Yokohama, (3)	3,926,873

87,386	THK, (3)	1,894,218

14,913	Tokyo Gas, (3)	73,959
	Total Japan	51,014,516

	Jersey – 0.9%

242,244	Glencore Xstrata, (3)	1,277,223

46,205	Shire, (3)	2,305,928
	Total Jersey	3,583,151

6	Nuveen Investments

Shares	Description (1)	Value

	Luxembourg – 0.9%

15,075	Millicom International Cellular, (3)	$1,465,171

13,727	Oriflame Cosmetics, SDR, (3)	378,423

65,317	SES, (3)	2,097,598
	Total Luxembourg	3,941,192

	Malaysia – 0.2%

33,300	British American Tobacco, (3)	605,388

25,470	Petronas Gas, (3)	177,693

38,613	Westports Holdings, (2) (3)	29,191
	Total Malaysia	812,272

	Mexico – 1.2%

2,193	Grupo Aeroportuario del Centro Norte, ADR	54,430

3,044	Grupo Aeroportuario del Sureste, ADR	342,815

200,216	Grupo Mexico, Series B	644,931

97,895	Grupo Televisa, ADR	2,844,829

43,055	Infraestructura En	185,174

228,900	Kimberly-Clark de Mexico, Series A	587,911

70,868	OHL Mexico	173,752

4,387	Promotora Y Operad	53,140
	Total Mexico	4,886,982

	Netherlands – 2.0%

32,598	European Aeronautic Defence and Space, (3)	2,309,431

44,931	Heineken, (3)	2,737,473

64,494	InterXion Holding, (2)	1,587,842

10,576	Koninklijke Vopak, (3)	581,267

22,988	Oci N.v.	1,066,697
	Total Netherlands	8,282,710

	New Zealand – 0.4%

148,325	Auckland International Airport, (3)	437,187

64,925	Infratil, (3)	115,385

22,713	Port of Tauranga, (3)	266,114

14,784	Vector, (3)	30,197

25,561	Xero Limited, (3)	856,847
	Total New Zealand	1,705,730

	Norway – 0.6%

4,748	Hafslund, Class B, (3)	36,169

56,053	Opera Software, (3)	766,354

31,487	Schibsted Asa, (3)	1,845,522
	Total Norway	2,648,045

Nuveen Investments	7

Nuveen International Select Fund (continued)

Portfolio of Investments January 31, 2014 (Unaudited)

Shares	Description (1)	Value

	Panama – 0.5%

57,910	Carnival	$2,269,493

	Philippines – 0.5%

391,206	International Container Terminal Services, (3)	848,156

88,366	Manila Water, (3)	44,921

22,600	Philippine Long Distance Telephone, ADR	1,346,508
	Total Philippines	2,239,585

	Poland – 0.0%

30,096	Energa Sa	153,726

	Russia – 1.9%

633,856	Alrosa Zao	657,826

199,222	Gazprom OAO, ADR, (3)	1,640,599

10,412	LUKOIL, ADR, (3)	591,129

10,771	Magnit, GDR, 144A, (3)	513,611

97,850	Mobile TeleSystems, ADR	1,687,913

1,034,306	Sberbank, (3)	2,870,110
	Total Russia	7,961,188

	Singapore – 0.9%

279,247	CitySpring Infrastructure Trust, (3)	102,667

140,130	ComfortDelGro, (3)	211,777

691,000	Global Logistic Pr, (3)	1,512,413

2,626,285	Golden Agri-Resources, (3)	1,066,450

527,327	Hutchison Port Holdings Trust, (3)	349,961

46,016	Hyflux, (3)	41,286

64,626	K-Green Trust, (3)	50,787

86,662	Parkway Life, REIT	153,554

17,951	SembCorp Industries, (3)	73,697

47,910	Singapore Airport Terminal Services, (3)	117,460

188,666	Singapore Post, (3)	197,541
	Total Singapore	3,877,593

	South Africa – 2.1%

51,362	Bidvest Group, (3)	1,149,000

39,496	Imperial Holdings, (3)	658,514

64,068	MTN Group, (3)	1,144,085

44,396	Nedbank Group, (3)	773,767

165,003	PPC, (3)	442,481

161,234	Sanlam, (3)	693,617

88,796	Shoprite Holdings, (3)	1,144,458

51,012	Standard Bank Group, (3)	539,070

8	Nuveen Investments

Shares	Description (1)	Value

	South Africa (continued)

24,086	Tiger Brands, (3)	$577,912

77,271	Truworths International, (3)	509,684

74,193	Vodacom Group, (3)	785,526

94,864	Woolworths Holdings, (3)	518,441
	Total South Africa	8,936,555

	South Korea – 3.8%

6,412	Hyundai Mobis, (3)	1,836,450

41,900	KB Financial Group, (3)	1,438,847

188,192	Korea Life Insurance, (3)	1,282,748

20,318	KT&G, (3)	1,427,042

2,397	NHN, (3)	1,512,399

80,661	Samchuly Bicycle, (3)	1,594,052

2,359	Samsung Electronics, GDR, (3)	2,793,548

59,856	Shinhan Financial Group, ADR, (3)	2,525,951

22,940	Sk Hynix, Inc., (3)	799,320

11,854	Woongjin Coway, (3)	768,175
	Total South Korea	15,978,532

	Spain – 1.0%

3,747	Abertis Infraestructuras, (3)	83,615

3,721	Edp Renovaveis Sa, (2), (3)	21,414

4,730	Ferrovial, (3)	90,759

68,209	Grifols SA	2,701,758

57,444	Lets Gowex SA	1,348,069
	Total Spain	4,245,615

	Sweden – 1.5%

42,292	Arcam AB, (3)	1,827,123

143,470	Ericsson, (3)	1,756,771

53,101	Investment Kinnevik, Class B, (3)	2,081,255

95,093	Oniva Online Group	711,231
	Total Sweden	6,376,380

	Switzerland – 4.5%

2,453	Burckhardt Compres, (3)	1,104,921

621	Dufry Ag, (2), (3)	97,264

591,533	Evolva Holding SA	867,743

998	Flughafen Zuerich, (3)	586,234

45,672	Foster Wheeler	1,369,247

50,408	Nestle, (3)	3,653,136

48,879	Novartis, (3)	3,863,438

14,915	Roche Holding, (3)	4,092,163

Nuveen Investments	9

Nuveen International Select Fund (continued)

Portfolio of Investments January 31, 2014 (Unaudited)

Shares	Description (1)	Value

	Switzerland (continued)

4,332	Siegfried Hldg Ag, (3)	$774,215

118,485	UBS, (3)	2,350,067
	Total Switzerland	18,758,428

	Taiwan – 2.4%

207,000	Delta Electronics, (3)	1,132,879

74,000	Eclat Textile Co., (3)	808,822

1,117,000	Epistar Corp., (3)	2,482,240

183,000	Hiwin Technologies, (3)	1,656,487

435,077	Hon Hai Precision Industry, (3)	1,215,427

854,959	Taiwan Semiconductor Manufacturing, (3)	2,944,013
	Total Taiwan	10,239,868

	Thailand – 0.8%

162,800	Airports Of Thailand, NVDR, (3)	844,481

104,700	Bangkok Bank, (3)	542,984

573,500	CP ALL	673,948

146,077	PTT Exploration and Production Public Company	681,392

60,200	Siam Cement, (3)	733,964
	Total Thailand	3,476,769

	Turkey – 0.8%

215,910	Akbank T.A.S., (3)	552,344

289,761	Koc Holding, (3)	984,748

67,100	Turkcell Iletisim Hizmetleri, ADR, (2)	835,395

153,480	Turkiye Garanti Bankasi, (3)	406,348

436,783	Turkiye Is Bankasi, Class C, (3)	785,204
	Total Turkey	3,564,039

	United Kingdom – 13.8%

54,157	Anglo American, (3)	1,276,967

17,179	Aon	1,382,222

99,503	ARM Holdings, (3)	1,518,960

119,505	Ashtead Group, (3)	1,548,321

15,076	ASOS, (3)	1,546,452

584,238	Barclays, (3)	2,608,186

644,662	Blinkx, (3)	1,346,919

32,240	BP, ADR	1,511,734

150,424	Btg, (3)	1,464,386

29,782	Centrica, (3)	152,098

138,270	CSR, (3)	1,500,963

98,729	Diageo, (3)	2,927,926

111,225	Easyjet, (3)	3,004,152

10	Nuveen Investments

Shares	Description (1)	Value

	United Kingdom (continued)

381,002	Foxtons Group Plc, (3)	$2,188,590

147,554	GlaxoSmithKline, (3)	3,792,754

62,274	Hargreaves Lansdown, (3)	1,518,959

129,299	Howden Joinery Group, (3)	728,143

251,604	Just Retirement Gr	1,032,995

1,224,303	Lloyds Banking Group, (3)	1,669,632

38,821	MegaFon OAO, GDR	1,152,103

1,373,748	Monitise Plc, (3)	1,500,021

15,977	National Grid, ADR	1,034,990

69,515	Noble Corp Plc	2,157,050

193,058	Ocado Group, (3)	1,656,451

169,825	Perform Group	690,958

75,878	Prudential, (3)	1,527,435

44,803	Rightmove, (3)	1,864,159

126,750	Sports Direct Intl, (3)	1,420,446

4,064	SSE, (3)	87,189

112,648	Standard Chartered, (3)	2,289,453

62,073	Telecity Group, (3)	727,598

64,441	Vodafone Group, ADR	2,388,183

25,856	Whitbread, (3)	1,592,098

89,514	Willis Group Holdings	3,854,470

68,376	WPP, (3)	1,432,645
	Total United Kingdom	58,095,608

	United States – 3.3%

1,139	Alliant Energy	59,182

6,175	American Tower, Class A	499,434

3,950	American Water Works	168,152

1,754	Aqua America	42,008

8,051	Brookfield Infrastructure Partners	296,196

27,140	CenterPoint Energy	635,076

10,752	CMS Energy	298,798

3,958	Connecticut Water Service	133,385

6,760	Corrections Corporation of America, REIT	226,933

22,872	Covanta Holding	411,696

5,637	Crown Castle International, (2)	400,002

11,205	Dominion Resources	760,932

8,875	Duke Energy	626,753

6,327	Genesee & Wyoming, Class A, (2)	571,581

2,610	Geo Group	87,383

1,978	ITC Holdings	204,723

Nuveen Investments	11

Nuveen International Select Fund (continued)

Portfolio of Investments January 31, 2014 (Unaudited)

Shares	Description (1)	Value

	United States (continued)

13,012	Kinder Morgan	$442,538

3,408	Laclede Group	156,393

553	Magellan Midstream Partners	36,752

4,255	NextEra Energy	391,162

9,587	NiSource	329,505

5,052	OGE Energy	172,122

5,071	ONEOK	347,313

3,252	PG&E	137,072

24,901	Philip Morris International	1,945,764

894	Piedmont Natural Gas	29,520

10,754	Pinnacle West Capital	565,983

850	SBA Communications, Class A, (2)	78,838

6,755	SemGroup	417,189

5,588	Sempra Energy	518,063

1,369	South Jersey Industries	73,022

2,812	Sp Plus Corp., (2)	71,031

27,224	Spectra Energy	978,703

401	Targa Resources	36,206

1,299	Union Pacific	226,338

18	Unitil	548

10,869	Waste Connections	444,325

4,818	Western Gas Partners	286,478

19,081	Williams	772,590

1,223	Wisconsin Energy	52,185
	Total United States	13,931,874
	Total Common Stocks (cost $344,296,393)	388,708,443

Shares	Description (1)	Value

	MASTER LIMITED PARTNERSHIPS (MLP) & MLP AFFILIATES – 0.2%

	United States – 0.2%

805	Access Midstream Partners LP	$45,120

518	Enterprise Products Partners LP	34,385

1,215	MarkWest Energy Partners LP	85,281

4,714	Oiltanking Partners LP	299,952

4,955	Plains All American Pipeline LP	250,178

1,812	Plains GP Holdings LP	46,061

1,029	Rose Rock Midstream LP	37,507

62	Southcross Energy Partners LP	1,106
	Total Master Limited Partnerships (MLP) & MLP Affiliates (cost $735,621)	799,590
	Total Long-Term Investments (cost $345,032,014)	389,508,033

12	Nuveen Investments

Shares/ Principal Amount (000)	Description (1)	Coupon		Maturity	Ratings (4)	Value

	SHORT-TERM INVESTMENTS – 6.1%

	MONEY MARKET FUNDS – 3.1%

13,087,765	State Street Institutional Liquid Reserves Fund	0.060	% (5)	N/A	N/A	$13,087,765

	U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 3.0%

$10,000	U.S. Treasury Bills	0.000%		2/13/14	Aaa	9,999,980

2,500	U.S. Treasury Bills	0.000%		7/24/14	Aaa	2,499,318
$12,500	Total U.S. Government and Agency Obligations					12,499,298
	Total Short-Term Investments (cost $25,586,861)					25,587,063
	Total Investments (cost $370,618,875) – 98.7%					415,095,096
	Other Assets Less Liabilities – 1.3%					5,630,920
	Total Net Assets – 100.0%					$420,726,016

Investments in Derivatives as of January 31, 2014

Futures Contracts outstanding:

Description	Contract Position	Number of Contracts	Contract Expiration	Notional Amount at Value*	Unrealized Appreciation (Depreciation)
Amsterdam Index	Long	35	2/14	$3,644,211	$(197,512)
BIST 30 Index	Short	(1,499)	2/14	(5,008,050)	231,004
British Pound	Long	88	3/14	9,035,400	(5,319)
DAX Index	Short	(12)	3/14	(3,772,405)	(65,991)
E-Mini MSCI Emerging Markets Index	Long	60	3/14	2,775,900	(176,230)
Euro	Short	(53)	3/14	(8,933,150)	184,616
Euro STOXX 50	Long	394	3/14	16,037,386	291,085
FTSE 100 Index	Long	187	3/14	19,854,013	19,499
FTSE Bursa Malaysia KLCI Index	Short	(81)	2/14	(2,170,529)	(19,762)
FTSE JSE Top 40	Short	(182)	3/14	(6,644,315)	(245,037)
Hang Seng China Enterprises Index	Short	(135)	2/14	(8,526,398)	152,322
Japanese Yen	Short	(74)	3/14	(9,041,875)	(32,221)
MSCI Taiwan Index	Long	78	2/14	2,309,580	(46,451)
NASDAQ 100 E-Mini	Short	(65)	3/14	(4,568,200)	(57,720)
Nikkei 225 Index	Long	312	3/14	22,830,600	(1,818,810)
OMX Stockholm 30 Index	Long	233	2/14	4,633,220	(50,147)
Russell 2000 Mini Index	Short	(50)	3/14	(5,641,500)	(148,425)
S&P Midcap 400 E-Mini	Short	(40)	3/14	(5,241,200)	(112,287)
S&P TSX 60 Index	Long	51	3/14	7,180,983	332,732
SET50 Index	Short	(76)	3/14	(1,972,869)	122,722
SGX S&P CNX Nifty	Short	(392)	2/14	(4,784,752)	50,176
SPI 200	Long	97	3/14	10,914,686	120,618
U.S. Dollar Index	Short	(242)	3/14	(19,699,528)	(319,810)
				$13,211,208	$(1,790,948)
*	The aggregate Notional Amount at Value of long and short positions is $99,215,979 and $(86,004,771), respectively.

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Nuveen Investments	13

Nuveen International Select Fund (continued)

Portfolio of Investments January 31, 2014 (Unaudited)

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$108,070,761	$280,637,682	$ —	$388,708,443
Master Limited Partnerships (MLP) & MLP Affiliates	799,590	—	—	799,590
Short-Term Investments:
Money Market Funds	13,087,765	—	—	13,087,765
U.S. Government and Agency Obligations	—	12,499,298	—	12,499,298
Derivatives:
Futures Contracts*	(1,790,948)	—	—	(1,790,948)
Total	$120,167,168	$293,136,980	$ —	$413,304,148
*	Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of January 31, 2014, the cost of investments (excluding investments in derivatives) was $377,506,878.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of January 31, 2014, were as follows:

Gross unrealized:
Appreciation	$63,678,013
Depreciation	(26,089,795)
Net unrealized appreciation (depreciation) of investments	$37,588,218

14	Nuveen Investments

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	For fair value measurement disclosure purposes, Common Stock classified as Level 2.

(4)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(5)	The rate shown is the annualized seven-day effective yield as of the end of the reporting period.

N/A	Not applicable.

Reg S	Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

ADR	American Depositary Receipt

BIST	Borsa Istanbul

CNX	Credit Rating Information Services of India Limited

DAX	Deutscher Aktien Index

FTSE	Financial Times Stock Exchange

GDR	Global Depositary Receipt

JSE	Johannesburg Stock Exchange

KLCI	Kuala Lumpur Composite Index

MSCI	Morgan Stanley Capital International Inc.

NASDAQ	National Association of Securities Dealers Automated Quotations

NVDR	Non-Voting Depository Receipt

REIT	Real Estate Investment Trust

S&P	Standard & Poor’s

SDR	Swedish Depositary Receipt

SET	Stock Exchange of Thailand

SGX	Singapore Exchange Limited

SPI	Swiss Performance Index

TSX	Toronto Stock Exchange

Nuveen Investments	15

Nuveen Tactical Market Opportunities Fund

Portfolio of Investments January 31, 2014 (Unaudited)

Shares		Description (1), (2)				Value

		LONG-TERM INVESTMENTS – 65.8%

		EXCHANGE-TRADED FUNDS – 58.8%

		Equity Funds – 26.3%

42,800		Consumer Staples Select Sector SPDR Fund				$1,744,528

23,800		Energy Select Sector SPDR Fund				1,984,444

226,000		Financial Select Sector SPDR Fund				4,759,560

48,400		Health Care Select Sector SPDR Fund				2,708,464

40,000		Industrial Select Sector SPDR Fund				2,001,200

192,000		iShares MSCI ACWI es U.S. Index Fund				8,421,120

15,000		Materials Select Sector SPDR Fund				660,600

22,000		SPDR Dow Jones REIT ETF				1,628,880

14,700		Utilities Select Sector SPDR Fund				574,770

146,000		Technology Select Sector SPDR Fund				5,083,720
		Total Equity Funds (cost $28,919,256)				29,567,286

		Fixed Income Funds – 32.5%

349,000		iShares Mortgage Real Estate Capped ETF				4,254,310

54,000		iShares iBoxx $ Investment Grade Corporate Bond ETF				6,282,360

29,000		iShares JPMorgan USD Emerging Markets Bond ETF				3,111,700

17,000		iShares National AMT-Free Muni Bond ETF				1,808,800

318,000		Market Vectors High-Yield Municipal Index ETF				9,263,340

137,000		PowerShares Emerging Markets Sovereign Debt Portfolio				3,662,010

465,000		PowerShares Financial Preferred Portfolio Fund				8,072,400
		Total Fixed Income Funds (cost $38,224,866)				36,454,920
		Total Exchange-Traded Funds (cost $67,144,122)				66,022,206

Principal Amount (000)		Description (1)	Coupon	Maturity	Ratings (3)	Value

		SOVEREIGN DEBT – 5.8%

		Mexico – 5.8%

30,000	MXN	Mexico Bonos de DeSarrollo	8.000%	6/11/20	A	$2,481,887

54,000	MXN	Mexico Bonos de DeSarrollo	6.500%	6/09/22	A	4,052,693
84,000	MXN	Total Sovereign Debt (cost $7,488,712)				6,534,580

Principal Amount (000)		Description (1)	Coupon	Maturity	Ratings (3)	Value

		U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 1.2%

$1,400		U.S. Treasury Bonds			Aaa	$1,400,218
$1,400		Total U.S. Government and Agency Obligations (cost $1,331,859)				1,400,218
		Total Long-Term Investments (cost $75,964,693)				73,957,004

16	Nuveen Investments

Shares/ Principal Amount (000)	Description (1)	Coupon		Maturity	Ratings (3)	Value

	SHORT-TERM INVESTMENTS – 34.0%

	MONEY MARKET FUNDS – 27.2%

30,620,445	First American Treasury Obligations Fund, Class Z	0.000	% (4)	N/A	N/A	$30,620,445

	U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 6.8%

$6,600	U.S. Treasury Bills, (5)	0.000%		2/13/14	Aaa	6,599,987

1,000	U.S. Treasury Bills	0.000%		7/24/14	Aaa	999,727
$7,600	Total U.S. Government and Agency Obligations					7,599,714
	Total Short-Term Investments (cost $38,220,036)					38,220,159
	Total Investments (cost $114,184,729) – 99.8%					112,177,163
	Other Assets Less Liabilities – 0.2% (6)					178,724
	Net Assets – 100%					$112,355,887

Investments in Derivatives as of January 31, 2014

Futures Contracts outstanding:

Description	Contract Position	Number of Contracts	Contract Expiration	Notional Amount at Value*	Unrealized Appreciation (Depreciation)
Australian 10-Year Bond	Long	184	3/14	$15,469,133	$513,454
Australian Dollar	Short	(13)	3/14	(1,133,730)	7,356
Euro	Long	7	3/14	1,179,850	(10,354)
Euro-Bund	Short	(63)	3/14	(12,225,288)	(338,433)
Japanese Yen	Short	(11)	3/14	(1,344,063)	(4,790)
Long Gilt	Short	(21)	3/14	(3,810,869)	(45,616)
Mexican Peso	Short	(90)	3/14	(3,362,625)	111,000
Russell 2000 Mini Index	Short	(48)	3/14	(5,415,840)	(142,489)
S&P 500 E-Mini	Short	(176)	3/14	(15,634,080)	394,030
U.S. 5-Year Treasury Note	Short	(158)	3/14	(19,058,750)	40,344
U.S. 10-Year Treasury Note	Long	53	3/14	6,664,750	63,197
U.S. Dollar Index	Long	228	3/14	18,559,886	285,304
Total				$(20,111,626)	$873,003
*	The aggregate Notional Amount at Value of long and short positions is $41,873,619 and $(61,985,245), respectively.

Options Purchased outstanding:

Number of Contracts	Type	Notional Amount (7)	Expiration Date	Strike Price	Value (6)

500	Chicago Board Options Exchange Volatility Index	$700,000	3/18/14	$14	$17,500
500	Total Options Purchased (premiums paid $32,500)	$700,000			$17,500

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Nuveen Investments	17

Nuveen Tactical Market Opportunities Fund (continued)

Portfolio of Investments January 31, 2014 (Unaudited)

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Exchange-Traded Funds	$66,022,206	$—	$ —	$66,022,206
Sovereign Debt	—	6,534,580	—	6,534,580
U.S. Government and Agency Obligations	—	1,400,218	—	1,400,218
Short-Term Investments:
Money Market Funds	30,620,445	—	—	30,620,445
U.S. Government and Agency Obligations	—	7,599,714	—	7,599,714
Derivatives:
Futures Contracts*	873,003	—	—	873,003
Options Purchased	17,500	—	—	17,500
Total	$97,533,154	$15,534,512	$ —	$113,067,666
*	Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of January 31, 2014, the cost of investments(excluding investments in derivatives) was $114,329,312.

Gross unrealized appreciation and gross unrealized depreciation of investments(excluding investments in derivatives) as of January 31, 2014, were as follows:

Gross unrealized:
Appreciation	$1,283,078
Depreciation	(3,435,227)
Net unrealized appreciation (depreciation) of investments	$(2,152,149)

18	Nuveen Investments

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	A copy of the most recent financial statements for the exchange-traded funds in which the Fund invests can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov.

(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	The rate shown is the annualized seven-day effective yield as of the end of the reporting period.

(5)	Investment, or portion of investment, segregated as collateral for investments in derivatives.

(6)	Other Assets Less Liabilities includes the Value of derivative instruments as listed within Investments in Derivatives as of the end of the reporting period.

(7)	For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Strike Price by 100.

N/A	Not applicable.

ACWI	All Country World Index

ETF	Exchange-Traded Fund

MSCI	Morgan Stanley Capital International Inc.

MXN	Mexican Peso

REIT	Real Estate Investment Trust

SPDR	Standard & Poor’s Depositary Receipts

USD	United States Dollar

Nuveen Investments	19

Nuveen Equity Index Fund

Portfolio of Investments January 31, 2014 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 97.1%

	COMMON STOCKS – 97.1%

	Aerospace & Defense – 2.8%

32,334	Boeing Company	$4,050,157

15,648	General Dynamics Corporation	1,585,299

36,700	Honeywell International Inc.	3,348,141

4,145	L-3 Communications Holdings, Inc., (2)	460,385

12,583	Lockheed Martin Corporation, (2)	1,898,901

10,382	Northrop Grumman Corporation	1,199,640

6,793	Precision Castparts Corporation	1,730,517

14,941	Raytheon Company	1,420,441

6,320	Rockwell Collins, Inc.	477,539

13,477	Textron Inc.	478,434

39,482	United Technologies Corporation	4,501,738
	Total Aerospace & Defense	21,151,192

	Air Freight & Logistics – 0.8%

7,092	C.H. Robinson Worldwide, Inc.	415,166

9,615	Expeditors International of Washington, Inc.	392,869

13,921	FedEx Corporation, (2)	1,855,948

33,433	United Parcel Service, Inc., Class B	3,183,825
	Total Air Freight & Logistics	5,847,808

	Airlines – 0.3%

40,014	Delta Air Lines, Inc.	1,224,829

32,585	Southwest Airlines Co.	682,656
	Total Airlines	1,907,485

	Auto Components – 0.4%

10,642	BorgWarner Inc.	571,475

13,097	Delphi Automotive PLC	797,476

11,547	Goodyear Tire & Rubber Company	273,202

32,037	Johnson Controls, Inc.	1,477,546
	Total Auto Components	3,119,699

	Automobiles – 0.7%

184,482	Ford Motor Company	2,759,851

53,269	General Motors Company, (3)	1,921,946

10,682	Harley-Davidson, Inc., (2)	658,973
	Total Automobiles	5,340,770

20	Nuveen Investments

Shares	Description (1)	Value

	Beverages – 2.1%

7,754	Beam Inc.	$645,908

7,523	Brown-Forman Corporation	579,271

11,294	Coca Cola Enterprises Inc.	488,917

177,619	Coca-Cola Company	6,717,551

7,566	Constellation Brands, Inc., Class A, (3)	580,085

9,385	Dr. Pepper Snapple Group	449,354

7,396	Molson Coors Brewing Company, Class B	389,325

6,353	Monster Beverage Corporation, (3)	431,369

71,726	PepsiCo, Inc.	5,763,901
	Total Beverages	16,045,681

	Biotechnology – 2.6%

9,170	Alexion Pharmaceuticals Inc., (3)	1,455,554

35,271	Amgen Inc.	4,195,485

11,047	Biogen Idec Inc., (3)	3,453,734

19,273	Celgene Corporation, (3)	2,928,147

71,714	Gilead Sciences, Inc., (2), (3)	5,783,734

3,735	Regeneron Pharmaceuticals, Inc., (2), (3)	1,077,884

10,932	Vertex Pharmaceuticals Inc., (3)	864,065
	Total Biotechnology	19,758,603

	Building Products – 0.1%

4,320	Allegion PLC, (3)	213,192

17,093	Masco Corporation	361,688
	Total Building Products	574,880

	Capital Markets – 2.1%

9,475	Ameriprise Financial, Inc.	1,000,939

53,717	Bank of New York Company, Inc.	1,716,795

5,955	BlackRock Inc.	1,789,299

54,549	Charles Schwab Corporation, (2)	1,353,906

14,163	E*Trade Group Inc., (3)	283,543

18,882	Franklin Resources, Inc.	982,053

19,714	Goldman Sachs Group, Inc.	3,235,462

20,732	Invesco LTD	689,339

4,964	Legg Mason, Inc., (2)	210,225

64,797	Morgan Stanley	1,912,159

10,506	Northern Trust Corporation	632,671

20,532	State Street Corporation	1,374,617

12,202	T. Rowe Price Group Inc.	957,125
	Total Capital Markets	16,138,133

Nuveen Investments	21

Nuveen Equity Index Fund (continued)

Portfolio of Investments January 31, 2014 (Unaudited)

Shares	Description (1)	Value

	Chemicals – 2.4%

9,882	Air Products & Chemicals Inc.	$1,038,993

3,105	Airgas, Inc.	320,560

2,681	CF Industries Holdings, Inc.	618,936

56,726	Dow Chemical Company	2,581,600

43,314	E.I. Du Pont de Nemours and Company	2,642,587

7,198	Eastman Chemical Company	561,156

13,176	Ecolab Inc.	1,324,715

6,234	FMC Corporation	440,307

3,812	International Flavors & Fragrances Inc.	330,424

18,845	LyondellBasell Industries NV	1,484,232

24,594	Monsanto Company	2,620,491

13,733	Mosaic Company	613,316

6,642	PPG Industries, Inc.	1,211,235

13,767	Praxair, Inc., (2)	1,717,020

4,028	Sherwin-Williams Company	738,171

5,596	Sigma-Aldrich Corporation	520,260
	Total Chemicals	18,764,003

	Commercial Banks – 2.8%

32,969	BB&T Corporation	1,233,370

8,555	Comerica Incorporated	391,819

41,291	Fifth Third Bancorp.	867,937

38,843	Huntington BancShares Inc.	352,306

41,937	KeyCorp.	535,116

6,070	M&T Bank Corporation, (2)	676,866

24,886	PNC Financial Services Group, Inc.	1,987,894

64,429	Regions Financial Corporation	655,243

25,034	SunTrust Banks, Inc.	926,759

85,417	U.S. Bancorp	3,393,617

224,192	Wells Fargo & Company	10,164,865

8,836	Zions Bancorporation, (2)	254,035
	Total Commercial Banks	21,439,827

	Commercial Services & Supplies – 0.5%

9,354	ADT Corporation, (2)	280,994

4,921	Cintas Corporation	280,841

8,304	Iron Mountain Inc.	219,309

9,664	Pitney Bowes Inc.	243,340

12,632	Republic Services, Inc.	404,603

4,272	Stericycle Inc., (3)	500,080

21,763	Tyco International Ltd.	881,184

22	Nuveen Investments

Shares	Description (1)	Value

	Commercial Services & Supplies (continued)

20,873	Waste Management, Inc.	$872,074
	Total Commercial Services & Supplies	3,682,425

	Communications Equipment – 1.7%

250,062	Cisco Systems, Inc.	5,478,858

3,630	F5 Networks, Inc., (3)	388,410

4,998	Harris Corporation	346,561

23,620	Juniper Networks Inc., (3)	628,528

10,769	Motorola Solutions Inc.	687,062

79,014	QUALCOMM, Inc.	5,864,419
	Total Communications Equipment	13,393,838

	Computers & Peripherals – 3.8%

42,081	Apple, Inc.	21,065,749

96,246	EMC Corporation, (2)	2,333,003

89,883	Hewlett-Packard Company	2,606,607

15,940	NetApp, Inc.	674,900

10,564	SanDisk Corporation	734,726

15,254	Seagate Technology	806,326

9,845	Western Digital Corporation	848,344
	Total Computers & Peripherals	29,069,655

	Construction & Engineering – 0.2%

7,641	Fluor Corporation	580,410

6,160	Jacobs Engineering Group, Inc., (3)	373,974

10,096	Quanta Services Incorporated, (3)	314,692
	Total Construction & Engineering	1,269,076

	Construction Materials – 0.1%

6,445	Vulcan Materials Company	397,850

	Consumer Finance – 0.9%

43,089	American Express Company	3,663,427

26,965	Capital One Financial Corporation	1,903,999

22,403	Discover Financial Services	1,201,921

20,888	SLM Corporation	475,411
	Total Consumer Finance	7,244,758

	Containers & Packaging – 0.2%

4,519	Avery Dennison Corporation	222,651

6,949	Ball Corporation	355,719

3,602	Bemis Company, Inc., (2)	138,713

8,502	MeadWestvaco Corporation	306,667

7,870	Owens-Illinois, Inc., (3)	252,155

Nuveen Investments	23

Nuveen Equity Index Fund (continued)

Portfolio of Investments January 31, 2014 (Unaudited)

Shares	Description (1)	Value

	Containers & Packaging (continued)

9,788	Sealed Air Corporation	$305,288
	Total Containers & Packaging	1,581,193

	Distributors – 0.1%

7,219	Genuine Parts Company	593,763

	Diversified Consumer Services – 0.1%

110	Graham Holdings Company	68,867

12,781	H & R Block Inc.	388,542
	Total Diversified Consumer Services	457,409

	Diversified Financial Services – 5.0%

498,855	Bank of America Corporation	8,355,821

84,188	Berkshire Hathaway Inc., Class B, (3)	9,395,381

141,853	Citigroup Inc.	6,728,088

14,744	CME Group, Inc.	1,102,261

5,381	IntercontinentalExchange Group Inc.	1,123,499

175,818	JP Morgan Chase & Co.	9,733,284

14,558	Leucadia National Corporation	397,870

12,665	McGraw-Hill Companies, Inc.	963,047

8,854	Moody’s Corporation, (2)	660,331

5,408	NASDAQ Stock Market, Inc.	206,315
	Total Diversified Financial Services	38,665,897

	Diversified Telecommunication Services – 2.1%

246,384	AT&T Inc., (2)	8,209,515

27,645	CenturyLink Inc., (2)	797,835

46,749	Frontier Communications Corporation, (2)	219,720

133,845	Verizon Communications Inc., (2)	6,427,237

28,389	Windstream Holdings Inc., (2)	212,350
	Total Diversified Telecommunication Services	15,866,657

	Electric Utilities – 1.7%

22,791	American Electric Power Company, Inc.	1,112,429

33,020	Duke Energy Corporation	2,331,872

15,238	Edison International	733,862

8,340	Entergy Corporation	525,670

40,077	Exelon Corporation, (2)	1,162,233

19,561	FirstEnergy Corp.	615,976

20,144	NextEra Energy Inc., (2)	1,851,838

14,739	Northeast Utilities	645,568

11,929	Pepco Holdings, Inc.	231,780

5,146	Pinnacle West Capital Corporation	270,834

29,476	PPL Corporation	901,081

24	Nuveen Investments

Shares	Description (1)	Value

	Electric Utilities (continued)

41,239	Southern Company	$1,700,696

23,274	Xcel Energy, Inc.	672,851
	Total Electric Utilities	12,756,690

	Electrical Equipment – 0.8%

11,696	Ametek Inc.	578,016

22,193	Eaton PLC	1,622,086

32,925	Emerson Electric Company	2,171,075

6,485	Rockwell Automation, Inc., (2)	744,737

4,644	Roper Industries Inc.	637,343
	Total Electrical Equipment	5,753,257

	Electronic Equipment & Instruments – 0.4%

7,403	Amphenol Corporation, Class A	643,173

67,686	Corning Incorporated	1,164,876

6,625	FLIR Systems Inc.	210,145

8,646	Jabil Circuit Inc.	155,369

19,194	TE Connectivity Limited	1,084,653
	Total Electronic Equipment & Instruments	3,258,216

	Energy Equipment & Services – 1.8%

20,730	Baker Hughes Incorporated	1,174,147

11,125	Cooper Cameron Corporation, (2), (3)	667,166

3,251	Diamond Offshore Drilling, Inc.	157,804

10,926	Ensco PLC	550,343

11,066	FMC Technologies Inc., (2), (3)	547,103

39,671	Halliburton Company	1,944,276

5,011	Helmerich & Payne Inc.	441,168

12,434	Nabors Industries Inc.	212,373

20,022	National-Oilwell Varco Inc.	1,501,850

11,851	Noble Corporation PLC	367,737

5,810	Rowan Companies Inc., (3)	182,260

61,594	Schlumberger Limited	5,393,787

15,853	Transocean Inc., (2)	686,118
	Total Energy Equipment & Services	13,826,132

	Food & Staples Retailing – 2.2%

20,434	Costco Wholesale Corporation	2,295,964

55,668	CVS Caremark Corporation	3,769,837

24,339	Kroger Co.	878,638

11,891	Safeway Inc.	371,475

27,200	Sysco Corporation	954,176

40,730	Walgreen Co.	2,335,866

Nuveen Investments	25

Nuveen Equity Index Fund (continued)

Portfolio of Investments January 31, 2014 (Unaudited)

Shares	Description (1)	Value

	Food & Staples Retailing (continued)

75,668	Wal-Mart Stores, Inc.	$5,650,886

17,109	Whole Foods Market, Inc.	894,116
	Total Food & Staples Retailing	17,150,958

	Food Products – 1.5%

30,774	Archer-Daniels-Midland Company	1,214,958

8,548	Campbell Soup Company, (2)	352,263

19,732	ConAgra Foods, Inc.	627,280

29,664	General Mills, Inc.	1,424,465

7,006	Hershey Foods Corporation, (2)	696,396

6,295	Hormel Foods Corporation	286,045

4,917	JM Smucker Company	473,950

12,028	Kellogg Company	697,383

27,869	Kraft Foods Inc.	1,458,942

6,176	McCormick & Company, Incorporated	396,376

9,447	Mead Johnson Nutrition Company, Class A Shares	726,380

82,024	Mondelez International Inc.	2,686,286

12,703	Tyson Foods, Inc., Class A	475,092
	Total Food Products	11,515,816

	Gas Utilities – 0.0%

5,075	AGL Resources Inc.	242,484

	Health Care Equipment & Supplies – 2.0%

72,316	Abbott Laboratories	2,651,105

25,382	Baxter International, Inc.	1,733,591

9,078	Becton, Dickinson and Company	981,513

64,308	Boston Scientific Corporation, (3)	870,087

3,643	C. R. Bard, Inc.	472,096

9,885	CareFusion Corporation, (3)	403,011

21,515	Covidien PLC	1,468,184

6,671	DENTSPLY International Inc.	307,800

5,117	Edwards Lifesciences Corporation, (2), (3)	333,219

1,781	Intuitive Surgical, Inc., (3)	725,900

46,692	Medtronic, Inc.	2,640,900

13,753	Saint Jude Medical Inc.	835,220

13,804	Stryker Corporation	1,071,190

4,944	Varian Medical Systems, Inc., (3)	401,997

7,997	Zimmer Holdings, Inc.	751,478
	Total Health Care Equipment & Supplies	15,647,291

	Health Care Providers & Services – 2.1%

17,188	Aetna Inc.	1,174,456

26	Nuveen Investments

Shares	Description (1)	Value

	Health Care Providers & Services (continued)

10,758	AmerisourceBergen Corporation	$723,153

15,971	Cardinal Health, Inc.	1,086,347

12,928	CIGNA Corporation	1,115,816

8,376	Davita Inc., (3)	543,854

37,687	Express Scripts, Holding Company, (3)	2,814,842

7,292	Humana Inc.	709,512

4,087	Laboratory Corporation of America Holdings, (2), (3)	367,135

10,743	McKesson HBOC Inc.	1,873,687

3,899	Patterson Companies, Inc.	155,804

6,801	Quest Diagnostics Incorporated, (2)	357,053

4,640	Tenet Healthcare Corporation, (3)	213,486

47,086	UnitedHealth Group Incorporated, (2)	3,403,376

13,817	Wellpoint Inc.	1,188,262
	Total Health Care Providers & Services	15,726,783

	Health Care Technology – 0.1%

13,807	Cerner Corporation, (2), (3)	785,480

	Hotels, Restaurants & Leisure – 1.7%

20,487	Carnival Corporation, ADR, (2)	802,886

1,448	Chipotle Mexican Grill, (3)	799,238

6,106	Darden Restaurants, Inc., (2)	301,881

11,641	International Game Technology	167,980

10,508	Marriott International, Inc., Class A, (2)	518,044

46,537	McDonald’s Corporation	4,382,389

35,245	Starbucks Corporation	2,506,624

8,957	Starwood Hotels & Resorts Worldwide, Inc.	669,177

6,368	Wyndham Worldwide Corporation	451,746

3,960	Wynn Resorts Ltd	860,983

20,829	YUM! Brands, Inc.	1,398,667
	Total Hotels, Restaurants & Leisure	12,859,615

	Household Durables – 0.4%

13,534	D.R. Horton, Inc.	317,778

5,753	Garmin Limited, (2)	259,173

3,159	Harman International Industries Inc.	326,735

6,604	Leggett and Platt Inc.	198,252

8,820	Lennar Corporation, Class A, (2)	354,211

2,927	Mohawk Industries Inc., (3)	416,161

13,432	Newell Rubbermaid Inc.	415,049

16,124	Pulte Corporation, (2)	327,640

3,671	Whirlpool Corporation	489,344
	Total Household Durables	3,104,343

Nuveen Investments	27

Nuveen Equity Index Fund (continued)

Portfolio of Investments January 31, 2014 (Unaudited)

Shares	Description (1)	Value

	Household Products – 1.9%

6,036	Clorox Company	$532,798

41,109	Colgate-Palmolive Company	2,517,104

17,849	Kimberly-Clark Corporation, (2)	1,952,145

127,131	Procter & Gamble Company	9,740,777
	Total Household Products	14,742,824

	Independent Power Producers & Energy Traders – 0.1%

29,476	AES Corporation	414,433

15,465	NRG Energy Inc.	430,700
	Total Independent Power Producers & Energy Traders	845,133

	Industrial Conglomerates – 2.3%

29,914	3M Co.	3,834,676

28,043	Danaher Corporation	2,086,119

473,189	General Electric Company	11,891,240
	Total Industrial Conglomerates	17,812,035

	Insurance – 2.8%

15,904	Ace Limited	1,491,954

21,800	AFLAC Incorporated	1,368,604

21,274	Allstate Corporation	1,089,229

68,862	American International Group, Inc.	3,302,622

14,081	AON PLC	1,132,957

3,401	Assurant Inc.	222,255

11,775	Chubb Corporation	995,459

6,897	Cincinnati Financial Corporation	334,160

23,117	Genworth Financial Inc., Class A, (3)	340,976

20,910	Hartford Financial Services Group, Inc.	695,258

12,269	Lincoln National Corporation	589,280

14,304	Loews Corporation	637,815

25,666	Marsh & McLennan Companies, Inc.	1,173,193

52,432	MetLife, Inc.	2,571,790

12,804	Principal Financial Group, Inc.	557,870

25,816	Progressive Corporation	599,964

21,655	Prudential Financial, Inc.	1,827,465

4,228	Torchmark Corporation	317,734

17,027	Travelers Companies, Inc.	1,383,955

12,214	Unum Group	393,291

13,228	XL Capital Ltd, Class A	380,173
	Total Insurance	21,406,004

	Internet & Catalog Retail – 1.4%

17,340	Amazon.com, Inc., (3)	6,219,685

28	Nuveen Investments

Shares	Description (1)	Value

	Internet & Catalog Retail (continued)

4,637	Expedia, Inc.	$301,312

2,772	NetFlix.com Inc., (2), (3)	1,134,663

2,405	priceline.com Incorporated, (3)	2,753,460

5,182	TripAdvisor Inc., (3)	399,999
	Total Internet & Catalog Retail	10,809,119

	Internet Software & Services – 3.3%

8,371	Akamai Technologies, Inc., (2), (3)	399,129

54,494	eBay Inc., (2), (3)	2,899,081

76,924	Facebook Inc., Class A Shares, (3)	4,813,135

13,126	Google Inc., Class A, (3)	15,501,412

6,026	VeriSign, Inc., (2), (3)	354,028

44,124	Yahoo! Inc., (2), (3)	1,589,346
	Total Internet Software & Services	25,556,131

	IT Services – 3.5%

29,734	Accenture Limited	2,375,152

2,279	Alliance Data Systems Corporation, (2), (3)	546,185

22,517	Automatic Data Processing, Inc.	1,724,802

14,148	Cognizant Technology Solutions Corporation, Class A, (3)	1,371,224

6,886	Computer Sciences Corporation	415,983

12,678	Fidelity National Information Services	642,775

12,064	Fiserv, Inc., (3)	676,187

47,738	International Business Machines Corporation (IBM)	8,434,350

48,420	MasterCard, Inc.	3,664,426

15,201	Paychex, Inc.	635,706

7,643	Teradata Corporation, (3)	314,280

7,810	Total System Services Inc.	233,363

23,818	Visa Inc.	5,131,112

25,829	Western Union Company, (2)	397,767

54,124	Xerox Corporation	587,245
	Total IT Services	27,150,557

	Leisure Equipment & Products – 0.1%

5,529	Hasbro, Inc.	271,584

15,828	Mattel, Inc.	598,932
	Total Leisure Equipment & Products	870,516

	Life Sciences Tools & Services – 0.5%

15,472	Agilent Technologies, Inc.	899,697

8,076	Life Technologies Corporation, (3)	614,341

5,257	Perkinelmer Inc.	229,205

16,901	Thermo Fisher Scientific, Inc.	1,945,981

Nuveen Investments	29

Nuveen Equity Index Fund (continued)

Portfolio of Investments January 31, 2014 (Unaudited)

Shares	Description (1)	Value

	Life Sciences Tools & Services (continued)

3,981	Waters Corporation, (3)	$431,023
	Total Life Sciences Tools & Services	4,120,247

	Machinery – 1.7%

29,763	Caterpillar Inc., (2)	2,795,043

8,150	Cummins Inc.	1,034,887

17,906	Deere & Company, (2)	1,539,200

7,969	Dover Corporation, (2)	689,797

6,523	Flowserve Corporation, (2)	471,809

19,097	Illinois Tool Works, Inc.	1,506,180

12,961	Ingersoll Rand Company Limited, Class A	761,977

4,970	Joy Global Inc., (2)	262,366

16,560	PACCAR Inc.	927,360

5,355	Pall Corporation	428,936

6,979	Parker Hannifin Corporation	791,209

9,537	Pentair Limited	708,885

2,719	Snap-on Incorporated	272,308

7,259	Stanley Black & Decker Inc.	561,847

8,629	Xylem Inc.	287,863
	Total Machinery	13,039,667

	Media – 3.6%

10,245	Cablevision Systems Corporation, (2)	164,330

26,101	CBS Corporation, Class B	1,532,651

121,882	Comcast Corporation, Class A	6,636,475

22,854	DirecTV, (3)	1,586,753

10,555	Discovery Communications inc., Class A Shares, (2), (3)	842,078

10,658	Gannett Company Inc., (2)	293,415

19,467	Interpublic Group Companies, Inc.	317,701

23,282	News Corporation, Class A Shares, (3)	371,581

12,036	Omnicom Group, Inc.	873,573

4,272	Scripps Networks Interactive, Class A Shares	309,805

13,184	Time Warner Cable, Class A	1,757,032

42,313	Time Warner Inc.	2,658,509

91,779	Twenty First Century Fox Inc., Class A Shares	2,920,408

18,982	Viacom Inc., Class B	1,558,422

76,435	Walt Disney Company	5,549,945
	Total Media	27,372,678

	Metals & Mining – 0.5%

50,026	Alcoa Inc.	575,799

5,170	Allegheny Technologies, Inc., (2)	162,545

30	Nuveen Investments

Shares	Description (1)	Value

	Metals & Mining (continued)

7,334	Cliffs Natural Resources Inc., (2)	$141,693

48,554	Freeport-McMoRan Copper & Gold, Inc.	1,573,635

23,285	Newmont Mining Corporation	502,956

14,882	Nucor Corporation	719,545

6,927	United States Steel Corporation	180,864
	Total Metals & Mining	3,857,037

	Multiline Retail – 0.7%

13,781	Dollar General Corporation, (3)	776,146

9,732	Dollar Tree Stores Inc., (3)	491,661

4,522	Family Dollar Stores, Inc.	279,550

9,414	Kohl’s Corporation, (2)	476,631

17,233	Macy’s, Inc.	916,796

6,692	Nordstrom, Inc., (2)	384,455

29,563	Target Corporation, (2)	1,674,448
	Total Multiline Retail	4,999,687

	Multi-Utilities – 1.1%

11,619	Ameren Corporation	439,663

22,133	CenterPoint Energy, Inc.	517,912

12,733	CMS Energy Corporation	353,850

13,699	Consolidated Edison, Inc.	745,363

27,297	Dominion Resources, Inc.	1,853,739

8,269	DTE Energy Company	564,111

3,732	Integrys Energy Group, Inc.	202,797

14,969	NiSource Inc.	514,485

21,013	PG&E Corporation	885,698

23,659	Public Service Enterprise Group Incorporated, (2)	788,791

6,573	Scana Corporation	310,706

10,877	Sempra Energy	1,008,407

9,553	TECO Energy, Inc.	156,478

10,594	Wisconsin Energy Corporation	452,046
	Total Multi-Utilities	8,794,046

	Oil, Gas & Consumable Fuels – 8.0%

23,538	Anadarko Petroleum Corporation	1,899,281

18,673	Apache Corporation	1,498,695

19,698	Cabot Oil & Gas Corporation	787,526

23,641	Chesapeake Energy Corporation	636,179

89,947	Chevron Corporation	10,040,784

57,297	ConocoPhillips	3,721,440

11,323	CONSOL Energy Inc.	422,914

Nuveen Investments	31

Nuveen Equity Index Fund (continued)

Portfolio of Investments January 31, 2014 (Unaudited)

Shares	Description (1)	Value

	Oil, Gas & Consumable Fuels (continued)

17,150	Denbury Resources Inc., (2)	$275,601

17,850	Devon Energy Corporation	1,057,077

12,768	EOG Resources, Inc.	2,109,784

7,049	EQT Corporation	654,218

204,316	Exxon Mobil Corporation	18,829,754

13,304	Hess Corporation	1,004,319

31,356	Kinder Morgan, Inc.	1,066,418

32,581	Marathon Oil Corporation	1,068,331

14,079	Marathon Petroleum Corporation	1,225,577

8,220	Murphy Oil Corporation, (2)	465,334

6,497	Newfield Exploration Company, (3)	160,931

16,803	Noble Energy, Inc.	1,047,331

37,699	Occidental Petroleum Corporation	3,301,301

7,868	ONEOK, Inc.	538,879

12,923	Peabody Energy Corporation	220,337

28,040	Phillips 66	2,049,444

6,621	Pioneer Natural Resources Company	1,121,068

8,586	QEP Resources Inc.	265,222

7,643	Range Resources Corporation	658,750

16,401	Southwestern Energy Company, (3)	667,357

31,338	Spectra Energy Corporation, (2)	1,126,601

6,212	Tesoro Corporation	320,042

25,235	Valero Energy Corporation	1,289,509

32,717	Williams Companies, Inc.	1,324,711

9,605	WPX Energy Inc., (2), (3)	182,975
	Total Oil, Gas & Consumable Fuels	61,037,690

	Paper & Forest Products – 0.1%

20,748	International Paper Company	990,510

	Personal Products – 0.1%

20,288	Avon Products, Inc.	302,088

11,897	Estee Lauder Companies Inc., Class A	817,800
	Total Personal Products	1,119,888

	Pharmaceuticals – 5.8%

74,405	AbbVie Inc.	3,662,958

8,140	Actavis Inc., (3)	1,538,297

13,899	Allergan, Inc.	1,592,825

77,009	Bristol-Myers Squibb Company	3,848,140

46,370	Eli Lilly and Company	2,504,444

11,089	Forest Laboratories, Inc., (3)	735,201

32	Nuveen Investments

Shares	Description (1)	Value

	Pharmaceuticals (continued)

7,933	Hospira Inc., (3)	$349,131

131,958	Johnson & Johnson	11,674,324

136,658	Merck & Company Inc.	7,238,774

17,906	Mylan Laboratories Inc., (2), (3)	813,111

6,222	Perrigo Company	968,517

303,119	Pfizer Inc.	9,214,818

21,570	Zoetis Incorporated	654,865
	Total Pharmaceuticals	44,795,405

	Professional Services – 0.2%

1,785	Dun and Bradstreet Inc.	196,350

5,809	Equifax Inc.	406,979

10,294	Nielsen Holdings BV	435,333

6,482	Robert Half International Inc.	270,818
	Total Professional Services	1,309,480

	Real Estate Investment Trust – 1.9%

18,915	American Tower Corporation	1,529,845

6,987	Apartment Investment & Management Company, Class A	195,426

5,886	AvalonBay Communities, Inc.	726,921

7,526	Boston Properties, Inc.	813,485

15,899	Equity Residential	880,487

14,495	General Growth Properties Inc., (2)	291,929

21,339	Health Care Property Investors Inc.	835,422

13,499	Health Care REIT, Inc., (2)	781,862

36,067	Host Hotels & Resorts Inc., (2)	663,272

19,618	Kimco Realty Corporation, (2)	410,212

2,377	Macerich Company	134,538

8,400	Plum Creek Timber Company	361,788

24,508	Prologis Inc.	949,930

6,759	Public Storage, Inc.	1,065,151

15,568	Simon Property Group, Inc.	2,410,549

14,482	Ventas Inc.	903,532

8,407	Vornado Realty Trust	772,015

27,064	Weyerhaeuser Company	808,672
	Total Real Estate Investment Trust	14,535,036

	Real Estate Management & Development – 0.0%

13,279	CBRE Group Inc., (3)	352,425

	Road & Rail – 0.9%

47,410	CSX Corporation	1,275,803

5,154	Kansas City Southern Industries	544,211

Nuveen Investments	33

Nuveen Equity Index Fund (continued)

Portfolio of Investments January 31, 2014 (Unaudited)

Shares	Description (1)	Value

	Road & Rail (continued)

14,447	Norfolk Southern Corporation	$1,337,648

2,505	Ryder System, Inc.	178,331

21,540	Union Pacific Corporation	3,753,130
	Total Road & Rail	7,089,123

	Semiconductors & Equipment – 2.0%

15,020	Altera Corporation	502,119

14,548	Analog Devices, Inc.	702,232

56,320	Applied Materials, Inc.	947,302

25,238	Broadcom Corporation, Class A	751,083

3,321	First Solar Inc., (3)	167,976

232,493	Intel Corporation	5,705,378

7,794	KLA-Tencor Corporation	479,097

7,595	Lam Research Corporation, (3)	384,383

10,951	Linear Technology Corporation	487,758

25,487	LSI Logic Corporation	281,122

9,277	Microchip Technology Incorporated, (2)	416,166

49,195	Micron Technology, Inc., (3)	1,133,453

27,062	NVIDIA Corporation, (2)	424,873

51,192	Texas Instruments Incorporated	2,170,541

12,549	Xilinx, Inc.	582,525
	Total Semiconductors & Equipment	15,136,008

	Software – 3.4%

21,744	Adobe Systems Incorporated, (3)	1,287,027

10,680	Autodesk, Inc., (3)	547,350

15,197	CA Inc.	487,520

8,717	Citrix Systems, (3)	471,328

14,458	Electronic Arts Inc., (3)	381,691

13,322	Intuit, Inc.	975,837

355,295	Microsoft Corporation	13,447,916

164,127	Oracle Corporation	6,056,286

9,066	Red Hat, Inc., (3)	512,229

25,947	Salesforce.com, Inc., (2), (3)	1,570,572

32,553	Symantec Corporation	696,960
	Total Software	26,434,716

	Specialty Retail – 2.1%

1,921	AutoNation Inc., (3)	94,878

1,592	AutoZone, Inc., (3)	788,136

10,043	Bed Bath and Beyond Inc., (3)	641,246

12,929	Best Buy Co., Inc.	304,349

34	Nuveen Investments

Shares	Description (1)	Value

	Specialty Retail (continued)

10,707	CarMax, Inc., (2), (3)	$482,993

5,468	GameStop Corporation, (2)	191,763

12,389	Gap, Inc.	471,773

65,862	Home Depot, Inc.	5,061,495

11,404	L Brands Inc.	597,113

48,913	Lowe’s Companies, Inc.	2,264,183

5,019	O’Reilly Automotive Inc., (3)	657,389

4,851	PetSmart Inc.	305,613

10,134	Ross Stores, Inc.	688,200

30,891	Staples, Inc., (2)	406,526

5,150	Tiffany & Co.	428,429

33,262	TJX Companies, Inc.	1,907,908

4,622	Tractor Supply Company	307,409

5,100	Urban Outfitters, Inc., (3)	182,682
	Total Specialty Retail	15,782,085

	Textiles, Apparel & Luxury Goods – 0.8%

13,118	Coach, Inc.	628,221

2,297	Fossil Group Inc., (3)	256,874

8,390	Michael Kors Holdings Limited, (2), (3)	670,613

34,947	Nike, Inc., Class B	2,545,889

3,109	PVH Corporation	375,785

2,789	Ralph Lauren Corporation	437,566

16,474	VF Corporation	962,905
	Total Textiles, Apparel & Luxury Goods	5,877,853

	Thrifts & Mortgage Finance – 0.1%

22,766	Hudson City Bancorp, Inc.	205,805

14,863	People’s United Financial, Inc.	211,203
	Total Thrifts & Mortgage Finance	417,008

	Tobacco – 1.4%

93,540	Altria Group, Inc.	3,294,479

17,228	Lorillard Inc.	847,962

74,934	Philip Morris International	5,855,343

14,661	Reynolds American Inc.	711,059
	Total Tobacco	10,708,843

	Trading Companies & Distributors – 0.2%

12,769	Fastenal Company	560,942

2,889	W.W. Grainger, Inc.	677,413
	Total Trading Companies & Distributors	1,238,355

Nuveen Investments	35

Nuveen Equity Index Fund (continued)

Portfolio of Investments January 31, 2014 (Unaudited)

Shares	Description (1)					Value

	Wireless Telecommunication Services – 0.1%

15,172	Crown Castle International Corporation, (3)					$1,076,605
	Total Long-Term Investments (cost $307,780,781)					744,214,378

Shares	Description (1)					Value

	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 8.7%

	Money Market Funds – 8.7%

66,700,021	Mount Vernon Securities Lending Prime Portfolio, 0.173%, (4), (5)					$66,700,021
	Total Investments Purchased with Collateral from Securities Lending (cost $66,700,021)					66,700,021

Shares/ Principal Amount (000)	Description (1)	Coupon		Maturity	Rating (6)	Value

	SHORT-TERM INVESTMENTS – 3.2%

	Money Market Funds – 2.8%

140,746	First American Prime Obligations Fund, Class Z	0.016	% (4)	N/A	N/A	$140,746

21,553,071	First American Treasury Obligations Fund, Class Z	0.000	% (4)	N/A	N/A	21,553,071
	Total Money Market Funds					21,693,817

	U.S. Government and Agency Obligations – 0.4%

$3,000	U.S. Treasury Bills, (7)	0.000%		2/13/14	N/R	2,999,994
	Total Short-Term Investments (cost $24,693,762)					24,693,811
	Total Investments (cost $399,174,564) – 109.0%					835,608,210
	Other Assets Less Liabilities – (9.0)%					(68,707,501)
	Net Assets – 100%					$766,900,709

Investments in Derivatives as of January 31, 2014

Futures Contracts outstanding:

Description	Contract Position	Number of Contracts	Contract Expiration	Notional Amount at Value	Unrealized Appreciation (Depreciation)
S&P 500 Index	Long	55	3/14	$24,428,250	$(444,274)

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

36	Nuveen Investments

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$744,214,378	$—	$—	$744,214,378
Investments Purchased with Collateral from Securities Lending	66,700,021	—	—	66,700,021
Short-Term Investments:
Money Market Funds	21,693,817	—	—	21,693,817
U.S. Government and Agency Obligations	—	2,999,994	—	2,999,994
Derivatives:
Futures Contracts*	(444,274)	—	—	(444,274)
Total	$832,163,942	$2,999,994	$—	$835,163,936
*	Represents net unrealized appreciation (depreciation) as reported in the Fund’s Portfolio of Investments.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of January 31, 2014, the cost of investments (excluding investments in derivatives) was $412,937,201.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of January 31, 2014, were as follows:

Gross unrealized:
Appreciation	$445,575,645
Depreciation	(22,904,636)
Net unrealized appreciation (depreciation) of investments	$422,671,009

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Investment, or a portion of investment, is out on loan. The total value of investments out on loan at the end of the reporting period was $64,353,862.

(3)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(4)	The rate shown is the annualized seven-day effective yield as of the end of the reporting period.

(5)	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The Fund maintains collateral equal to at least 102% of the fair value of the securities loaned. The cash collateral received by the Fund is invested in this money market fund.

(6)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(7)	Investment, or portion of investment, segregated as collateral for investments in derivatives.

N/A	Not applicable.

ADR	American Depositary Receipt.

REIT	Real Estate Investment Trust.

Nuveen Investments	37

Nuveen Mid Cap Index Fund

Portfolio of Investments January 31, 2014 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 92.8%

	COMMON STOCKS – 92.8%

	Aerospace & Defense – 1.8%

12,489	Alliant Techsystems Inc.	$1,794,669

40,642	BE Aerospace Inc., (2)	3,229,820

12,139	Esterline Technologies Corporation, (2)	1,249,710

73,007	Exelis Inc.	1,430,207

19,460	Huntington Ingalls Industries Inc.	1,849,089

20,019	Triumph Group Inc., (3)	1,369,700
	Total Aerospace & Defense	10,923,195

	Air Freight & Logistics – 0.1%

40,560	UTI Worldwide, Inc., (3)	635,170

	Airlines – 0.5%

27,259	Alaska Air Group, Inc.	2,155,369

87,586	JetBlue Airways Corporation, (2), (3)	767,253
	Total Airlines	2,922,622

	Auto Components – 0.3%

55,719	Gentex Corporation	1,804,738

	Automobiles – 0.1%

17,084	Thor Industries, Inc., (3)	877,605

	Biotechnology – 0.6%

28,582	Cubist Pharmaceuticals Inc., (2)	2,089,058

17,926	United Therapeutics Corporation, (2), (3)	1,839,566
	Total Biotechnology	3,928,624

	Building Products – 0.9%

64,036	Fortune Brands Home & Security	2,885,462

17,795	Lennox International Inc.	1,540,335

22,934	Smith AO Corporation	1,082,943
	Total Building Products	5,508,740

	Capital Markets – 2.4%

20,465	Affiliated Managers Group Inc., (2)	4,077,447

87,212	Apollo Investment Corporation	736,069

47,114	Eaton Vance Corporation, (3)	1,793,630

36,598	Federated Investors Inc., (3)	984,120

10,173	Greenhill & Co Inc.	528,487

59,237	Janus Capital Group Inc., (3)	651,015

38	Nuveen Investments

Shares	Description (1)	Value

	Capital Markets (continued)

43,893	Raymond James Financial Inc.	$2,234,593

52,183	SEI Investments Company	1,777,353

33,346	Waddell & Reed Financial, Inc., Class A	2,161,488
	Total Capital Markets	14,944,202

	Chemicals – 2.6%

31,560	Albemarle Corporation	2,025,521

28,519	Ashland Inc.	2,646,848

23,279	Cabot Corporation	1,132,989

14,168	Cytec Industries, Inc.	1,274,695

20,873	Intrepid Potash Inc., (2), (3)	306,833

13,528	Minerals Technologies Inc.	699,127

4,138	NewMarket Corporation, (3)	1,385,651

31,158	Olin Corporation, (3)	801,072

51,419	RPM International, Inc.	2,039,792

15,085	Scotts Miracle Gro Company	895,898

19,419	Sensient Technologies Corporation	949,977

31,715	Valspar Corporation	2,228,930
	Total Chemicals	16,387,333

	Commercial Banks – 4.2%

65,082	Associated Banc-Corp.	1,071,901

32,504	BancorpSouth Inc., (3)	766,119

17,402	Bank of Hawaii Corporation, (3)	988,086

28,951	Cathay General Bancorp.	680,349

18,492	City National Corporation	1,337,896

31,406	Commerce Bancshares Inc.	1,365,219

21,597	Cullen/Frost Bankers, Inc., (3)	1,598,610

52,844	East West Bancorp Inc.	1,768,160

93,609	First Horizon National Corporation, (3)	1,100,842

137,351	First Niagara Financial Group Inc.	1,186,713

64,316	FirstMerit Corporation	1,308,831

75,728	Fulton Financial Corporation	935,241

32,939	Hancock Holding Company	1,139,689

22,348	International Bancshares Corporation	523,167

18,245	Prosperity Bancshares, Inc.	1,141,407

18,340	Signature Bank, (2)	2,238,580

17,493	SVB Financial Group, (2)	1,963,239

375,448	Synovus Financial Corp.	1,257,751

63,567	TCF Financial Corporation	1,023,429

26,062	Trustmark Corporation	619,233

Nuveen Investments	39

Nuveen Mid Cap Index Fund (continued)

Portfolio of Investments January 31, 2014 (Unaudited)

Shares	Description (1)	Value

	Commercial Banks (continued)

77,317	Valley National Bancorp., (3)	$749,202

35,024	Webster Financial Corporation	1,062,628

10,470	Westamerica Bancorp., (3)	516,799
	Total Commercial Banks	26,343,091

	Commercial Services & Supplies – 1.6%

18,609	Brinks Company	588,789

20,907	Clean Harbors, Inc., (2), (3)	1,172,465

41,377	Copart Inc., (2)	1,418,404

19,738	Deluxe Corporation	958,280

17,641	HNI Corporation	605,263

22,653	Miller (Herman) Inc.	634,964

12,107	Mine Safety Appliances Company	609,951

70,391	R.R. Donnelley & Sons Company, (3)	1,300,122

25,543	Rollins Inc.	736,149

47,893	Waste Connections Inc.	1,957,866
	Total Commercial Services & Supplies	9,982,253

	Communications Equipment – 0.9%

23,001	ADTRAN, Inc.	583,995

39,397	Ciena Corporation, (2), (3)	919,132

15,969	Interdigital Inc.	459,109

89,859	JDS Uniphase Corporation, (2)	1,194,226

16,797	Plantronics Inc.	721,095

46,884	Polycom Inc., (2)	559,326

63,417	Riverbed Technology, Inc., (2), (3)	1,250,583
	Total Communications Equipment	5,687,466

	Computers & Peripherals – 1.1%

36,891	3D Systems Corporation, (2), (3)	2,867,537

24,703	Diebold Inc., (3)	829,774

24,452	Lexmark International, Inc., Class A, (3)	958,274

63,795	NCR Corporation, (2)	2,244,946
	Total Computers & Peripherals	6,900,531

	Construction & Engineering – 0.8%

40,002	AECOM Technology Corporation, (2)	1,146,857

13,828	Granite Construction Inc., (3)	460,334

57,359	KBR Inc.	1,795,337

29,452	URS Corporation	1,478,490
	Total Construction & Engineering	4,881,018

	Construction Materials – 0.6%

19,281	Eagle Materials Inc.	1,518,379

40	Nuveen Investments

Shares	Description (1)	Value

	Construction Materials (continued)

17,821	Martin Marietta Materials, (3)	$1,942,667
	Total Construction Materials	3,461,046

	Containers & Packaging – 1.6%

25,881	AptarGroup Inc.	1,651,208

11,808	Greif Inc.	597,839

38,066	Packaging Corp. of America	2,459,064

27,913	Rock-Tenn Company	2,832,611

17,563	Silgan Holdings, Inc.	804,912

39,281	Sonoco Products Company, (3)	1,625,448
	Total Containers & Packaging	9,971,082

	Distributors – 0.5%

115,876	LKQ Corporation, (2)	3,136,763

	Diversified Consumer Services – 0.8%

38,891	Apollo Group, Inc., (2)	1,255,790

21,964	Devry Education Group Inc., (3)	793,779

10,713	Matthews International Corporation	455,517

82,140	Service Corporation International	1,453,878

26,496	Sothebys Holdings Inc.	1,269,688
	Total Diversified Consumer Services	5,228,652

	Diversified Financial Services – 0.6%

33,867	CBOE Holdings Inc., (3)	1,761,761

46,846	MSCI Inc., Class A Shares, (2)	2,001,261
	Total Diversified Financial Services	3,763,022

	Diversified Telecommunication Services – 0.3%

58,333	TW Telecom Inc., (2)	1,718,490

	Electric Utilities – 1.6%

23,456	Cleco Corporation	1,146,060

59,651	Great Plains Energy Incorporated	1,472,187

38,240	Hawaiian Electric Industries, (3)	995,005

19,494	IDACORP, INC, (3)	1,027,919

76,925	OGE Energy Corp.	2,620,835

30,910	PNM Resources Inc.	761,932

49,239	Westar Energy Inc., (3)	1,633,258
	Total Electric Utilities	9,657,196

	Electrical Equipment – 1.0%

16,623	Acuity Brands Inc.	2,111,786

19,479	General Cable Corporation	555,736

20,730	Hubbell Incorporated, Class B	2,419,813

Nuveen Investments	41

Nuveen Mid Cap Index Fund (continued)

Portfolio of Investments January 31, 2014 (Unaudited)

Shares	Description (1)	Value

	Electrical Equipment (continued)

17,457	Regal-Beloit Corporation	$1,293,389
	Total Electrical Equipment	6,380,724

	Electronic Equipment & Instruments – 2.1%

40,618	Arrow Electronics, Inc., (2)	2,086,953

53,184	Avnet Inc.	2,184,267

59,114	Ingram Micro, Inc., Class A, (2)	1,479,032

15,340	Itron Inc., (2)	619,429

36,917	National Instruments Corporation	1,070,593

14,653	Tech Data Corporation, (2)	790,090

99,263	Trimble Navigation Limited, (2)	3,209,173

51,266	Vishay Intertechnology Inc., (2), (3)	696,192

19,760	Zebra Technologies Corporation, Class A, (2)	1,086,010
	Total Electronic Equipment & Instruments	13,221,739

	Energy Equipment & Services – 2.5%

22,217	Atwood Oceanics Inc., (2)	1,053,086

7,631	Carbo Ceramics Inc., (3)	878,481

29,557	Dresser Rand Group, Inc., (2)	1,684,749

14,175	Dril Quip Inc., (2)	1,425,438

38,405	Helix Energy Solutions Group, (2)	783,078

41,986	Oceaneering International Inc.	2,861,346

21,329	Oil States International Inc., (2)	2,003,860

56,821	Patterson-UTI Energy, Inc.	1,459,731

61,926	Superior Energy Services, Inc.	1,463,931

19,203	Tidewater Inc.	995,676

16,952	Unit Corporation, (2)	847,091
	Total Energy Equipment & Services	15,456,467

	Food & Staples Retailing – 0.3%

77,838	SUPERVALU INC., (2), (3)	449,904

19,136	United Natural Foods Inc., (2)	1,293,020
	Total Food & Staples Retailing	1,742,924

	Food Products – 2.3%

36,220	Dean Foods Company, (2)	572,276

66,785	Flowers Foods Inc., (3)	1,399,146

50,682	Green Mountain Coffee Inc., (3)	4,105,242

18,454	Hain Celestial Group Inc., (2), (3)	1,695,738

47,759	Hillshire Brands Company	1,701,176

30,062	Ingredion Inc.	1,872,863

7,527	Lancaster Colony Corporation	654,247

12,678	Post Holdings Inc., (2)	678,653

42	Nuveen Investments

Shares	Description (1)	Value

	Food Products (continued)

8,250	Tootsie Roll Industries Inc., (3)	$250,305

67,137	WhiteWave Foods Company, (2)	1,625,387
	Total Food Products	14,555,033

	Gas Utilities – 1.3%

35,138	Atmos Energy Corporation	1,686,975

32,421	National Fuel Gas Company, (3)	2,443,247

67,930	Questar Corporation	1,584,128

44,176	UGI Corporation	1,916,797

20,063	WGL Holdings Inc.	757,980
	Total Gas Utilities	8,389,127

	Health Care Equipment & Supplies – 2.8%

27,370	Align Technology, Inc., (2)	1,626,325

18,882	Cooper Companies, Inc., (3)	2,346,655

23,191	Hill Rom Holdings Inc.	841,138

104,506	Hologic Inc., (2), (3)	2,232,248

20,995	Idexx Labs Inc., (2), (3)	2,398,889

19,917	Masimo Corporation, (2), (3)	582,572

55,284	ResMed Inc., (3)	2,410,935

20,392	Sirona Dental Systems, Inc., (2)	1,467,000

22,873	Steris Corporation	1,049,642

15,953	Teleflex Inc.	1,493,839

22,247	Thoratec Corporation, (2)	777,310
	Total Health Care Equipment & Supplies	17,226,553

	Health Care Providers & Services – 2.9%

43,564	Community Health Systems, Inc., (2)	1,803,986

30,790	Health Net Inc., (2)	1,012,683

33,812	Henry Schein Inc., (2), (3)	3,884,661

18,390	Lifepoint Hospitals Inc., (2)	974,854

38,820	Mednax Inc., (2), (3)	2,159,945

40,716	Omnicare, Inc., (3)	2,543,121

24,573	Owens and Minor Inc., (3)	851,209

34,612	Universal Health Services, Inc., Class B	2,838,876

34,357	VCA Antech, Inc., (2)	1,097,363

16,866	Wellcare Health Plans Inc., (2)	1,098,145
	Total Health Care Providers & Services	18,264,843

	Health Care Technology – 0.3%

60,904	Allscripts Healthcare Solutions Inc., (2)	1,008,570

34,033	HMS Holdings Corporation, (2)	783,780
	Total Health Care Technology	1,792,350

Nuveen Investments	43

Nuveen Mid Cap Index Fund (continued)

Portfolio of Investments January 31, 2014 (Unaudited)

Shares	Description (1)	Value

	Hotels, Restaurants & Leisure – 1.5%

14,989	Bally Technologies, Inc., (2)	$1,098,993

10,819	Bob Evans Farms	543,655

27,377	Brinker International Inc., (3)	1,323,952

17,061	Cheesecake Factory Inc.	759,897

21,829	Dominos Pizza Inc.	1,541,346

9,909	Intl Speedway Corporation	332,645

15,369	Life Time Fitness Inc., (2), (3)	632,588

10,871	Panera Bread Company, (2)	1,837,960

20,451	Scientific Games Corporation, (2)	287,950

109,907	The Wendy’s Company, (3)	996,856
	Total Hotels, Restaurants & Leisure	9,355,842

	Household Durables – 1.7%

43,947	Jarden Corporation, (2)	2,656,596

31,791	KB Home, (3)	614,838

15,171	MDC Holdings Inc., (3)	468,632

1,721	NVR Inc., (2), (3)	1,985,019

23,419	Tempur Pedic International Inc., (2), (3)	1,154,323

61,339	Toll Brothers Inc., (2)	2,254,208

20,524	Tupperware Corporation, (3)	1,608,261
	Total Household Durables	10,741,877

	Household Products – 0.9%

53,626	Church & Dwight Company Inc.	3,463,167

24,153	Energizer Holdings Inc.	2,282,459
	Total Household Products	5,745,626

	Industrial Conglomerates – 0.3%

24,692	Carlisle Companies Inc.	1,840,295

	Insurance – 4.7%

6,538	Alleghany Corporation, Term Loan, (2)	2,434,294

27,405	American Financial Group Inc.	1,505,083

49,188	Arthur J. Gallagher & Co.	2,273,961

26,433	Aspen Insurance Holdings Limited	1,028,244

45,831	Brown & Brown Inc.	1,443,218

19,392	Everest Reinsurance Group Ltd, (3)	2,807,186

98,648	Fidelity National Title Group Inc., Class A	3,111,358

41,981	First American Corporation, (3)	1,088,148

17,079	Hanover Insurance Group Inc.	948,397

38,960	HCC Insurance Holdings Inc.	1,671,774

20,946	Kemper Corporation	769,766

14,067	Mercury General Corporation, (3)	644,691

44	Nuveen Investments

Shares	Description (1)	Value

	Insurance (continued)

93,677	Old Republic International Corporation	$1,463,235

17,913	Primerica Inc.	754,675

30,442	Protective Life Corporation	1,491,962

28,133	Reinsurance Group of America Inc.	2,100,691

11,882	RenaisasnceRE Holdings, Limited	1,077,816

17,180	StanCorp Financial Group Inc., (3)	1,103,815

42,760	WR Berkley Corporation	1,657,378
	Total Insurance	29,375,692

	Internet & Catalog Retail – 0.1%

13,878	Hosting Site Network, Inc.	760,098

	Internet Software & Services – 1.1%

30,056	AOL Inc., (2), (3)	1,384,980

19,152	Equinix Inc., (2), (3)	3,546,950

44,247	Rackspace Hosting Inc., (2), (3)	1,611,033

27,801	ValueClick, Inc., (2), (3)	597,722
	Total Internet Software & Services	7,140,685

	IT Services – 2.8%

28,683	Acxiom Corporation, (2)	1,031,441

47,042	Broadridge Financial Solutions, Inc.	1,707,154

40,770	Convergys Corporation	830,485

37,057	CoreLogic Inc., (2)	1,180,265

11,585	DST Systems Inc.	1,054,235

36,380	Gartner Inc., (2)	2,558,605

30,026	Global Payments Inc.	1,984,418

33,417	Henry Jack and Associates Inc.	1,864,000

23,433	Leidos Holdings Inc., (3)	1,062,452

9,218	ManTech International Corporation, Class A	268,244

25,535	NeuStar, Inc., (2), (3)	865,381

13,390	Science Applications International Corporation	495,564

42,116	VeriFone Holdings Inc., (2)	1,221,785

15,057	WEX Inc., (2)	1,240,095
	Total IT Services	17,364,124

	Leisure Equipment & Products – 0.7%

35,100	Brunswick Corporation	1,455,246

24,807	Polaris Industries Inc., (3)	3,105,836
	Total Leisure Equipment & Products	4,561,082

	Life Sciences Tools & Services – 1.3%

7,860	Bio-Rad Laboratories Inc., (2)	999,163

19,026	Charles River Laboratories International, Inc., (2)	1,075,540

Nuveen Investments	45

Nuveen Mid Cap Index Fund (continued)

Portfolio of Investments January 31, 2014 (Unaudited)

Shares	Description (1)	Value

	Life Sciences Tools & Services (continued)

21,684	Covance, Inc., (2)	$2,050,439

11,713	Mettler-Toledo International Inc., (2), (3)	2,884,912

12,729	Techne Corporation	1,156,684
	Total Life Sciences Tools & Services	8,166,738

	Machinery – 5.1%

37,763	AGCO Corporation	2,013,901

19,281	CLARCOR, Inc., (3)	1,068,553

18,853	Crane Company	1,190,755

52,463	Donaldson Company, Inc.	2,164,623

23,773	Graco Inc.	1,651,986

31,303	Harsco Corporation	794,783

31,911	IDEX Corporation	2,297,911

34,886	ITT Industries, Inc.	1,428,582

30,555	Kennametal Inc.	1,324,254

32,187	Lincoln Electric Holdings Inc.	2,227,340

21,928	Nordson Corporation	1,520,049

34,144	Oshkosh Truck Corporation	1,848,556

18,158	SPX Corporation	1,807,992

43,151	Terex Corporation, (3)	1,769,191

30,969	Timken Company	1,744,484

30,735	Trinity Industries Inc.	1,789,699

9,136	Valmont Industries, Inc.	1,337,328

37,329	Wabtec Corporation	2,755,253

23,480	Woodward Governor Company	1,006,118
	Total Machinery	31,741,358

	Marine – 0.4%

22,024	Kirby Corporation, (2)	2,197,775

16,563	Matson Incorporated	396,353
	Total Marine	2,594,128

	Media – 1.1%

22,410	AMC Networks Inc., Class A Shares, (2)	1,444,100

39,481	Cinemark Holdings Inc., (3)	1,157,188

27,601	Dreamworks Animation SKG Inc., (2), (3)	931,258

17,946	John Wiley and Sons Inc., Class A	971,596

21,586	Lamar Advertising Company, (2)	1,050,375

13,982	Meredith Corporation	640,096

47,373	New York Times, Class A, (3)	669,854
	Total Media	6,864,467

46	Nuveen Investments

Shares	Description (1)	Value

	Metals & Mining – 1.4%

17,185	Carpenter Technology Inc.	$998,620

45,355	Commercial Metals Company	864,466

12,925	Compass Minerals International, Inc., (3)	1,016,164

29,760	Reliance Steel & Aluminum Company	2,081,712

25,239	Royal Gold, Inc., (3)	1,411,870

85,526	Steel Dynamics Inc.	1,411,179

20,693	Worthington Industries, Inc.	838,894
	Total Metals & Mining	8,622,905

	Multiline Retail – 0.2%

22,592	Big Lots, Inc., (2), (3)	605,240

116,904	J.C. Penney Company, Inc., (2), (3)	692,072
	Total Multiline Retail	1,297,312

	Multi-Utilities – 1.1%

43,043	Alliant Energy Corporation	2,236,514

17,247	Black Hills Corporation	945,653

73,276	MDU Resources Group Inc.	2,347,763

31,927	Vectren Corporation	1,165,974
	Total Multi-Utilities	6,695,904

	Oil, Gas & Consumable Fuels – 2.6%

85,895	Alpha Natural Resources Inc., (2), (3)	487,884

18,929	Bill Barrett Corporation, (2), (3)	530,201

33,548	Cimarex Energy Company	3,287,033

28,027	Energen Corporation	1,982,069

32,451	Gulfport Energy Corporation, (2)	1,977,888

78,903	HollyFrontier Company, (3)	3,653,209

23,706	Rosetta Resources, Inc., (2)	1,010,113

25,718	SM Energy Company	2,128,422

28,182	World Fuel Services Corporation, (3)	1,203,935
	Total Oil, Gas & Consumable Fuels	16,260,754

	Paper & Forest Products – 0.4%

13,043	Domtar Corporation	1,400,949

54,079	Louisiana-Pacific Corporation, (2)	948,005
	Total Paper & Forest Products	2,348,954

	Pharmaceuticals – 1.1%

43,556	Endo Pharmaceuticals Holdings Inc., (2), (3)	2,869,469

22,821	Mallinckrodt PLC, (2)	1,319,738

24,275	Salix Pharmaceuticals Limited, (2), (3)	2,362,929
	Total Pharmaceuticals	6,552,136

Nuveen Investments	47

Nuveen Mid Cap Index Fund (continued)

Portfolio of Investments January 31, 2014 (Unaudited)

Shares	Description (1)	Value

	Professional Services – 1.1%

13,044	Corporate Executive Board Company	$953,516

15,642	FTI Consulting Inc., (2), (3)	579,849

29,930	Manpower Inc.	2,331,547

24,913	Towers Watson & Company, Class A Shares	2,912,828
	Total Professional Services	6,777,740

	Real Estate Investment Trust – 8.2%

27,333	Alexandria Real Estate Equities Inc.	1,916,863

40,660	American Campus Communities Inc.	1,413,342

72,300	BioMed Realty Trust Inc., (3)	1,410,573

29,907	BRE Properties, Inc.	1,767,504

32,921	Camden Property Trust, (3)	2,035,176

33,283	Corporate Office Properties	827,083

44,709	Corrections Corporation of America, (3)	1,500,881

126,584	Duke Realty Corporation, (3)	1,988,635

24,030	Equity One Inc.	544,520

14,745	Essex Property Trust Inc.	2,335,166

40,211	Extra Space Storage Inc.	1,836,034

25,319	Federal Realty Investment Trust, (3)	2,759,771

31,875	Highwoods Properties, Inc., (3)	1,183,838

21,765	Home Properties New York, Inc.	1,213,399

57,246	Hospitality Properties Trust	1,471,222

29,239	Kilroy Realty Corporation	1,543,819

54,811	Liberty Property Trust	1,995,120

32,413	Mack-Cali Realty Corporation, (3)	655,715

24,061	Mid-America Apartment Communities	1,552,897

45,932	National Retail Properties, Inc., (3)	1,524,942

45,073	Omega Healthcare Investors Inc., (3)	1,439,632

15,712	Potlatch Corporation	628,480

48,904	Rayonier Inc.	2,164,491

79,549	Realty Income Corporation, (3)	3,244,008

35,547	Regency Centers Corporation	1,711,233

72,984	Senior Housing Properties Trust, (3)	1,643,600

35,544	SL Green Realty Corporation, (3)	3,332,949

24,745	Taubman Centers Inc., (3)	1,608,920

97,302	UDR Inc., (3)	2,368,331

43,488	Weingarten Realty Trust, (3)	1,260,717
	Total Real Estate Investment Trust	50,878,861

	Real Estate Management & Development – 0.4%

16,706	Alexander & Baldwin Inc.	653,372

48	Nuveen Investments

Shares	Description (1)	Value

	Real Estate Management & Development (continued)

17,111	Jones Lang LaSalle Inc.	$1,955,103
	Total Real Estate Management & Development	2,608,475

	Road & Rail – 1.3%

21,863	Con-Way, Inc.	841,070

19,216	Genesee & Wyoming Inc., (2)	1,735,973

35,134	J.B. Hunt Transports Serives Inc., (3)	2,636,807

18,068	Landstar System	1,037,826

19,873	Old Dominion Frght Line, (2)	1,077,912

17,344	Werner Enterprises, Inc., (3)	451,985
	Total Road & Rail	7,781,573

	Semiconductors & Equipment – 2.4%

236,520	Advanced Micro Devices, Inc., (2), (3)	811,264

166,330	Atmel Corporation, (2)	1,390,519

46,583	Cree, Inc., (2), (3)	2,814,545

52,495	Cypress Semiconductor Corporation, (3)	527,050

49,367	Fairchild Semiconductor International Inc., Class A, (2)	629,923

57,253	Integrated Device Technology, Inc., (2)	552,491

26,950	International Rectifier Corporation, (2)	700,970

49,355	Intersil Holding Corporation, Class A	559,686

109,141	RF Micro Devices, Inc., (2)	581,722

26,192	Semtech Corporation, (2)	597,440

15,154	Silicon Laboratories Inc., (2)	715,875

74,194	Skyworks Solutions Inc., (2), (3)	2,244,369

97,419	SunEdison Inc., (2)	1,355,098

73,950	Teradyne Inc., (2), (3)	1,391,000
	Total Semiconductors & Equipment	14,871,952

	Software – 4.3%

15,463	ACI Worldwide, Inc., (2), (3)	937,212

12,563	Advent Software Inc.	412,820

36,169	Ansys Inc., (2)	2,840,352

109,818	Cadence Design Systems, Inc., (2), (3)	1,550,630

16,775	CommVault Systems, Inc., (2)	1,158,649

82,822	Compuware Corporation	839,815

17,766	Concur Technologies, Inc., (2), (3)	2,155,726

15,701	FactSet Research Systems Inc., (3)	1,660,695

13,921	Fair Isaac Corporation	756,746

52,997	Fortinet Inc., (2)	1,123,536

41,941	Informatica Corporation, (2)	1,692,739

36,789	Mentor Graphics Corporation	765,211

Nuveen Investments	49

Nuveen Mid Cap Index Fund (continued)

Portfolio of Investments January 31, 2014 (Unaudited)

Shares	Description (1)	Value

	Software (continued)

30,523	Micros Systems, Inc., (2), (3)	$1,694,942

46,392	Parametric Technology Corporation, (2)	1,655,267

40,114	Rovi Corporation, (2)	850,818

25,234	Solarwinds, Inc., (2)	1,006,584

26,735	Solera Holdings Inc.	1,786,700

59,668	Synopsys Inc., (2)	2,378,366

60,494	Tibco Software Inc., (2)	1,287,917
	Total Software	26,554,725

	Specialty Retail – 3.5%

27,358	Aaron Rents Inc., (3)	735,657

29,482	Abercrombie & Fitch Co., Class A, (3)	1,043,073

28,380	Advance Auto Parts, Inc.	3,258,308

68,037	American Eagle Outfitters, Inc., (3)	920,541

18,293	Ann Inc., (2)	591,596

49,417	Ascena Retail Group Inc., (2)	927,063

18,038	Cabela’s Incorporated, (2), (3)	1,206,021

62,954	Chico’s FAS, Inc.	1,045,036

29,176	CST Brands Inc.	931,590

38,878	Dick’s Sporting Goods Inc.	2,041,095

58,258	Foot Locker, Inc.	2,248,759

23,706	Guess Inc.	664,953

17,138	Murphy USA Inc., (2)	663,926

182,661	Office Depot, Inc., (2)	893,212

21,261	Rent-A-Center Inc., (3)	530,249

31,384	Signet Jewelers Limited	2,496,597

33,361	Williams-Sonoma Inc., (3)	1,818,842
	Total Specialty Retail	22,016,518

	Textiles, Apparel & Luxury Goods – 1.3%

19,773	Carter’s Inc., (3)	1,329,734

13,369	Deckers Outdoor Corporation, (2)	1,042,114

38,241	Hanesbrands Inc.	2,720,465

30,172	Under Armour, Inc., (2), (3)	3,261,895
	Total Textiles, Apparel & Luxury Goods	8,354,208

	Thrifts & Mortgage Finance – 0.7%

31,848	Astoria Financial Corporation	421,668

171,076	New York Community Bancorp Inc., (3)	2,769,720

40,431	Washington Federal Inc.	884,630
	Total Thrifts & Mortgage Finance	4,076,018

50	Nuveen Investments

Shares	Description (1)					Value

	Tobacco – 0.1%

9,056	Universal Corporation, (3)					$464,754

	Trading Companies & Distributors – 1.1%

18,161	GATX Corporation, (3)					1,051,522

18,175	MSC Industrial Direct Inc., Class A					1,527,064

36,568	United Rentals Inc., (2), (3)					2,959,814

11,520	Watsco Inc.					1,090,022
	Total Trading Companies & Distributors					6,628,422

	Water Utilities – 0.3%

68,268	Aqua America Inc.					1,635,019

	Wireless Telecommunication Services – 0.2%

39,003	Telephone and Data Systems Inc.					1,053,861
	Total Common Stocks (cost $415,007,240)					577,424,702

Shares	Description (1)					Value

	COMMON STOCK RIGHTS – 0.0%

100,634	Community Health Systems, Inc., (2)					$4,025
	Total Common Stock Rights (cost $—)					4,025
	Total Long-Term Investments (cost $415,007,240)					577,428,727

Shares	Description (1)					Value

	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 23.5%

	Money Market Funds – 23.5%

146,068,976	Mount Vernon Securities Lending Prime Portfolio, 0.173%, (4), (5)					$146,068,976
	Total Investments Purchased with Collateral from Securities Lending (cost $146,068,976)					146,068,976

Shares/ Principal Amount (000)	Description (1)	Coupon		Maturity	Rating (6)	Value

	SHORT-TERM INVESTMENTS – 7.6%

	Money Market Funds – 7.1%

44,070,310	First American Treasury Obligations Fund, Class Z	0.000	% (4)	N/A	N/A	$44,070,310

	U.S. Government and Agency Obligations – 0.5%

$2,000	U.S. Treasury Bills, (7)	0.000%		2/13/14	N/R	1,999,996

1,000	U.S. Treasury Bills	0.000%		7/24/14	N/R	999,727
$3,000	Total U.S. Government and Agency Obligations					2,999,723
	Total Short-Term Investments (cost $47,070,031)					47,070,033
	Total Investments (cost $608,146,247) – 123.9%					770,567,736
	Other Assets Less Liabilities – (23.9)%					(148,497,393)
	Net Assets – 100%					$622,070,343

Nuveen Investments	51

Nuveen Mid Cap Index Fund (continued)

Portfolio of Investments January 31, 2014 (Unaudited)

Investments in Derivatives as of January 31, 2014

Futures Contracts outstanding:

Description	Contract Position	Number of Contracts	Contract Expiration	Notional Amount at Value	Unrealized Appreciation (Depreciation)
S&P MidCap 400 E-Mini Index	Long	359	3/14	$47,039,770	$615,803

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$577,424,702	$—	$—	$577,424,702
Common Stocks Rights	4,025	—	—	4,025
Investments Purchased with Collateral from Securities Lending	146,068,976	—	—	146,068,976
Short-Term Investments:
Money Market Funds	44,070,310	—	—	44,070,310
U.S. Government and Agency Obligations	—	2,999,723	—	2,999,723
Derivatives:
Futures Contracts*	615,803	—	—	615,803
Total	$768,183,816	$2,999,723	$—	$771,183,539
*	Represents net unrealized appreciation (depreciation) as reported in the Fund’s Portfolio of Investments.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of January 31, 2014, the cost of investments (excluding investments in derivatives) was $608,849,546.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of January 31, 2014, were as follows:

Gross unrealized:
Appreciation	$175,491,498
Depreciation	(13,773,308)
Net unrealized appreciation (depreciation) of investments	$161,718,190

52	Nuveen Investments

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	Investment, or a portion of investment, is out on loan. The total value of investments out on loan at the end of the reporting period was $141,123,646.

(4)	The rate shown is the annualized seven-day effective yield as of the end of the reporting period.

(5)	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The Fund maintains collateral equal to at least 102% of the fair value of the securities loaned. The cash collateral received by the Fund is invested in this money market fund.

(6)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(7)	Investment, or portion of investment, segregated as collateral for investments in derivatives.

N/A	Not applicable.

Nuveen Investments	53

Nuveen Small Cap Index Fund

Portfolio of Investments January 31, 2014 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 96.4%

	COMMON STOCKS – 96.4%

	Aerospace & Defense – 1.7%

3,312	AAR Corporation	$88,265

1,544	Aerovironment, Inc., (2), (3)	46,042

680	American Science & Engineering Inc.	46,505

2,690	API Technologies Corporation, (2)	8,904

1,256	Astronics Corporation, (2)	76,082

1,654	Cubic Corporation	81,923

3,903	Curtiss Wright Corporation, (3)	239,722

6,208	DigitalGlobe Inc., (2)	237,021

884	Ducommon Inc., (2), (3)	25,194

1,430	Engility Holdings Inc., (2)	54,783

292	Erickson Air-Crane Inc., (2), (3)	5,641

2,607	Esterline Technologies Corporation, (2)	268,391

5,042	GenCorp Inc., (2), (3)	85,815

5,529	Heico Corporation	294,253

1,049	Innovative Solutions & Support, Inc., (2)	7,133

2,657	Keyw Holding Corporation, (2), (3)	42,512

3,663	Kratos Defence & Security Solutions Inc., (2)	26,483

864	LMI Aerospace, Inc., (2), (3)	11,923

3,776	Moog Inc., CLass A Shares, (2)	226,787

401	National Presto Industries Inc., (2)	30,512

4,999	Orbital Sciences Corporation, (2)	122,226

852	Sparton Corporation, (2), (3)	23,745

4,268	Taser International, Inc., (2)	68,544

3,115	Teledyne Technologies Inc., (2)	286,175
	Total Aerospace & Defense	2,404,581

	Air Freight & Logistics – 0.4%

4,322	Air Transport Servcies Group Inc., (2)	27,185

2,152	Atlas Air Worldwide Holdings Inc., (2), (3)	76,030

1,377	Echo Global Logistics, Inc., (2), (3)	27,939

2,515	Forward Air Corporation	112,018

3,082	Hub Group, Inc., (2)	127,749

2,944	Pacer International, Inc., (2)	25,937

722	Park Ohio Holdings Corporation, (2)	34,512

7,562	UTI Worldwide, Inc., (3)	118,421

54	Nuveen Investments

Shares	Description (1)	Value

	Air Freight & Logistics (continued)

2,447	XPO Logistics, Incorporated, (2), (3)	$60,979
	Total Air Freight & Logistics	610,770

	Airlines – 0.5%

1,250	Allegiant Travel Company	113,838

4,326	Hawaian Holdings Inc., (2), (3)	43,952

19,375	JetBlue Airways Corporation, (2), (3)	169,725

4,095	Republic Airways Holdings, Inc., (2)	40,172

4,323	Skywest Inc.	56,242

5,024	Spirit Airline Holdings, (2)	235,626
	Total Airlines	659,555

	Auto Components – 0.9%

5,603	American Axle and Manufacturing Holdings Inc., (2)	104,328

5,279	Cooper Tire & Rubber	123,529

12,237	Dana Holding Corporation, (3)	231,524

2,102	Dorman Products, Inc., (2), (3)	109,640

1,910	Drew Industries Inc.	91,852

1,643	Federal Mogul Corporation, Class A Shares, (2)	29,377

821	Fox Factory Holding Corporation, (2), (3)	13,317

1,171	Fuel Systems Solutions, Inc., (2)	14,392

2,785	Gentherm Inc., (2)	70,962

3,934	Modine Manufacturing Company, (2)	51,535

1,168	Remy International Inc., (3)	23,372

507	Shiloh Industries, Inc., (2)	7,646

2,842	Spartan Motors, Inc.	16,342

1,651	Standard Motor Products Inc., (3)	54,004

2,374	Stoneridge Inc., (2)	27,016

1,936	Superior Industries International Inc.	35,255

5,069	Tenneco Inc., (2)	288,122

509	Tower International Inc., (2)	11,315
	Total Auto Components	1,303,528

	Automobiles – 0.0%

2,338	Winnebago Industries Inc., (2)	56,018

	Beverages – 0.2%

687	Boston Beer Company, (2), (3)	143,109

389	Coca-Cola Bottling Company Consolidated	26,561

880	Craft Brewers Alliance Inc., (2)	13,306

945	National Beverage Corporation, (2), (3)	19,590
	Total Beverages	202,566

Nuveen Investments	55

Nuveen Small Cap Index Fund (continued)

Portfolio of Investments January 31, 2014 (Unaudited)

Shares	Description (1)	Value

	Biotechnology – 4.8%

5,840	Acadia Pharmaceuticals, Inc., (2), (3)	$136,072

533	Acceleron Pharma Inc., (2), (3)	24,705

8,047	Achillion Pharmaceuticals, Inc., (2), (3)	26,636

3,381	Acorda Therapeutics, Inc., (2)	99,232

2,402	Aegerion Pharmaceuticals Inc., (2), (3)	144,072

569	Agios Pharmaceutical Inc., (2), (3)	15,050

4,844	Alnylam Pharmaceuticals, Inc., (2)	405,249

1,798	AMAG Pharmaceuticals Inc., (2), (3)	38,603

2,534	Amicus Therapeutics, Inc., (2)	6,918

2,112	Anacor Pharmaceuticals Inc., (2), (3)	40,212

18,149	Arena Pharmaceuticals, Inc., (2), (3)	115,065

4,944	ArQule Inc., (2)	11,322

10,287	Array Biopharma, Inc., (2)	49,480

4,324	Aveo Pharmaceuticals Inc., (2)	7,135

439	Bind Theraputics Inc., (2)	5,553

3,077	BioTime Inc., (2), (3)	11,446

569	Bluebird Bio Inc., (2), (3)	12,615

10,800	Cell Therapeutics, Inc., (2), (3)	34,452

7,415	Celldex Therapeutics, Inc., (2)	191,159

320	Cellular Dynamics International Inc., (2), (3)	5,091

5,593	Cepheid, Inc., (2), (3)	295,646

6,523	Chelsea Therapeutics International, Inc., (2)	29,027

2,049	ChemoCentryx Inc., (2), (3)	12,724

707	Chimerix Inc., (2)	13,751

1,491	Clovis Oncology Inc., (2)	96,960

499	Conatus Pharmaceuticals Inc., (2)	5,274

2,225	Coronado Biosciences Inc., (2), (3)	6,052

6,712	Curis, Inc., (2), (3)	18,995

2,220	Cytokinetics, Inc., (2), (3)	17,205

5,265	Cytori Therapeutics, Inc., (2), (3)	14,005

13,134	Dendreon Corporation, (2), (3)	36,644

1,089	Durata Therapeutics Inc., (2), (3)	11,652

10,081	Dyax Corporation, (2)	84,882

21,841	Dynavax Technologies Corporation, (2)	38,003

2,287	Emergent BioSolutions, Inc., (2)	54,728

303	Enanta Pharmaceuticals Inc., (2)	11,084

3,131	Enzon Inc.	2,818

492	Epizyme Inc., (2)	14,957

381	Esperion Therapeutics Inc., (2)	5,814

56	Nuveen Investments

Shares	Description (1)	Value

	Biotechnology (continued)

5,869	EXACT Sciences Corporation, (2), (3)	$76,297

15,318	Exelixis, Inc., (2), (3)	105,388

1,869	Fibrocell Science Inc., (2)	9,195

467	Five Prime Therapeutics Inc., (2)	6,846

572	Foundation Medicine Inc., (2), (3)	17,126

8,523	Galena Biopharma Inc., (2)	44,916

1,395	Genomic Health, Inc., (2), (3)	42,017

10,869	Geron Corporation, (2)	54,562

2,186	GTX, Inc., (2), (3)	3,957

7,404	Halozyme Therapeutics, Inc., (2), (3)	115,947

531	Harvard Appartus Regenerative Technology Inc., (2)	2,172

699	Hyperion Therapeutics Inc., (2), (3)	19,628

8,315	Idenix Pharmaceuticals Inc., (2), (3)	58,288

7,045	Immunogen, Inc., (2), (3)	105,605

6,110	Immunomedics, Inc., (2), (3)	29,634

3,990	Infinity Pharmaceuticals, Inc., (2), (3)	51,272

2,883	Insmed Incorporated, (2)	58,871

422	Insys Therapeutics Inc., (2)	24,826

597	Intercept Pharmaceuticals Incorporated, (2)	179,625

7,439	Intermune, Inc., (2), (3)	99,311

958	Intrexon Corporation, (2), (3)	32,160

7,755	Ironwood Pharmaceuticals Inc., (2), (3)	107,562

9,360	ISIS Pharmaceuticals, Inc., (2), (3)	477,922

992	Kalobios Pharmaceuticals Inc., (2)	3,095

650	Karyopharm Therapeutics Inc., (2)	22,692

7,418	Keryx Biopharmaceuticals, Inc., (2), (3)	114,089

982	Kythera Biopharmaceuticals, Incorporated, (2)	45,172

18,945	Lexicon Genetics, Inc., (2), (3)	34,859

1,484	Ligand Pharmaceuticals, Inc., (2), (3)	91,919

478	MacroGenics Inc., (2), (3)	19,029

12,396	MannKind Corporation, (2), (3)	67,186

1,004	MEI Pharma Inc., (2)	8,494

8,053	Merrimack Pharmaceuticals, Incorporated, (2), (3)	42,278

7,550	MiMedx Group Inc., (2)	59,192

3,935	Momenta Pharmaceuticals, Inc., (2)	70,437

4,549	Nanosphere Inc., (2)	9,598

9,966	Navidea Biopharmaceuticals Incorporated, (2), (3)	17,540

5,561	Neurocrine Biosciences Inc., (2)	95,037

1,408	NewLink Genetics Corporation, (2), (3)	52,124

Nuveen Investments	57

Nuveen Small Cap Index Fund (continued)

Portfolio of Investments January 31, 2014 (Unaudited)

Shares	Description (1)	Value

	Biotechnology (continued)

15,503	Novavax, Inc., (2)	$84,336

8,361	NPS Pharmaceuticals, Inc., (2), (3)	299,157

1,222	OncoGenex Pharmaceutical Inc., (2)	13,198

391	Oncomed Pharmaceuticals Inc., (2), (3)	11,796

495	Onconova Therapeutics Inc., (2), (3)	7,484

736	Ophthotech Corporation, (2), (3)	22,735

15,733	Opko Health Inc., (2), (3)	124,763

8,431	Orexigen Therapeutics Inc., (2), (3)	57,331

1,382	Osiris Therapeutics, Inc., (2), (3)	21,573

747	OvaScience Inc., (2)	6,992

11,666	PDL Biopharma Inc., (3)	106,161

12,633	Peregrine Pharmaceuticals, Inc., Reg S, (2), (3)	22,992

910	Portola Pharmaceuticals Inc., (2)	24,270

4,961	Progenics Pharmaceuticals, Inc., (2)	23,714

1,185	Prothena Corporation PLC, (2)	36,664

800	PTC Therapeutics Inc., (2), (3)	20,856

1,845	Puma Biotechnology Inc , (2)	218,097

4,971	Raptor Pharmaceuticals Corporation, (2), (3)	77,299

604	Receptos Inc., (2), (3)	24,069

789	Regulus Therapeutics Incorporated, (2)	7,180

2,620	Repligen Corporation, (2)	40,558

7,262	Rigel Pharmaceuticals, Inc., (2), (3)	22,004

5,083	Sangamo Biosciences, Inc., (2)	98,305

3,125	Sarepta Therapautics Inc., (2), (3)	76,188

3,063	SIGA Technologies, Inc., (2), (3)	10,139

5,275	Spectrum Pharmaceuticals, Inc., (2)	44,363

762	Stemline Therapeutics Inc., (2), (3)	19,164

2,697	Sunesis Pharmaceuticals, Inc., (2)	11,813

1,601	Synageva BioPharma Corporation, (2), (3)	145,019

6,714	Synergy Pharmaceuticals Inc., (2), (3)	35,651

4,157	Synta Pharmaceuticals Corporation, (2), (3)	22,198

2,327	Targacept, Inc., (2)	10,262

1,114	Tesaro Inc., (2)	35,102

1,167	Tetraphase Pharmaceuticals Inc., (2)	18,100

1,295	TG Therapeutics Inc., (2), (3)	7,770

3,925	Threshold Pharmaceuticals, Inc., (2), (3)	19,154

2,764	Vanda Pharmaceuticals, Inc., (2), (3)	36,816

1,443	Verastem Inc., (2), (3)	18,124

6,330	Vical, Inc., (2), (3)	8,546

58	Nuveen Investments

Shares	Description (1)	Value

	Biotechnology (continued)

6,420	XOMA Limited, (2)	$49,883

6,690	ZIOPHARM Oncology, Inc., (2)	28,031
	Total Biotechnology	6,594,013

	Building Products – 0.8%

2,340	Aaon, Inc., (3)	69,404

828	American Woodmark Company, (2), (3)	29,071

2,395	Apogee Enterprises, Inc., (3)	80,951

3,723	Builders FirstSource, Inc., (2)	29,970

2,556	Gibraltar Industries Inc., (2)	45,650

3,719	Griffon Corporation	46,711

1,502	Insteel Industries, Inc.	27,982

1,724	NCI Building Systems Inc., (2)	31,791

611	Norcraft Companies Inc., (2)	10,540

751	Nortek Inc., (2)	56,483

555	Patrick Industries, Inc., (2)	19,980

2,765	PGT, Inc., (2)	29,530

1,315	Ply Gem Holdings Inc., (2), (3)	17,437

3,089	Quanex Building Products Corporation	58,537

3,378	Simpson Manufacturing Company Inc.	110,123

1,433	Trex Company Inc., (2), (3)	100,783

1,655	Universal Forest Products Inc., (3)	86,970

6,388	USG Corporation, (2)	195,473
	Total Building Products	1,047,386

	Capital Markets – 2.6%

18,730	Apollo Investment Corporation, (3)	158,081

1,334	Arlington Asset Investment Corporation, (3)	35,018

10,589	BGC Partners Inc., Class A	68,087

6,176	BlackRock Kelso Capital Corporation, (3)	57,375

1,655	Calamos Asset Management, Inc. Class A, (3)	18,983

1,122	Capital Southwest Corporation, (3)	38,339

332	Capitala Finance Corporation	6,567

781	CIFC Corporation	6,201

1,569	Cohen & Steers Inc., (3)	56,594

8,139	Cowen Group, Inc, Class A, (2), (3)	33,207

235	Diamond Hill Investment Group, Inc.	26,917

2,635	Evercore Partners Inc., (3)	147,138

729	FBR Capital Markets Corporation, (2)	17,686

1,142	Fidus Investment Corporation	23,719

11,398	Fifth Street Finance Corporation	107,255

Nuveen Investments	59

Nuveen Small Cap Index Fund (continued)

Portfolio of Investments January 31, 2014 (Unaudited)

Shares	Description (1)	Value

	Capital Markets (continued)

4,076	Financial Engines Inc.	$248,310

3,049	FXCM Inc, Class A Shares	52,260

503	GAMCO Investors Inc.	40,637

500	Garrison Capital Inc, (3)	7,170

5,802	GFI Group, Inc.	22,048

1,751	Gladstone Capital Corporation	17,282

1,930	Gladstone Investment Corporation, (3)	15,691

3,109	Golub Capital BDC Inc., (3)	56,895

2,349	Greenhill & Co Inc.	122,031

1,610	GSV Capital Corporporation, (2), (3)	21,494

5,130	Hercules Technology Growth Capital, Inc., (3)	81,362

2,758	HFF Inc., Class A Shares	81,582

686	Horizon Technology Finance Corporation	9,926

3,168	ICG Group Inc., (2)	60,160

1,173	INTL FCStone Inc., (2), (3)	20,692

3,102	Investment Technology Group, (2)	51,183

12,435	Janus Capital Group Inc., (3)	136,661

1,309	JMP Group Inc.	9,739

2,356	KCAP Financial Incorporated, (3)	18,777

5,921	KCG Holdings Inc., Class A Shares, (2)	65,486

8,581	Ladenburg Thalmann Financial Services Inc., (2)	20,594

3,254	Main Street Capital Corporation, (3)	110,246

1,133	Manning & Napier Inc.	18,978

573	Marcus & Millichap Inc., (2)	9,552

5,935	MCG Capital Corporation	26,529

1,551	Medallion Financial Corporation	20,675

3,344	Medley Capital Corporation, (3)	46,114

1,885	MVC Capital Inc.	26,861

2,886	New Mountain Finance Corporation	42,655

1,752	NGP Capital Resources Company	12,965

826	Oppenheimer Holdings Inc., Class A	19,394

1,226	PennantPark Floating Rate Capital Inc.	17,103

5,538	Pennantpark Investment Corporation	62,690

1,345	Piper Jaffray Companies, (2)	52,832

23,199	Prospect Capital Corporation, (3)	252,173

946	Pzena Investments Management, Inc.	9,990

166	RCS Capital Corporation	3,529

1,748	Safeguard Scientifics Inc., (2)	32,041

459	Silvercrest Asset Management Corporation Class A	7,252

60	Nuveen Investments

Shares	Description (1)	Value

	Capital Markets (continued)

3,480	Solar Capital Limited	$77,012

960	Solar Senior Capital Limited	17,347

1,439	Stellus Capital Investment Corporation, (3)	21,283

5,297	Stifel Financial Corporation, (2), (3)	239,160

2,411	SWS Group Inc., (2)	18,516

1,871	TCP Capital Corporation, (3)	32,406

4,379	Technology Investment Capital Corporation, (3)	44,447

2,826	THL Credit Inc.	44,707

2,297	Triangle Capital Corporation	61,927

563	Virtus Investment Partners Inc., (2)	102,612

3,075	Walter Investment Management Corporation , (2), (3)	94,833

582	Westwood Holding Group Inc.	33,273

575	WhiteHorse Finance Incorporated	8,510

8,371	WisdomTree Investments Inc., (2)	118,199
	Total Capital Markets	3,646,958

	Chemicals – 2.2%

2,451	A Schulman, Inc.	83,260

839	Advanced Emissions Solutions Inc., (2), (3)	41,891

493	American Pacific Corporation, (2)	22,890

2,386	American Vanguard Corp., (3)	55,451

1,657	Arabian American Development Company , (2)	18,890

5,818	Axiall Corporation	232,138

2,474	Balchem Corporation	134,882

4,508	Calgon Carbon Corporation, (2)	91,557

537	Chase Corporation, Common Stock	16,980

8,193	Chemtura Corporation, (2)	205,480

6,037	Ferro Corporation, (2)	75,945

3,977	Flotek Industries Inc., (2), (3)	85,545

1,811	FutureFuel Corporation, (3)	29,628

665	GSE Holdings Inc., (2)	492

4,193	H.B. Fuller Company	195,310

785	Hawkins Inc, (3)	27,640

1,830	Innophos Holdings, Inc.	85,406

1,958	Innospec, Inc.	83,881

4,560	Intrepid Potash Inc., (2), (3)	67,032

682	KMG Chemicals, Inc.	10,680

1,727	Koppers Holdings Inc.	68,217

2,711	Kraton Performance Polymers Inc., (2)	67,802

2,160	Landec Corporation, (2)	23,220

Nuveen Investments	61

Nuveen Small Cap Index Fund (continued)

Portfolio of Investments January 31, 2014 (Unaudited)

Shares	Description (1)	Value

	Chemicals (continued)

1,594	LSB Industries Inc., (2), (3)	$52,777

455	Marrone Bio Innovations Inc., (2)	7,230

2,905	Minerals Technologies Inc.	150,130

6,691	Olin Corporation, (3)	172,026

2,664	OM Group Inc.	86,154

3,922	OMNOVA Solutions Inc., (2)	35,455

800	Penford Corporation, (2)	9,904

8,281	PolyOne Corporation	294,472

1,095	Quaker Chemical Corporation	75,675

4,170	Sensient Technologies Corporation	203,996

1,570	Stepan Company, (3)	99,522

1,315	Taminco Corporation, (2), (3)	26,445

2,051	Tredegar Corporation	50,844

1,887	Zep Inc.	30,267

2,292	Zoltek Companies, Inc., (2)	38,276
	Total Chemicals	3,057,390

	Commercial Banks – 6.9%

1,258	1st Source Corporation	37,073

2,491	1st United Bancorp Inc/North, (3)	18,085

609	Access National Corporation	10,000

655	American National Bankshares, Inc.	15,229

1,989	Ameris Bancorp., (2), (3)	40,715

775	Ames National Corporation, (3)	16,477

888	Arrow Financial Corporation, (3)	22,138

590	BancFirst Corporation	31,878

2,439	Banco Latinoamericano de Exportaciones S.A	61,951

2,738	Bancorp, Inc., (2)	52,159

7,933	BancorpSouth Inc., (3)	186,981

511	Bank of Kentucky Financial Corporation	18,360

453	Bank of Marin Bancorp California	20,036

2,591	Bank of the Ozarks, Inc., (3)	164,269

1,621	Banner Corporation	59,701

327	Bar Harbor Bankshares	12,455

6,581	BBCN Bancorp Inc.	99,044

1,526	BNC Bancorp., (3)	25,896

6,642	Boston Private Financial Holdings Inc.	81,630

931	Bridge Bancorp Inc.	22,903

744	Bridge Capital Holdings, (2)	16,405

1,126	Bryn Mawr Bank	31,382

62	Nuveen Investments

Shares	Description (1)	Value

	Commercial Banks (continued)

272	C & F Financial, Inc., (3)	$9,599

636	Camden National Corporation	22,483

1,916	Capital Bank Financial Corporation, Class A Shares, (2)	44,164

1,039	Capital City Bank, (2)	13,258

2,522	Cardinal Financial Corporation, (3)	43,000

472	Cascade Bancorp., (2)	2,275

6,569	Cathay General Bancorp.	154,372

981	Center Bancorp, Inc.	17,413

2,509	Centerstate Banks of Florida, Inc.	27,599

1,687	Central Pacific Financial Corporation	30,956

284	Century Bancorp, Inc.	9,630

2,457	Chemical Financial Corporation	70,958

300	Chemung Financial Corporation	10,098

1,027	Citizens & Northern Corporation, (3)	20,109

1,305	City Holding Company, (3)	58,229

1,198	CNB Financial Corporation	19,240

2,954	Cobiz, Inc., (3)	31,194

4,252	Columbia Banking Systems Inc.	111,020

3,334	Community Bank System Inc., (3)	118,690

1,168	Community Trust Bancorp, Inc.	47,327

876	CommunityOne Bancorp., (2)	10,074

145	ConnectOne Bancorp Inc., (2)	6,622

678	CU Bancorp., (2)	11,696

1,665	Customers Bancorp Inc., (2)	33,766

7,654	CVB Financial	114,198

1,858	Eagle Bancorp, Inc., (2)	61,779

1	East West Bancorp Inc.	24

1,856	Enterprise Bancorp, Inc., (3)	38,382

1,509	Enterprise Financial Services Corporation	28,098

12,519	F.N.B. Corporation PA, (3)	148,225

623	Farmers Capital Bank Corporation, (2)	12,809

1,221	Fidelity Southern Corporation, (3)	17,204

1,150	Financial Institutions, Inc., (3)	24,012

797	First Bancorp Maine	13,541

1,640	First Bancorp of North Carolina, Inc., (3)	28,257

6,009	First Bancorp of Puerto Rico, (2), (3)	29,384

6,038	First Busey Corporation, (3)	33,209

8,158	First Commonwealth Financial Corporation	66,977

1,492	First Community Bancshares, Inc.	24,155

Nuveen Investments	63

Nuveen Small Cap Index Fund (continued)

Portfolio of Investments January 31, 2014 (Unaudited)

Shares	Description (1)	Value

	Commercial Banks (continued)

1,416	First Connecticut Bancorp.	$21,821

4,822	First Financial Bancorp.	79,949

2,627	First Financial Bankshares, Inc., (3)	160,694

935	First Financial Corporation	30,079

2,002	First Financial Holdings Inc.	123,223

1,462	First Interstate BancSystem Inc., Montana	37,515

2,911	First Merchants Corporation	61,393

6,257	First Midwest Bancorp, Inc.	99,924

347	First NBC Bank Holding Company, (2)	11,312

659	First of Long Island Corporation	26,077

5,538	First Security Group, Inc., (2)	11,408

13,812	FirstMerit Corporation	281,074

2,569	Flushing Financial Corporation	52,767

1,415	German American Bancorp, Inc.	38,148

6,003	Glacier Bancorp, Inc., (3)	158,659

859	Great Southern Bancorp.	23,751

1,226	Guaranty Bancorp.	15,889

2,812	Hampton Roads Bankshares, Inc., (2)	4,387

7,073	Hancock Holding Company	244,726

2,632	Hanmi Financial Corporation	56,772

1,235	Heartland Financial USA, Inc.	31,110

1,735	Heritage Commerce Corporation	13,897

1,262	Heritage Financial Corporation, (3)	21,492

1,681	Heritage Oaks Bancorp, (2)	12,876

3,770	Home Bancshares, Inc., (3)	116,267

1,208	Home Federal Bancorp, Inc.	17,516

1,609	HomeTrust Bancshares Inc., (2)	25,438

724	Horizon Bancorp.	16,116

1,369	Hudson Valley Holding Corporation	24,615

2,474	IberiaBank Corporation	162,888

1,907	Independent Bank Corporation, (3)	68,957

316	Independent Bank Group Inc.	16,053

4,442	International Bancshares Corporation	103,987

1,491	Intervest Bancshares Corporation, (2)	11,153

4,207	Investors Bancorp, Inc.	106,732

2,979	Lakeland Bancorp, Inc.	33,573

1,368	Lakeland Financial Corporation, (3)	50,110

504	LCNB Corporation	8,875

1,977	Macatawa Bank Corporation, (2)	10,478

64	Nuveen Investments

Shares	Description (1)	Value

	Commercial Banks (continued)

1,698	Mainsource Financial Group	$27,694

4,566	MB Financial, Inc.	128,305

725	Mercantile Bank Corporation	14,507

468	Merchants Bancshares, Inc.	13,946

1,178	Metro Bancorp, Inc., (2)	23,407

443	Middleburg Financial Corporation	7,912

685	Midsouth Bancorp Inc.	10,624

565	MidWestOne Financial Group Inc.	13,888

4,163	National Bank Holdings Corporation	81,095

579	National Bankshares, Inc.	21,081

9,752	National Penn Bancshares, Inc., (3)	101,226

3,649	NBT Bancorp, Inc.	87,722

2,105	NewBridge Bancorp., (2), (3)	14,714

542	Northrim Bancorp, Inc.	13,019

3,802	OFG Bancorp., (3)	55,433

8,447	Old National Bancorp.	118,258

885	OmniAmerican Bancorp Inc.	19,842

1,490	Pacific Continental Corporation	21,009

1,386	Pacific Premier Bancorp, Inc., (2), (3)	21,996

2,931	Pacwest Bancorp., (3)	117,562

372	Palmetto Bancshares Inc., (2)	4,520

959	Park National Corporation	75,090

3,727	Park Sterling Bank Inc.	25,157

937	Peapack Gladstone Financial Corporation, (3)	17,335

401	Penns Woods Bancorp, Inc.	18,125

900	Peoples Bancorp, Inc.	20,295

2,920	Pinnacle Financial Partners, Inc.	95,309

972	Preferred Bank Los Angeles, (2)	20,927

5,409	Privatebancorp, Inc.	154,643

5,024	Prosperity Bancshares, Inc.	314,301

2,546	Renasant Corporation	73,299

807	Republic Bancorp, Inc.	18,634

2,476	S&T Bancorp, Inc., (3)	57,914

2,080	Sandy Spring Bancorp, Inc.	51,938

1,222	Seacoast Banking Corporation of Florida, (2)	13,630

1,014	Sierra Bancorp.	16,072

1,375	Simmons First National Corporation, (3)	47,479

1,486	Southside Bancshares, Inc.	39,602

1,641	Southwest Bancorp, Inc.	28,635

Nuveen Investments	65

Nuveen Small Cap Index Fund (continued)

Portfolio of Investments January 31, 2014 (Unaudited)

Shares	Description (1)	Value

	Commercial Banks (continued)

2,661	State Bank Financial Corporation, (3)	$45,583

6,954	Sterling Bancorp.	87,620

2,831	Sterling Financial Corporation, (3)	89,177

963	Suffolk Bancorp., (2)	18,567

3,370	Sun Bancorp, Inc., (2)	10,683

15,539	Susquehanna Bancshs Inc.	168,287

1,204	SY Bancorp, Inc., (3)	35,626

1,440	Taylor Capital Group, Inc., (2)	32,155

3,399	Texas Capital BancShares, Inc., (2), (3)	202,139

1,204	Tompkins Financial Corporation	56,468

3,857	Towne Bank, (3)	58,009

1,334	Trico Bancshares	33,030

546	Tristate Capital Holdings Inc., (2)	7,502

5,597	Trustmark Corporation	132,985

2,972	UMB Financial Corporation, (3)	176,210

9,330	Umpqua Holdings Corporation, (3)	163,835

3,618	Union First Market Bankshares Corporation, (3)	83,467

4,195	United Bankshares, Inc., (3)	125,389

3,590	United Community Banks, Inc., (2)	59,881

1,391	Univest Corporation of Pennsylvania	26,123

1,005	VantageSouth Bancshares Inc., (2)	5,769

3,089	ViewPoint Financial Group, (3)	76,051

2,247	Virginia Commerce Bancorp, Inc., (2)	36,536

1,292	Washington Banking Company	22,985

1,206	Washington Trust Bancorp, Inc.	39,726

7,521	Webster Financial Corporation	228,187

2,159	WesBanco, Inc.	61,661

1,206	West Bancorp, Inc.	17,837

2,248	Westamerica Bancorp., (3)	110,961

6,173	Western Alliance Bancorporation, (2)	138,399

5,160	Wilshire Bancorp, Inc.	51,394

2,668	Wintrust Financial Corporation, (3)	116,938

1,199	Yadkin Financial Inc., (2)	22,421
	Total Commercial Banks	9,548,240

	Commercial Services & Supplies – 2.0%

4,555	ABM Industries Inc.	121,436

9,462	Acco Brands Corporation, (2), (3)	54,974

1,843	Acorn Energy Inc., (3)	6,395

1,535	American Ecology Corporation	54,892

66	Nuveen Investments

Shares	Description (1)	Value

	Commercial Services & Supplies (continued)

3,140	ARC Document Solutions, (2)	$23,801

3,996	Brinks Company	126,433

3,219	Casella Waste Systems, Inc., (2)	16,513

1,467	CECO Environmental Corporation, (3)	22,797

4,490	Cenveo Inc., (2), (3)	14,907

96	CompX International Inc.	1,252

603	Consolidated Graphics Inc., (2)	39,099

955	Courier Corporation	15,079

4,239	Deluxe Corporation, (3)	205,803

2,189	EnerNOC, Inc., (2)	49,034

2,181	Ennis Inc.	31,559

1,630	G&K Services, Inc.	91,101

5,703	Healthcare Services Group, Inc., (3)	154,722

737	Heritage-Crystal Clean, Inc., (2), (3)	12,249

3,789	HNI Corporation	130,001

3,695	Innerworkings, Inc., (2), (3)	27,860

4,944	Interface, Inc.	103,577

789	Intersections, Inc.	5,839

2,703	Kimball International Inc., Class B	40,194

4,015	Knoll Inc., (3)	66,649

2,100	McGrath Rentcorp.	76,902

4,885	Miller (Herman) Inc.	136,927

2,360	Mine Safety Appliances Company	118,897

3,196	Mobile Mini, Inc., (2)	123,589

1,021	Multi Color Corporation	36,715

562	NL Industries Inc.	6,204

1,861	Performant Financial Corporation, (2)	15,874

2,083	Quad Graphics Inc., (3)	47,763

1,123	Schawk Inc.	13,566

1,285	SP Plus Corporation, (2), (3)	32,459

7,026	Steelcase Inc.	103,774

9,484	Swisher Hygiene Inc., (2)	4,795

1,715	Team, Inc., (2)	72,596

5,410	Tetra Tech, Inc., (2)	159,649

1,348	TRC Companies, (2)	9,153

1,221	UniFirst Corporation	129,182

3,379	United Stationers, Inc.	139,992

1,694	Viad Corporation	44,535

1,775	West Corporation	41,038
	Total Commercial Services & Supplies	2,729,776

Nuveen Investments	67

Nuveen Small Cap Index Fund (continued)

Portfolio of Investments January 31, 2014 (Unaudited)

Shares	Description (1)	Value

	Communications Equipment – 1.8%

4,939	ADTRAN, Inc.	$125,401

960	Alliance Fiber, (3)	15,120

898	Anaren Microwave Inc., (2), (3)	25,099

344	Applied Optoelectronics Inc., (2)	4,689

9,709	Arris Group Inc., (2)	251,463

9,496	Aruba Networks, Inc., (2)	187,166

5,104	Aviat Networks Inc., (2)	9,698

822	Bel Fuse, Inc., Class B	15,758

1,344	Black Box Corporation, (3)	36,839

2,922	CalAmp Corporation, (2)	86,141

3,337	Calix Inc., (2)	26,462

8,460	Ciena Corporation, (2), (3)	197,372

1,402	Comtech Telecom Corporation	42,649

2,155	Digi International, Inc., (2)	22,197

7,572	Emulex Corporation, (2)	55,730

7,750	Extreme Networks Inc., (2)	56,730

7,787	Finisar Corporation, (2), (3)	184,630

8,444	Harmonic Inc., (2)	55,393

9,657	Infinera Corporation, (2)	84,209

3,430	Interdigital Inc.	98,613

4,707	IXIA, (2)	60,203

1,292	KVH Industries, Inc., (2)	17,029

3,211	Netgear, Inc., (2), (3)	102,463

1,165	Numerex Corporation, (2), (3)	15,553

1,587	Oplink Communications, Inc., (2)	26,868

7,377	Parkervision, Inc., (2), (3)	33,860

1,539	PCTEL, Inc., (3)	12,635

3,607	Plantronics Inc.	154,849

1,713	Procera Networks Inc., (2), (3)	19,802

3,627	Ruckus Wireless Incorporated, (2)	48,711

4,906	ShoreTel, Inc., (2)	37,776

17,981	Sonus Networks, Inc., (2)	53,943

456	Tessco Technologies Inc.	15,180

1,050	Ubiquiti Networks Inc., (2), (3)	43,260

3,297	ViaSat, Inc., (2), (3)	196,204

3,705	Westell Technologies Inc., Class A, (2)	13,894
	Total Communications Equipment	2,433,589

	Computers & Peripherals – 0.4%

2,590	Avid Technology Inc., (2)	17,975

68	Nuveen Investments

Shares	Description (1)	Value

	Computers & Peripherals (continued)

3,302	Cray, Inc., (2), (3)	$97,376

3,868	Electronics For Imaging, (2)	163,887

6,338	Fusion-io Inc., (2), (3)	69,718

1,951	Hutchinson Technology Inc., (2)	7,414

2,826	Imation Corporation, (2)	13,593

2,325	Immersion Corporation, (2)	27,203

7,420	QLogic Corporation, (2)	85,849

17,692	Quantum Corporation, (2)	22,115

2,819	Silicon Graphics International Corporation, (2)	36,675

2,655	Super Micro Computer Inc., (2)	54,587

1,551	Violin Memory Inc., (2)	5,863
	Total Computers & Peripherals	602,255

	Construction & Engineering – 0.8%

3,261	Aegion Corporation, (2), (3)	66,916

1,630	Ameresco Inc., Class A Shares, (2), (3)	16,072

1,164	Argan, Inc.	33,069

3,099	Comfort Systems USA Inc.	52,807

2,756	Dycom Industries Inc., (2)	76,699

5,593	Emcor Group Inc.	237,758

3,117	Furmanite Corporation, (2)	36,407

3,235	Granite Construction Inc.	107,693

4,950	Great Lakes Dredge & Dock Corporation, (2)	37,274

1,651	Layne Christensen Company, (2), (3)	28,001

4,951	MasTec Inc., (2), (3)	177,939

1,749	MYR Group Inc., (2)	43,847

786	Northwest Pipe Company, (2), (3)	27,573

2,271	Orion Marine Group Inc., (2)	25,435

2,162	Pike Electric Corporation, (2)	22,787

2,941	Primoris Services Corporation	93,436

1,385	Sterling Construction Company, Inc., (2)	14,986

3,089	Tutor Perini Corporation, (2)	69,811
	Total Construction & Engineering	1,168,510

	Construction Materials – 0.2%

6,090	Headwater Inc., (2)	67,721

1,813	Texas Industries Inc., (2), (3)	136,374

162	United States Lime & Minerals, Inc., (2)	8,837

1,180	US Concrete, Inc., (2), (3)	26,739
	Total Construction Materials	239,671

Nuveen Investments	69

Nuveen Small Cap Index Fund (continued)

Portfolio of Investments January 31, 2014 (Unaudited)

Shares	Description (1)	Value

	Consumer Finance – 0.7%

2,378	Cash America International, Inc., (3)	$87,344

1,507	Consumer Portfolio Services, Inc., (2)	12,825

592	Credit Acceptance Corporation, (2)	82,395

3,375	DFC Global Corporation, (2), (3)	25,380

2,084	Encore Capital Group, Inc., (2), (3)	99,178

4,254	EZCORP, Inc., (2)	46,709

2,432	First Cash Financial Services, Inc., (2)	119,508

761	First Marblehead Corporation, (2)	4,536

2,150	Green Dot Corporation, Class A Shares, (2)	48,418

1,438	Imperial Holdings, Incorporated, (2), (3)	8,887

932	JGWPT Holdings Inc., Class A Shares, (2)	15,844

1,907	Nelnet Inc.	71,036

856	Nicholas Financial, Inc.	13,508

4,227	Portfolio Recovery Associates, Inc., (2), (3)	212,280

448	Regional Management Corporation, (2), (3)	14,887

2,015	Springleaf Holdings Inc., (2), (3)	48,279

774	World Acceptance Corporation, (2), (3)	74,064
	Total Consumer Finance	985,078

	Containers & Packaging – 0.3%

338	AEP Industries, Inc., (2)	14,886

4,613	Berry Plastics Corporation, (2), (3)	102,870

17,494	Graphic Packaging Holding Company, (2)	166,193

2,349	Myers Industries, Inc.	44,983

464	UFP Technologies, Inc., (2)	11,888
	Total Containers & Packaging	340,820

	Distributors – 0.2%

1,557	Audiovox Corporation, (2)	20,755

957	Core-Mark Holding Company, Inc.	72,397

3,882	Pool Corporation	210,327

542	Weyco Group, Inc.	14,320
	Total Distributors	317,799

	Diversified Consumer Services – 1.0%

1,468	American Public Education Inc., (2)	62,140

1,178	Ascent Media Corporation, (2)	84,286

1,225	Bridgepoint Education Inc., (2)	21,291

987	Bright Horizons Family Solutions Inc., (2)	36,272

922	Capella Education Company	57,524

4,598	Career Education Corporation, (2), (3)	25,013

1,309	Carriage Services Inc., (3)	28,013

70	Nuveen Investments

Shares	Description (1)	Value

	Diversified Consumer Services (continued)

6,606	Corinthian Colleges Inc., (2)	$9,711

2,013	Education Management Corporation, (2), (3)	13,950

3,784	Grand Canyon Education Inc., (2)	165,815

4,580	Hillenbrand Inc.	123,981

1,745	Houghton Mifflin Harcourt Company, (2), (3)	33,574

1,946	ITT Educational Services, Inc., (2), (3)	57,212

382	JTH Holdings Inc., Class A Shares, (2)	10,001

2,264	K12, Inc., (2)	49,695

5,056	LifeLock, Incorporated, (2)	103,193

2,001	Lincoln Educational Services Corporation	8,744

2,300	Matthews International Corporation	97,796

3,959	Regis Corporation	48,814

5,690	Sothebys Holdings Inc.	272,665

1,222	Steiner Leisure Limited, (2)	59,890

900	Strayer Education Inc., (2)	31,464

1,768	Universal Technical Institute Inc.	20,809
	Total Diversified Consumer Services	1,421,853

	Diversified Financial Services – 0.3%

194	California First National Bancorp.	2,871

918	Gain Capital Holdings Inc., (3)	8,161

3,126	Marketaxess	196,125

688	Marlin Business Services Corporation	17,455

2,188	Newstar Financial, Inc., (2)	34,417

4,758	PHH Corporation, (2), (3)	115,477

1,895	PICO Holdings, Inc., (2)	44,665

1,013	Resource America Inc.	8,894
	Total Diversified Financial Services	428,065

	Diversified Telecommunication Services – 0.6%

7,280	8X8, Inc., (2)	73,819

766	Atlantic Tele-Network, Inc.	44,620

2,235	Cbeyond Inc., (2), (3)	16,226

17,328	Cincinnati Bell Inc., (2), (3)	59,955

3,935	Cogent Communications Group, Inc.	162,791

3,343	Consolidated Communications Holdings, Inc., (3)	65,456

1,730	FairPoint Communications Inc., (2)	22,161

2,622	General Communication, Inc., (2)	25,512

862	Hawaiian Telcom Holdco Inc., (2), (3)	23,395

1,132	Hickory Tech Corporation, (3)	16,199

1,281	IDT Corporation	21,777

Nuveen Investments	71

Nuveen Small Cap Index Fund (continued)

Portfolio of Investments January 31, 2014 (Unaudited)

Shares	Description (1)	Value

	Diversified Telecommunication Services (continued)

4,447	inContact, Inc., (2), (3)	$39,045

2,712	Inteliquent Incn	31,459

5,350	Iridium Communications Inc., (2), (3)	33,919

1,287	Lumos Networks Corporation	24,466

3,020	Orbcomm, Inc., (2)	20,838

4,009	Premiere Global Services, Inc., (2)	43,698

640	Straight Path Communications Inc., Class B Shares, (2)	5,274

5,533	TowerStream Corporation, (2)	15,714

1,546	VocalTec Communications Limited, (2), (3)	22,448

12,946	Vonage Holdings Corporation, (2)	59,681
	Total Diversified Telecommunication Services	828,453

	Electric Utilities – 1.4%

3,326	ALLETE Inc	166,233

5,038	Cleco Corporation	246,157

3,352	El Paso Electric Company	122,113

3,556	Empire District Electric Company	81,610

1,075	Genie Energy Limited, Class B Shares, (2)	10,750

4,187	IDACORP, INC, (3)	220,781

1,927	MGE Energy, Inc.	109,723

1,875	NRG Yield Inc., Class A Shares, (3)	73,013

3,022	Otter Tail Power Corporation, (3)	84,132

6,638	PNM Resources Inc.	163,627

5,850	Portland General Electric Company, (3)	176,553

4,705	UIL Holdings Corporation	181,942

1,151	Unitil Corp.	35,036

3,455	UNS Energy Corporation	206,885
	Total Electric Utilities	1,878,555

	Electrical Equipment – 1.5%

3,570	Acuity Brands Inc., (3)	453,533

4,073	American Superconductor Corporation, (2)	6,110

2,123	AZZ Inc.	88,763

3,851	Brady Corporation	105,363

25,382	Capstone Turbine Corporation, (2), (3)	41,119

761	Coleman Cable Inc.	19,969

1,722	Encore Wire Corporation, (3)	87,977

4,011	EnerSys	272,989

1,331	Enphase Energy Incorporated, (2), (3)	9,849

3,952	Franklin Electric Company, Inc.	157,448

14,955	Fuelcell Energy Inc., (2), (3)	21,386

72	Nuveen Investments

Shares	Description (1)	Value

	Electrical Equipment (continued)

4,296	Generac Holdings Inc.	$206,766

4,146	General Cable Corporation	118,285

1,418	Global Power Equipment Group Inc.	25,255

9,738	GrafTech International Ltd., (2), (3)	99,815

4,255	II VI Inc., (2)	64,974

1,801	LSI Industries, Inc., (3)	15,200

3,888	Polypore International Inc., (2)	128,887

767	Powell Industries Inc.	47,101

167	Power Solutions International Inc., (2)	11,107

1,802	PowerSecure International, Inc., (2)	34,779

214	Preformed Line Products Company	14,441

2,471	Revolution Lighting Technologies Inc., (2), (3)	7,438

2,260	Thermon Group Holdings Inc., (2)	61,201

1,473	Vicor Corporation, (2), (3)	15,216
	Total Electrical Equipment	2,114,971

	Electronic Equipment & Instruments – 2.6%

1,634	Aeroflex Holding Corporation, (2)	11,258

1,184	Agilysys Inc., (2)	15,510

2,259	Anixter International Inc.	198,159

801	Audience Incorporated, (2)	9,115

1,197	Badger Meter Inc., (3)	60,975

3,669	Belden Inc.	237,421

4,531	Benchmark Electronics Inc., (2)	102,990

3,419	Checkpoint Systems Inc., (2)	45,609

7,243	Cognex Corporation, (2)	285,736

2,029	Coherent Inc., (2)	135,618

383	Control4 Corporation, (2), (3)	8,778

2,794	CTS Corporation	52,220

3,044	Daktronics Inc.	44,473

1,522	DTS, Inc., (2)	31,551

1,565	Electro Rent Corporation	26,323

1,986	Electro Scientific Industries Inc.	21,528

2,363	Fabrinet, (2)	43,645

1,424	FARO Technologies, Inc., (2)	73,649

3,478	FEI Company	325,958

2,530	GSI Group, Inc., (2)	27,299

3,626	Insight Enterprises Inc., (2)	76,509

4,731	InvenSense Incorporated, (2), (3)	93,153

3,294	Itron Inc., (2)	133,012

Nuveen Investments	73

Nuveen Small Cap Index Fund (continued)

Portfolio of Investments January 31, 2014 (Unaudited)

Shares	Description (1)	Value

	Electronic Equipment & Instruments (continued)

3,743	Kemet Corporation, (2)	$20,661

1,842	Littelfuse Inc., (3)	164,859

2,432	Maxwell Technologies, Inc., (2), (3)	19,845

1,287	Measurement Specialties, Inc., (2)	71,004

2,693	Mercury Computer Systems Inc., (2)	28,815

205	Mesa Laboratories, Inc.	16,455

3,089	Methode Electronics, Inc.	103,976

1,318	MTS Systems Corporation, (3)	92,695

732	Multi Fineline Electronix, Inc., (2)	10,102

2,267	Neonode Incorporated, (2), (3)	12,899

3,256	Newport Corporation, (2)	59,064

1,661	OSI Systems Inc., (2)	96,222

1,736	Park Electrochemical Corporation	52,375

777	PC Connection, Inc.	15,897

2,842	Plexus Corporation, (2), (3)	111,122

1,938	Radisys Corporation, (2)	5,485

3,373	RealD Inc., (2), (3)	30,188

948	Richardson Electronics Limited	10,930

2,356	Rofin Sinar Technologies Inc., (2)	54,424

1,422	Rogers Corporation, (2)	86,315

6,898	Sanmina-SCI Corporation, (2)	115,335

2,323	ScanSource, Inc., (2)	87,205

3,750	Speed Commerce Inc., (2)	15,000

2,200	SYNNEX Corporation, (2)	123,530

4,412	TTM Technologies, Inc., (2)	35,340

843	Uni-Pixel Inc., (2), (3)	8,051

3,351	Universal Display Corporation, (2)	108,840

304	Viasystems Group Inc., (2)	3,970

1,031	Vishay Precision Group Inc., (2), (3)	14,681

1,386	Zygo Corporation, (2)	19,446
	Total Electronic Equipment & Instruments	3,655,220

	Energy Equipment & Services – 1.7%

2,493	Basic Energy Services, Inc., (2), (3)	42,705

719	Bolt Technology Corporation	15,581

3,012	Bristow Group Inc.	216,231

3,755	C&J Energy Services Inc., (2)	87,792

8,161	Cal Dive International Inc., (2), (3)	13,384

1,649	Carbo Ceramics Inc., (3)	189,833

672	Dawson Geophysical Company	21,753

74	Nuveen Investments

Shares	Description (1)	Value

	Energy Equipment & Services (continued)

1,677	ERA Group Incorporated, (2), (3)	$49,119

4,798	Exterran Holdings, Inc., (2), (3)	166,683

3,279	Forum Energy Technologies Incorporated, (2)	82,368

1,075	Geospace Technologies Corporation, (2), (3)	85,484

1,903	Global Geophysical Services Inc., (2)	2,816

1,204	Gulf Island Fabrication, Inc.	24,393

2,224	Gulfmark Offshore Inc.	94,653

8,828	Helix Energy Solutions Group, (2)	180,003

13,291	Hercules Offshore Inc., (2)	66,189

2,983	Hornbeck Offshore Services Inc., (2)	127,404

11,098	ION Geophysical Corporation, (2)	33,627

12,692	Key Energy Services Inc., (2)	92,525

2,173	Matrix Service Company, (2)	57,106

1,069	Mitcham Industries, Inc., (2)	16,142

1,031	Natural Gas Services Group, (2)	29,796

7,179	Newpark Resources Inc., (2), (3)	81,553

1,188	Nuverra Environmental Solutions, (2), (3)	17,178

9,926	Parker Drilling Company, (2), (3)	73,849

1,048	PHI Inc Non-Voting, (2)	38,598

5,181	Pioneer Energy Services Corporation, (2)	43,417

987	RigNet, Inc., (2)	46,044

1,675	SeaCor Smit Inc., (2), (3)	141,002

2,517	Tesco Corporation, (2)	53,159

6,522	TETRA Technologies, (2)	67,307

1,324	TGC Industries Inc., (2)	8,619

16,750	Vantage Drilling Company, (2), (3)	27,303

3,331	Willbros Group Inc., (2)	27,814
	Total Energy Equipment & Services	2,321,430

	Food & Staples Retailing – 1.1%

1,558	Andersons, Inc., (3)	128,909

98	Arden Group, Inc.	12,368

3,195	Casey’s General Stores, Inc.	219,401

1,308	Fairway Group Holdings Inc., (2), (3)	15,369

986	Ingles Markets, Inc.	26,799

738	Natural Grocers by Vitamin Cottage Incorporated, (2), (3)	28,022

1,963	Pantry, Inc., (2)	28,679

1,572	PriceSmart, Inc., (3)	142,895

60,700	Rite Aid Corporation, (2)	336,885

2,099	Roundys Inc.	17,800

Nuveen Investments	75

Nuveen Small Cap Index Fund (continued)

Portfolio of Investments January 31, 2014 (Unaudited)

Shares	Description (1)	Value

	Food & Staples Retailing (continued)

2,962	Spartan Stores, Inc.	$66,912

16,917	SUPERVALU INC., (2), (3)	97,780

1,504	Susser Holdings Corporation, (2), (3)	91,714

1,378	The Chef’s Warehouse Inc., (2), (3)	32,535

4,109	United Natural Foods Inc., (2), (3)	277,645

527	Village Super Market, Inc.	15,304

917	Weis Markets Inc.	45,135
	Total Food & Staples Retailing	1,584,152

	Food Products – 1.6%

241	Alico Inc., (3)	8,801

1,141	Annie’s Incorporated, (2), (3)	45,777

4,406	B&G Foods Inc., (3)	144,385

4,959	Boulder Brands Inc., (2)	71,112

1,019	Calavo Growers, Inc.	30,957

1,148	Cal-Maine Foods, Inc.	57,836

3,871	Chiquita Brands International Inc., (2)	40,955

13,157	Darling International Inc., (2)	257,351

1,855	Diamond Foods Inc., (2), (3)	48,898

503	Farmer Brothers Company, (2), (3)	10,880

3,155	Fresh Del Monte Produce Inc.	83,481

218	Griffin Land & Nurseries, Inc.	6,671

3,200	Hain Celestial Group Inc., (2), (3)	294,048

1,171	Inventure Group, (2)	14,673

1,155	J&K Snack Foods Corporation	101,756

681	John B Sanfillippo & Son, Inc.	15,765

1,543	Lancaster Colony Corporation	134,118

384	Lifeway Foods, Inc.	5,391

834	Limoneira Company	17,322

1,659	Omega Protein Corporation, (2)	16,806

5,051	Pilgrim’s Pride Corporation, (2)	84,503

2,723	Post Holdings Inc., (2)	145,762

1,917	Sanderson Farms Inc.	142,529

24	Seaboard Corporation, (2)	61,200

678	Seneca Foods Corporation, (2)	19,709

3,962	Snyders Lance Inc.	105,825

1,631	Tootsie Roll Industries Inc., (3)	49,485

3,021	Treehouse Foods Inc., (2)	198,903
	Total Food Products	2,214,899

76	Nuveen Investments

Shares	Description (1)	Value

	Gas Utilities – 0.8%

802	Chesapeake Utilities Corporation	$47,198

572	Delta Natural Gas Company, Inc., (3)	11,909

2,524	Laclede Group Inc.	115,826

3,481	New Jersey Resources Corporation, (3)	158,734

2,083	Northwest Natural Gas Company, (3)	86,569

6,293	Piedmont Natural Gas Company, (3)	207,795

2,663	South Jersey Industries Inc.	142,044

3,860	Southwest Gas Corporation	207,398

4,308	WGL Holdings Inc.	162,756
	Total Gas Utilities	1,140,229

	Health Care Equipment & Supplies – 3.5%

1,841	Abaxis, Inc., (2), (3)	70,271

3,229	Abiomed, Inc., (2), (3)	88,765

6,177	Accuray, Inc., (2), (3)	65,785

6,095	Align Technology, Inc., (2)	362,165

5,167	Alphatec Holdings, Inc., (2)	11,212

947	Analogic Corporation	90,581

2,053	AngioDynamics, Inc., (2)	32,663

1,001	Anika Therapeutics, Inc., (2)	33,303

9,394	Antares Pharma Inc., (2), (3)	44,903

2,179	Arthrocare Corporation, (2)	98,883

1,745	AtriCure, Inc., (2)	35,773

121	ATRION Corporation	32,329

2,858	Biolase Technology, Inc., (2), (3)	6,917

2,732	Cantel Medical Corporation	86,604

2,043	Cardiovascular Systems, Inc., (2)	69,299

5,809	Cerus Corporation, (2), (3)	35,842

2,312	Conmed Corporation	96,988

2,289	CryoLife Inc.	24,698

1,223	Cutera, Inc., (2)	11,619

2,303	Cyberonics, (2)	153,840

1,597	Cynosure, Inc., (2), (3)	42,848

1,142	Derma Sciences Inc., (2)	15,006

5,892	DexCom, Inc., (2)	238,390

5,233	Endologix, Inc., (2)	83,728

778	Exactech, Inc., (2)	17,334

2,988	Genmark Diagnostics Inc., (2), (3)	38,605

4,552	Globus Medical Inc, Class A, (2)	106,517

1,992	Greatbatch, Inc., (2)	84,680

Nuveen Investments	77

Nuveen Small Cap Index Fund (continued)

Portfolio of Investments January 31, 2014 (Unaudited)

Shares	Description (1)	Value

	Health Care Equipment & Supplies (continued)

3,949	Haemonetics Corporation, (2)	$149,628

1,363	Heartware International Inc., (2)	135,223

1,001	ICU Medical, Inc., (2)	64,575

4,453	Insulet Corporation, (2), (3)	191,479

1,666	Integra Lifesciences Holdings Corporation, (2), (3)	77,402

2,668	Invacare Corporation	53,840

478	LDR Holding Corporation, (2), (3)	12,629

4,059	Masimo Corporation, (2), (3)	118,726

1,213	Medical Action Industries, Inc., (2), (3)	9,000

3,456	Meridian Bioscience, Inc., (3)	78,728

3,547	Merit Medical Systems, Inc., (2)	50,970

2,533	Natus Medical, Inc., (2)	65,579

2,990	Neogen Corporation, (2)	125,640

3,686	NuVasive, Inc., (2)	138,004

4,979	Nxstage Medical, Inc., (2)	64,478

4,628	OraSure Technologies, Inc., (2)	27,166

1,621	Orthofix International NV, (2)	33,312

512	Oxford Immunotec Global PLC, (2), (3)	10,844

1,170	PhotoMedex, Inc., (2), (3)	16,275

2,340	Quidel Corporation, (2), (3)	69,170

3,271	Rockwell Medical Technologies, Inc., (2), (3)	33,560

4,690	RTI Biologics Inc., (2)	14,539

3,362	Spectranetics Corporation, (2)	87,479

3,062	STAAR Surgical Company, (2)	50,278

4,912	Steris Corporation	225,412

1,208	Surmodics Inc., (2)	29,451

3,107	Symmetry Medical, Inc., (2), (3)	30,200

765	Tandem Diabetes Care Inc., (2), (3)	19,775

2,419	TearLab Corporation, (2), (3)	16,183

4,777	Thoratec Corporation, (2)	166,908

2,168	Tornier N.V, (2)	39,436

8,099	Unilife Corporation, (2), (3)	37,822

275	Utah Medical Products, Inc.	14,630

1,376	Vascular Solutions, Inc., (2)	32,419

419	Veracyte Inc., (2)	6,138

4,546	Volcano Corporation, (2), (3)	95,421

5,764	West Pharmaceutical Services Inc.	273,502

3,123	Wright Medical Group, Inc., (2)	94,970

1,474	Zeltiq Aesthetics Inc, (2)	30,202
	Total Health Care Equipment & Supplies	4,870,541

78	Nuveen Investments

Shares	Description (1)	Value

	Health Care Providers & Services – 2.5%

2,952	Acadia Healthcare Company Inc., (2), (3)	$150,670

4,901	Accretive Health Inc., (2)	45,138

456	Addus HomeCare Corporation, (2)	10,780

3,241	Air Methods Corporation, (2), (3)	166,685

416	Alliance Imaging Inc., (2)	11,939

688	Almost Family, Inc., (2), (3)	20,922

2,622	Amedisys, Inc., (2), (3)	39,566

3,837	AMN Healthcare Services Inc., (2) (2)	57,977

2,666	AmSurg Corporation, (2)	111,306

2,038	Bio-Reference Laboratories, Inc., (2), (3)	54,802

4,858	Bioscrip, Inc., (2), (3)	41,342

2,387	Capital Senior Living Corporation, (2), (3)	53,636

4,536	Centene Corporation, (2)	274,882

1,467	Chemed Corporation, (3)	115,776

1,046	Chindex International, Inc., (2)	17,217

951	Corvel Corporation, (2), (3)	45,039

2,261	Cross Country Healthcare, Inc., (2), (3)	24,419

3,358	Emeritus Corporation, (2)	74,044

1,621	Ensign Group Inc.	67,952

2,522	ExamWorks Group Inc., (2)	77,652

3,572	Five Star Quality Care Inc., (2), (3)	19,396

2,610	Gentiva Health Services, Inc., (2)	29,650

2,890	Hanger Orthopedic Group Inc., (2)	97,711

7,269	HealthSouth Corporation	226,211

2,850	Healthways Inc., (2), (3)	43,634

1,398	IPC The Hospitalist Company, Inc., (2), (3)	74,625

4,504	Kindred Healthcare Inc.	85,306

793	Landauer Inc., (3)	36,613

1,005	LHC Group, Inc., (2)	23,055

2,093	Magellan Health Services, Inc., (2)	125,224

2,362	Molina Healthcare Inc., (2), (3)	85,032

1,067	MWI Veterinary Supply, Inc., (2), (3)	198,739

896	National Healthcare Corporation, (3)	46,592

817	National Research Corporation, (2)	12,255

5,277	Owens and Minor Inc., (3)	182,795

2,475	Pharmerica Corporation, (2)	60,242

884	Providence Service Corporation, (2)	23,329

4,055	Select Medical Corporation	43,794

1,653	Skilled Healthcare Group Inc., (2)	7,554

Nuveen Investments	79

Nuveen Small Cap Index Fund (continued)

Portfolio of Investments January 31, 2014 (Unaudited)

Shares	Description (1)	Value

	Health Care Providers & Services (continued)

935	Surgical Care Affiliates Inc., (2), (3)	$30,004

5,725	Team Health Holdings Inc., (2), (3)	247,091

1,974	Triple-S Management Corporation, Class B Shares, (2)	35,216

3,201	Universal American Corporation, (3)	22,567

1,005	US Physical Therapy, Inc.	31,668

90	USMD Holdings Inc., (2)	1,601

3,623	Wellcare Health Plans Inc., (2)	235,894
	Total Health Care Providers & Services	3,487,542

	Health Care Technology – 0.9%

3,054	AthenaHealth Inc., (2), (3)	450,160

924	Computer Programs and Systems, Inc.	61,742

1,678	Healthstream, Inc., (2)	48,696

7,308	HMS Holdings Corporation, (2)	168,303

5,077	MedAssets Inc., (2)	111,897

4,432	Medidata Solutions, Inc., (2)	279,659

5,441	Merge Healthcare Incorporated, (2)	11,698

2,862	Omnicell, Inc., (2)	73,897

3,325	Quality Systems Inc.	61,213

1,757	Vocera Communications Incorporated, (2), (3)	30,695
	Total Health Care Technology	1,297,960

	Hotels, Restaurants & Leisure – 2.6%

106	Biglari Holdings Inc., (2)	46,318

2,055	BJ’s Restaurants, Inc., (2), (3)	58,280

4,609	Bloomin Brands, (2)	105,869

2,324	Bob Evans Farms	116,781

5,789	Boyd Gaming Corporation, (2)	61,132

1,632	Bravo Brio Restaurant Group, (2)	24,382

1,564	Buffalo Wild Wings, Inc., (2), (3)	221,869

3,362	Caesar’s Entertainment Corporation, (2), (3)	73,998

1,973	Carrols Restaurant Group, Inc., (2)	12,016

1,519	CBRL Group Inc.	150,396

1,481	CEC Entertainment Inc., (3)	79,915

4,443	Cheesecake Factory Inc., (3)	197,891

1,146	Churchill Downs Inc.	102,120

1,352	Chuy’s Holdings Inc., (2), (3)	48,834

1,721	ClubCorp Holdings Inc.	31,167

891	Del Friscos Restaurant Group, (2)	20,493

7,648	Denny’s Corporation, (2)	52,465

1,485	Diamond Resorts International Inc., (2)	25,988

80	Nuveen Investments

Shares	Description (1)	Value

	Hotels, Restaurants & Leisure (continued)

1,378	DineEquity Inc., (3)	$107,222

829	Diversified Restaurant Holdings Inc., (2)	4,211

499	Einstein Noah Restaurant Group	7,615

1,863	Fiesta Restaurant Group, (2)	80,053

557	Ignite Restaurant Group, Incorporated, (2), (3)	6,773

3,282	Interval Leisure Group Inc.	86,645

2,320	Intl Speedway Corporation, (3)	77,882

1,764	Isle of Capri Casinos, (2)	16,864

3,707	Jack in the Box Inc., Term Loan, (2)	187,463

1,392	Jamba, Inc., (2), (3)	17,776

5,457	Krispy Kreme Doughnuts Inc., (2), (3)	94,133

3,588	Life Time Fitness Inc., (2), (3)	147,682

1,663	Luby’s Inc., (2)	10,859

1,543	Marcus Corporation	20,152

2,430	Marriott Vacations World, (2)	116,348

715	Monarch Casino & Resort, Inc., (2)	13,778

2,220	Morgans Hotel Group Company, (2)	17,227

2,405	Multimedia Games, Inc., (2)	76,383

226	Nathan’s Famous, Inc., (2)	11,058

513	Noodles & Company, (2), (3)	18,648

7,984	Orient Express Hotels Limited, (2)	113,053

2,670	Papa John’s International, Inc., (3)	128,507

4,866	Pinnacle Entertainment Inc., (2)	106,322

1,990	Popeye’s Louisiana Kitchen Inc., (2)	80,098

717	Potbelly Corporation, (2), (3)	16,254

1,180	Red Robin Gourmet Burgers, Inc., (2)	76,027

5,078	Ruby Tuesday, Inc., (2), (3)	28,437

2,986	Ruth’s Chris Steak House, Inc.	39,087

3,978	Scientific Games Corporation, (2)	56,010

4,679	Sonic Corporation, (2), (3)	83,239

969	Speedway Motorsports Inc.	18,566

4,826	Texas Roadhouse, Inc.	117,031

2,002	Town Sports International	21,842

2,992	Vail Resorts, Inc.	203,905
	Total Hotels, Restaurants & Leisure	3,637,064

	Household Durables – 1.1%

905	Bassett Furniture, Inc., (3)	12,761

2,090	Beazer Homes USA, Inc., (2)	47,046

775	Blyth Inc., (3)	7,270

Nuveen Investments	81

Nuveen Small Cap Index Fund (continued)

Portfolio of Investments January 31, 2014 (Unaudited)

Shares	Description (1)	Value

	Household Durables (continued)

581	Cavco Industries, Inc., (2), (3)	$45,388

706	CSS Industries Inc.	18,921

2,068	Ethan Allen Interiors Inc., (3)	52,196

814	EveryWare Global Inc., (2)	6,764

409	Flexsteel Industries, Inc.	12,609

2,659	Helen of Troy Limited, (2)	146,351

896	Hooker Furniture Corporation, (3)	13,574

9,431	Hovnanian Enterprises Inc., (2), (3)	56,869

2,356	Irobot Corporation, (2), (3)	83,261

6,963	KB Home, (3)	134,664

4,363	La Z Boy Inc.	117,452

748	LGI Homes Inc., (2)	13,030

1,749	Libbey Inc., (2)	37,673

852	Lifetime Brands, Inc.	13,138

2,014	M/I Homes, Inc., (2), (3)	49,524

3,404	MDC Holdings Inc.	105,150

3,013	Meritage Corporation, (2)	146,341

412	Nacco Industries Inc.	24,324

3,843	Ryland Group Inc., (3)	171,552

1,502	Skullcandy Inc., (2)	10,965

12,350	Standard Pacific Corporation, (2)	108,680

1,231	Tri Pointe Homes, Incorporated, (2), (3)	21,715

645	UCP Inc., Class A, (2)	9,398

1,249	Universal Electronics Inc., (2)	44,639

568	WCI Communities Inc., (2)	10,633

1,146	William Lyon Homes Inc, Class A Shares, (2), (3)	27,584

2,563	Zagg Inc., (2)	10,816
	Total Household Durables	1,560,288

	Household Products – 0.2%

3,488	Central Garden & Pet Company, (2)	21,765

2,751	Harbinger Group Inc., (2)	32,682

402	Oil Dri Corporation	13,809

463	Orchids Paper Products Company, (3)	14,422

1,792	Spectrum Brands Inc.	134,848

1,289	WD 40 Company	88,593
	Total Household Products	306,119

	Independent Power Producers & Energy Traders – 0.2%

9,986	Atlantic Power Corporation	26,463

8,333	Dynegy Inc., (2), (3)	169,660

82	Nuveen Investments

Shares	Description (1)	Value

	Independent Power Producers & Energy Traders (continued)

1,473	Ormat Technologies Inc.	$36,309

1,235	Pattern Energy Group Inc.	34,444
	Total Independent Power Producers & Energy Traders	266,876

	Industrial Conglomerates – 0.1%

3,030	Raven Industries, Inc., (3)	113,474

	Insurance – 2.2%

3,750	Ambac Financial Group, Inc., (2)	87,900

4,949	American Equity Investment Life Holding Company, (3)	108,631

1,532	Amerisafe, Inc.	63,379

2,585	Amtrust Financial Services, Inc., (3)	83,444

2,265	Argo Group International Holdings Inc.	101,902

770	Baldwin & Lyons, Class B	19,219

519	Blue Capital Reinsurance Holdings Limited, (2)	8,797

3,620	Citizens Inc., (2), (3)	25,159

18,515	CNO Financial Group Inc.	313,644

2,188	Crawford & Co, (3)	17,701

618	Donegal Group, Inc., B	9,029

1,535	eHealth, Inc., (2), (3)	82,015

376	EMC Insurance Group Inc.	10,332

2,580	Employers Holdings, Inc.	63,391

794	Enstar Group, Limited, (2)	98,424

740	FBL Financial Group Inc.	28,586

9,016	First American Corporation	233,695

536	Fortegra Financial Corp, (2)	3,950

727	Global Indemnity PLC, (2)	17,819

2,351	Greenlight Capital Re, Ltd, (2)	75,538

1,184	Hallmark Financial Services, Inc., (2)	10,431

773	HCI Group Inc., (3)	32,876

384	Health Insurance Innovations Inc., (2)	4,527

5,172	Hilltop Holdings Inc., (2), (3)	123,042

3,308	Horace Mann Educators Corporation	92,293

657	Independence Holding Company	8,429

961	Infinity Property and Casualty Corporation	67,847

103	Investors Title Company	8,252

329	Kansas City Life Insurance Company	15,519

4,153	Maiden Holdings, Ltd, (3)	45,600

4,157	Meadowbrook Insurance Group, Inc.	25,191

3,578	Montpelier Re Holdings Limited, (3)	99,719

554	National Interstate Corporation	12,504

Nuveen Investments	83

Nuveen Small Cap Index Fund (continued)

Portfolio of Investments January 31, 2014 (Unaudited)

Shares	Description (1)	Value

	Insurance (continued)

182	National Western Life Insurance Company	$39,703

863	Navigators Group, Inc., (2)	51,461

1,569	OneBeacon Insurance Group Limited, Class A	22,060

484	Phoenix Companies Inc., (2), (3)	22,796

2,263	Platinum Underwriters Holdings Limited	128,629

4,750	Primerica Inc.	200,118

3,546	RLI Corporation, (3)	147,726

1,074	Safety Insurance Group, Inc., (3)	58,082

4,627	Selective Insurance Group Inc.	108,827

1,245	State Auto Financial Corporation, (3)	23,879

1,775	Stewart Information Services Corporation	57,705

6,791	Symetra Financial Corporation	130,048

2,113	Third Point Reinsurance Limited, (2), (3)	33,745

4,787	Tower Group Inc., (3)	11,968

1,714	United Fire Group Inc.	43,021

2,268	Universal Insurance Holdings Inc., (3)	25,288
	Total Insurance	3,103,841

	Internet & Catalog Retail – 0.4%

2,149	1-800-Flowers, (2), (3)	10,831

1,033	Blue Nile Inc., (2)	44,481

1,541	FTD Companies Inc., (2), (3)	47,771

2,819	Hosting Site Network, Inc.	154,397

2,385	Nutri System Inc.	33,915

2,000	Orbitz Worldwide Inc., (2), (3)	14,400

932	Overstock.com, Inc., (2)	19,628

1,675	PetMed Express, Inc.	22,160

782	RetailMeNot Inc., (2), (3)	27,691

3,165	Shutterfly, Inc., (2), (3)	149,894

3,273	ValueVision Media Inc., (2), (3)	20,194

1,832	Vitacost.com, Inc., (2)	10,113
	Total Internet & Catalog Retail	555,475

	Internet Software & Services – 3.0%

3,520	Angie’s List, (2), (3)	63,149

3,854	Bankrate Inc., (2)	63,938

4,006	Bazaarvoice Inc., (2)	29,044

422	BenefitFocus Inc., (2), (3)	27,493

3,416	Blucora Inc., (2)	87,484

2,344	Brightcove Inc., (2)	25,175

1,008	Carbonite Inc., (2), (3)	10,191

84	Nuveen Investments

Shares	Description (1)	Value

	Internet Software & Services (continued)

499	ChannelAdvisor Corporation, (2)	$21,642

1,247	Chegg Inc., (2)	8,317

2,975	ComScore Inc., (2)	81,545

2,560	Constant Contact Inc., (2)	69,146

3,364	Cornerstone OnDemand Inc., (2)	191,916

2,378	CoStar Group, Inc., (2)	409,111

536	Cvent Inc., (2), (3)	20,481

3,625	DealerTrack Technologies Inc., (2)	169,106

3,016	Demand Media Inc., (2), (3)	17,402

1,534	Demandware Incorporated, (2)	97,685

3,384	Dice Holdings Inc., (2)	23,688

2,939	Digital River, Inc., (2)	51,668

1,229	E2open Inc., (2), (3)	29,435

8,588	Earthlink Holdings Corporation	37,272

1,090	Egain Communications Corporation, (2)	10,442

1,810	Endurance International Group Holdings Inc., (2), (3)	20,779

1,882	Envestnet Inc., (2)	80,456

1,789	Global Eagle Acquisition Corporation, (2)	28,642

916	Gogo Inc., (2), (3)	18,677

4,466	Internap Network Services Corporation, (2)	36,398

3,200	Intralinks Holdings Inc., (2)	33,856

3,828	J2 Global Inc., (3)	173,600

4,452	Limelight Networks Inc., (2)	8,503

2,072	Liquidity Services, Inc., (2), (3)	49,251

4,590	Liveperson, Inc., (2)	63,480

2,027	LogMeIn Inc., (2)	68,837

1,891	Marchex, Inc., (3)	17,700

764	Marin Software Inc., (2)	7,541

580	Marketo Inc., (2)	23,745

2,941	Millennial Media Incorporated, (2), (3)	23,352

8,721	Monster Worldwide Inc., (2)	53,373

3,323	Move, Inc., (2)	46,987

161	Net Element International Inc., (2)	734

5,406	NIC, Incorporated	117,526

1,899	Open Solutions Inc., (2), (3)	142,957

2,792	Perficient, Inc., (2)	57,320

2,613	QuinStreet, Inc., (2)	21,610

1,871	RealNetworks Inc., (2)	13,621

600	Reis, Inc., (2)	10,680

Nuveen Investments	85

Nuveen Small Cap Index Fund (continued)

Portfolio of Investments January 31, 2014 (Unaudited)

Shares	Description (1)	Value

	Internet Software & Services (continued)

3,067	Responsys Inc., (2)	$82,840

409	Rocket Fuel Inc., (2), (3)	23,927

1,898	SciQuest Inc., (2), (3)	50,183

617	Shutterstock Incorporated, (2), (3)	49,736

1,465	Spark Networks, Incorporated, (2)	8,394

1,252	SPS Commerce Inc., (2)	80,904

1,089	Stamps.com Inc., (2)	42,972

4,189	Support.com, Inc., (2)	11,310

857	TechTarget Inc., (2)	5,768

459	Textura Corporation, (2), (3)	14,431

662	Travelzoo Inc., (2)	14,749

625	Tremor Video Inc., (2)	2,775

2,307	Trulia Inc., (2), (3)	79,661

1,101	United Online, Inc.	13,333

8,237	Unwired Planet Inc,, (2)	13,756

5,552	ValueClick, Inc., (2)	119,368

2,721	VistaPrint NV, (2), (3)	133,002

1,566	Vocus, Inc., (2), (3)	19,137

3,494	Web.com, Inc., (2)	118,097

2,365	WebMD Health Corporation, Class A, (2), (3)	113,284

691	Wix.com Limited, (2)	19,804

2,232	XO Group, Incorporated, (2)	27,074

681	Xoom Corporation, (2)	18,653

2,700	Yelp Incorporated, (2), (3)	205,065

440	YuMe Inc., (2)	3,436

1,942	Zillow Inc, (2), (3)	159,438

5,157	Zix Corporation, (2), (3)	23,155
	Total Internet Software & Services	4,119,207

	IT Services – 2.1%

6,160	Acxiom Corporation, (2), (3)	221,514

958	Blackhawk Network Holdings Inc., (2), (3)	25,205

1,923	CACI International Inc., (2), (3)	142,340

3,739	Cardtronics Inc., (2)	144,026

858	Cass Information Systems, Inc., (3)	46,435

6,217	Ciber, Inc., (2), (3)	24,122

1,291	Computer Task Group, Inc.	20,863

8,755	Convergys Corporation	178,339

2,823	CSG Systems International Inc.	84,577

1,594	Datalink Corporation, (2)	23,161

86	Nuveen Investments

Shares	Description (1)	Value

	IT Services (continued)

1,822	EPAM Systems Inc., (2)	$74,520

4,153	Euronet Worldwide, Inc., (2)	177,998

2,458	Evertec Inc., (3)	59,312

2,720	Exlservice Holdings, Inc., (2)	68,408

1,046	Forrester Research, Inc., (3)	39,267

5,519	Global Cash Access Holdings, Inc., (2)	46,801

2,007	Hackett Group, Inc.	11,841

3,028	Heartland Payment Systems Inc.	130,537

2,614	Higher One Holdings Incn, (2)	20,285

2,902	IGATE Corporation, (2)	97,943

4,853	Lionbridge Technologies, Inc., (2), (3)	26,692

392	Luxoft Holding Inc., (2), (3)	14,657

1,987	ManTech International Corporation, Class A	57,822

5,692	Maximus Inc.	241,170

3,082	ModusLink Global Solutions Inc., (2)	15,872

1,785	Moneygram International Inc., (2)	33,023

3,543	Planet Payment Inc., (2), (3)	12,507

2,403	PRG-Schultz International Inc., (2)	16,004

9,196	Sapient Corporation, (2)	147,412

5,090	ServiceSource International Inc., (2), (3)	40,618

3,272	Sykes Enterprises Inc., (2)	68,581

1,286	Syntel Inc., (2)	108,346

1,659	TeleTech Holdings, Inc., (2)	36,199

3,679	Unisys Corporation, (2)	126,079

1,704	Virtusa Corporation, (2)	58,413

3,234	WEX Inc., (2)	266,352
	Total IT Services	2,907,241

	Leisure Equipment & Products – 0.5%

1,099	Arctic Cat, Inc.	46,532

1,752	Black Diamond Group Inc., (2), (3)	18,659

7,539	Brunswick Corporation	312,567

5,924	Callaway Golf Company, (3)	48,399

1,601	JAKKS Pacific Inc., (3)	9,222

413	Johnson Outdoors, Inc.	9,817

5,311	LeapFrog Enterprises Inc., (2), (3)	37,814

877	Marine Products Corporation	7,025

2,586	Nautilus Group, Inc., (2), (3)	22,033

4,651	Smith & Wesson Holding Corporation, (2), (3)	60,882

1,610	Sturm, Ruger, & Company, (3)	122,634
	Total Leisure Equipment & Products	695,584

Nuveen Investments	87

Nuveen Small Cap Index Fund (continued)

Portfolio of Investments January 31, 2014 (Unaudited)

Shares	Description (1)	Value

	Life Sciences Tools & Services – 0.4%

922	Accelerate Diagnostics Inc., (2), (3)	$12,714

5,925	Affymetrix, Inc., (2), (3)	55,636

1,939	Albany Molecular Research Inc., (2)	20,747

2,503	Cambrex Corporation, (2)	46,981

2,119	Fluidigm Corporation, (2)	95,609

554	Furiex Pharmaceuticals Inc., (2), (3)	25,683

2,126	Harvard Bioscience, Inc., (2)	9,397

3,113	Luminex Corporation, (2)	56,875

2,741	NeoGenomics Inc., (2)	10,964

3,986	Pacific Biosciences of California Inc., (2)	28,619

4,737	Parexel International Corporation, (2)	231,213

9,597	Sequenom, Inc., (2), (3)	21,785
	Total Life Sciences Tools & Services	616,223

	Machinery – 3.2%

3,340	Accuride Corporation, (2)	12,725

6,100	Actuant Corporation	208,742

589	Alamo Group Inc.	29,580

2,330	Albany International Corporation, Class A	80,548

2,251	Altra Industrial Motion, Inc., (3)	70,591

788	American Railcar Industries, (3)	38,549

705	Ampco-Pittsburgh Corporation	12,556

1,698	Astec Industries Inc.	63,166

4,479	Barnes Group Inc.	167,694

4,102	Blount International Inc., (2)	52,588

4,015	Briggs & Stratton Corporation, (3)	84,596

2,526	Chart Industries, Inc., (2), (3)	215,821

1,464	CIRCOR International Inc.	105,437

4,141	CLARCOR, Inc.	229,494

1,625	Columbus McKinnon Corporation NY, (2)	40,170

1,998	Commercial Vehicle Group Inc., (2)	15,984

1,853	Douglas Dynamics Inc.	26,906

1,141	Dynamic Material Corporation	24,908

3,682	Energy Recovery, Inc., (2)	15,759

1,741	EnPro Industries Inc., (2), (3)	126,292

2,204	ESCO Technologies Inc., (3)	76,920

550	ExOne Company, (2), (3)	25,883

5,204	Federal Signal Corporation, (2)	64,113

4,036	Flow International Corporation, (2), (3)	16,305

1,003	Freightcar America Inc., (3)	23,049

88	Nuveen Investments

Shares	Description (1)	Value

	Machinery (continued)

670	Global Brass & Copper Holdings Inc.	$11,584

1,571	Gorman-Rupp Company, (3)	50,005

834	Graham Corporation	29,782

2,036	Greenbrier Companies Inc., (2), (3)	74,701

979	Hardinge, Inc.	13,481

538	Hurco Companies, Inc., (3)	13,945

877	Hyster-Yale Materials Handling Inc.	75,212

2,411	John Bean Technologies Corporation	74,428

933	Kadant Inc.	33,504

848	LB Foster Company	36,515

1,072	Lindsay Manufacturing Company, (3)	91,120

1,420	Lydall Inc., (2)	25,091

1,147	Manitex International, Inc., (2)	16,081

8,121	Meritor Inc., (2), (3)	89,169

1,567	Middleby Corporation, (2)	386,391

936	Midwest Air Group Inc.	17,166

2,343	Mueller Industries Inc.	145,828

13,157	Mueller Water Products Inc.	114,203

1,425	NN, Incorporated	25,208

230	OmegaFlex, Inc.	4,591

1,743	Peerless Manufacturing Company, (2)	13,020

1,423	Proto Labs Incorporated, (2), (3)	112,929

1,917	RBC Bearings Inc., (2), (3)	124,298

2,525	Rexnord Corporation, (2)	65,600

1,058	Standex International Corporation	60,179

1,788	Sun Hydraulics Corporation	65,351

1,540	Tecumseh Products Company, Class A, (2)	12,936

1,533	Tennant Company, (3)	98,311

4,460	Titan International Inc., (3)	74,750

3,745	TriMas Corporation, (2)	130,326

693	Twin Disc, Inc.	16,334

5,706	Wabash National Corporation, (2), (3)	78,229

2,377	Watts Water Technologies, Inc.	133,160

5,730	Woodward Governor Company	245,531

910	Xerium Technologies, (2)	15,252
	Total Machinery	4,402,587

	Marine – 0.1%

466	International Shipholding Corp.	12,484

3,557	Matson Incorporated	85,119

Nuveen Investments	89

Nuveen Small Cap Index Fund (continued)

Portfolio of Investments January 31, 2014 (Unaudited)

Shares	Description (1)	Value

	Marine (continued)

1,781	Ultrapetrol Limited, (2)	$5,913
	Total Marine	103,516

	Media – 1.3%

1,575	A.H. Belo Corporation, Class A Shares, (3)	12,584

366	Beasley Broadcast Group, Inc.	3,345

1,921	Carmike Cinemas, Inc., (2), (3)	52,078

6,380	Central European Media Enterprises Limited, (2)	18,949

2,888	Crown Media Holdings, Inc., (2)	8,837

7,211	Cumulus Media, Inc., (2)	48,242

77	Daily Journal Corporation, (2)	12,328

1,428	Dex Media Inc., (2), (3)	8,654

2,016	Digital Generation Inc., (3)	27,216

2,605	E.W. Scripps Company, Class A, (2)	47,958

1,993	Entercom Communications Corporation, (2)	18,794

4,596	Entravision Communications Corporation	27,714

1,577	Global Sources, Limited, (2)	10,408

4,192	Gray Television Inc., (2)	47,705

3,582	Harte-Hanks Inc.	24,537

717	Hemisphere Media Group Inc., (2)	8,246

3,676	Journal Communications Inc., (2)	29,298

11,729	Live Nation Inc., (2)	249,476

1,085	Loral Space & Communications, Inc., (2)	80,670

2,421	Martha Stewart Living Omnimedia Inc., (2)	9,660

5,065	McClatchy Company, (2)	23,096

3,153	MDC Partners, Inc., (3)	75,767

1,634	Media General Inc., (2), (3)	29,134

2,977	Meredith Corporation	136,287

4,741	National CineMedia, Inc.	88,562

10,751	New York Times, Class A, (3)	152,019

2,447	Nexstar Broadcasting Group, Inc.	117,578

867	ReachLocal Inc., (2)	11,254

1,453	Reading International Inc., A, (2)	10,810

870	Rentrak Corporation, (2), (3)	49,660

402	Saga Communications Inc Class A Shares	19,835

866	Salem Communications Corporation	7,448

2,203	Scholastic Corporation	72,677

1,663	SFX Entertainment Inc., (2), (3)	15,466

5,701	Sinclair Broadcast Group, Series A	179,125

2,009	World Wrestling Entertainment Inc., (3)	48,598
	Total Media	1,784,015

90	Nuveen Investments

Shares	Description (1)	Value

	Metals & Mining – 1.3%

11,359	AK Steel Holding Corporation, (2), (3)	$80,308

8,658	Allied Nevada Gold Corporation, (2), (3)	42,511

1,459	AM Castle & Company, (2), (3)	20,017

2,321	AMCOL International Corp., (3)	79,076

4,285	Century Aluminum Company, (2), (3)	50,006

8,457	Coeur d’Alene Mines Corporation, (2)	85,839

9,741	Commercial Metals Company	185,663

4,966	General Moly, Inc., (2), (3)	6,406

5,373	Globe Specialty Metals Inc.	93,920

2,764	Gold Resource Corp.	12,742

455	Handy & Harman Limited, (2)	8,882

1,027	Haynes International Inc.	52,521

27,737	Hecla Mining Company, (3)	84,043

3,676	Horsehead Holding Corp., (2), (3)	56,316

1,462	Kaiser Aluminum Corporation	102,062

1,712	Materion Corporation	45,488

9,468	Midway Gold Corporation, (2), (3)	9,847

12,402	Molycorp Inc., (2), (3)	60,150

2,810	Noranda Aluminum Holdings Corporation	9,161

755	Olympic Steel Inc., (3)	20,906

11,491	Paramount Gold and Silver Corporation, (2), (3)	13,674

2,611	RTI International Metals, Inc., (2)	81,254

2,144	Schnitzer Steel Industries, Inc., (3)	56,644

9,841	Stillwater Mining Company, (2), (3)	123,406

5,832	SunCoke Energy Inc., (2)	129,354

577	Universal Stainless & Alloy Products, Inc., (2), (3)	18,314

1,788	US Silica Holdings Inc.	52,961

5,214	Walter Industries Inc., (3)	59,231

4,405	Worthington Industries, Inc.	178,579
	Total Metals & Mining	1,819,281

	Multiline Retail – 0.1%

1,126	Bon-Ton Stores, Inc., (3)	12,105

1,274	Burlington Store Inc., (2), (3)	32,589

3,060	Freds Inc., (3)	53,489

740	Gordmans Stores Inc.	5,343

3,569	Tuesday Morning Corporation, (2), (3)	46,897
	Total Multiline Retail	150,423

	Multi-Utilities – 0.4%

4,993	Avista Corporation, (3)	143,948

Nuveen Investments	91

Nuveen Small Cap Index Fund (continued)

Portfolio of Investments January 31, 2014 (Unaudited)

Shares	Description (1)	Value

	Multi-Utilities (continued)

3,704	Black Hills Corporation	$203,090

2,928	Northwestern Corporation	132,375
	Total Multi-Utilities	479,413

	Oil, Gas & Consumable Fuels – 3.5%

6,845	Abraxas Petroleum Corporation, (2)	21,699

176	Adams Resources and Energy, Incorporated	11,708

1,940	Alon USA Energy, Inc.	30,477

18,401	Alpha Natural Resources Inc., (2), (3)	104,518

2,185	Amyris Inc., (2), (3)	9,243

762	Apco Oil and Gas International Inc., (2)	10,737

2,907	Approach Resources Inc., (2), (3)	58,402

17,688	Arch Coal Inc., (3)	74,997

1,513	Athlon Energy Inc., (2)	46,147

4,064	Bill Barrett Corporation, (2), (3)	113,833

2,453	Bonanza Creek Energy Inc., (2)	99,862

9,818	BPZ Resources, Inc., (2), (3)	19,636

3,322	Callon Petroleum Company Del, (2)	22,424

3,777	Carrizo Oil & Gas, Inc., (2)	155,235

490	Clayton Williams Energy, (2)	33,820

5,677	Clean Energy Fuels Corporation, (2), (3)	67,727

5,070	Cloud Peak Energy Inc., (2)	94,961

4,025	Comstock Resources Inc., (3)	69,029

1,235	Contango Oil & Gas Company, (2), (3)	51,821

3,967	Crosstex Energy, Inc.	148,763

3,095	Delek US Holdings Inc.	93,779

1,627	Diamondback Energy, (2)	84,571

4,721	Emerald Oil Inc., (2)	36,210

3,926	Endeavor International Corporation, (2), (3)	25,872

6,615	Energy XXI Limited Bermuda, (3)	151,814

2,491	EPL Oil & Gas Inc., (2)	66,933

2,967	Equal Energy Limited	15,666

1,412	Evolution Petroleum Corporation	18,582

14,137	Exco Resources Inc., (3)	72,523

9,942	Forest Oil Corporation, (2)	30,323

4,293	Frontline Limited, (2), (3)	17,730

4,451	FX Energy, Inc., (2), (3)	15,935

2,127	GasLog Limited, (3)	44,582

4,624	Gastar Exploration, Limited, (2)	27,559

2,611	Goodrich Petroleum Corporation, (2), (3)	44,961

92	Nuveen Investments

Shares	Description (1)	Value

	Oil, Gas & Consumable Fuels (continued)

2,108	Green Plains Renewable Energy, Inc., (3)	$46,966

19,302	Halcon Resources Corporation, (2), (3)	65,048

672	Hallador Energy Company	5,148

77	Isramco, Inc., (2)	9,717

928	Jones Energy Inc, Class A, (2)	14,551

3,658	Kior Inc., Class A Shares, (2)	4,353

2,539	Knightsbridge Tankers Limited	23,917

22,121	Kodiak Oil & Gas Corporation, (2)	234,704

2,324	L&L Energy Inc., (2), (3), (4)	2,185

14,325	Magnum Hunter Resources Corporation, (2)	119,614

4,849	Matador Resources Company, (2)	94,265

2,766	Midstates Petroleum Company Incorporated, (2), (3)	12,917

2,543	Miller Energy Resources Inc., (2), (3)	20,064

6,252	Nordic American Tanker Shipping Ltd, (3)	68,397

5,316	Northern Oil and Gas Inc., (2)	77,295

580	Panhandle Oil and Gas Inc.	22,423

2,966	PDC Energy Inc., (2)	147,885

4,601	Penn Virginia Corporation, (2), (3)	55,166

4,753	Petroquest Energy Inc., (2)	18,347

10,383	Quicksilver Resources Inc., (2), (3)	32,291

1,763	Renewable Energy Group Inc., (2), (3)	17,648

18,824	Rentech, Inc., (2)	33,695

5,643	Resolute Energy Corporation, (2)	45,088

3,768	Rex Energy Inc., (2)	70,989

456	Rex Stores Corporation, (2)	18,678

5,091	Rosetta Resources, Inc., (2)	216,928

3,173	Sanchez Energy Corporation, (2), (3)	87,226

15,388	Scorpio Tankers Inc.	153,880

3,504	SemGroup Corporation, A Shares	216,407

4,663	Ship Financial International Limited	79,831

3,984	Solazyme Inc., (2), (3)	51,672

4,164	Stone Energy Corporation, (2)	128,876

3,613	Swift Energy Company, (2), (3)	44,729

4,228	Synergy Resources Corporation, (2)	36,530

2,742	Targa Resources Corporation	247,575

5,186	Teekay Tankers Limited, Class A Shares, (3)	17,632

5,666	Triangle Petroleum Corporation, (2), (3)	43,118

7,125	Uranium Energy Corporation, (2), (3)	12,326

10,115	Ur-Energy Inc., (2), (3)	13,756

Nuveen Investments	93

Nuveen Small Cap Index Fund (continued)

Portfolio of Investments January 31, 2014 (Unaudited)

Shares	Description (1)	Value

	Oil, Gas & Consumable Fuels (continued)

4,825	Vaalco Energy Inc., (2)	$29,047

4,098	W&T Offshore Inc., (3)	58,683

6,073	Warren Resources Inc., (2)	20,466

4,513	Western Refining Inc., (3)	176,503

980	Westmoreland Coal Company, (2)	21,276

3,088	ZaZa Energy Corporation, (2), (3)	3,088
	Total Oil, Gas & Consumable Fuels	4,912,979

	Paper & Forest Products – 0.8%

1,045	Boise Cascade Company, (2)	31,862

1,851	Clearwater Paper Corporation, (2)	105,414

928	Deltic Timber Corporation, (3)	59,680

3,577	Glatfelter	110,851

6,806	KapStone Paper and Packaging Corp., (2)	190,364

11,614	Louisiana-Pacific Corporation, (2)	203,593

1,332	Neenah Paper, Inc.	57,862

5,817	Resolute Forest Products, (2)	112,268

2,614	Schweitzer-Mauduit International Inc.	120,584

4,117	Wausau Paper Corp.	56,238
	Total Paper & Forest Products	1,048,716

	Personal Products – 0.2%

2,135	Elizabeth Arden, Inc., (2)	57,901

1,680	Female Health Company	12,667

1,367	Inter Parfums, Inc.	44,482

8,775	Lifevantage Corporation, (2)	10,793

1,150	Medifast, Inc., (2)	30,510

909	Nature’s Sunshine Products	14,789

713	Nutraceutical International Corporation, (2)	17,854

945	Revlon Inc., (2)	22,189

13,875	Star Scientific, Inc., (2), (3)	9,510

1,442	Synutra International Inc., (2), (3)	10,469

500	USANA Health Sciences, Inc., (2)	29,935
	Total Personal Products	261,099

	Pharmaceuticals – 1.5%

1,945	AcelRx Pharmaceuticals Inc., (2), (3)	22,212

642	Aerie Pharmaceuticals Inc., (2)	11,851

4,851	Akorn, Inc., (2), (3)	110,118

1,413	Alimera Sciences, Inc., (2), (3)	9,001

2,591	Ampio Pharmaceuticals Inc., (2), (3)	22,075

551	Aratana Therapeutics Inc., (2), (3)	11,852

94	Nuveen Investments

Shares	Description (1)	Value

	Pharmaceuticals (continued)

4,109	Auxilium Pharmaceuticals, Inc., (2)	$105,108

12,093	Avanir Pharmaceuticals, (2)	45,349

2,494	Biodelivery Sciences, Inc., (2), (3)	19,578

5,141	Cadence Pharmaceuticals, Inc., (2)	56,448

1,647	Cempra Inc., (2), (3)	19,583

4,436	Corcept Therapeutics, Inc., (2), (3)	15,260

686	Cornerstone Therapeutics Inc., (2)	6,503

4,708	DepoMed, Inc., (2)	56,496

2,539	Endocyte Inc., (2), (3)	30,138

859	Hi Tech Pharmacal Company, Inc., (2)	37,160

4,294	Horizon Pharma Inc., (2), (3)	42,339

5,706	Impax Laboratories Inc., (2)	132,037

1,557	Lannett Company Inc., (2)	54,993

5,272	Medicines Company, (2)	183,255

10,392	Nektar Therapeutics, (2)	141,331

2,485	Omeros Corporation, (2), (3)	29,025

2,296	Pacira Pharmaceuticals, Inc., (2), (3)	157,345

1,459	Pernix Therapeutics Holdings, Incorporated, (2)	3,341

2,249	Pozen Inc.	17,632

4,263	Prestige Brands Holdings Inc., (2)	128,998

4,323	Questcor Pharmaceuticals Inc., (3)	289,684

504	Relypsa Inc., (2)	16,662

1,913	Repros Therapeutics, Inc., (2), (3)	35,869

1,568	Sagent Pharmaceuticals Inc., (2)	29,682

4,506	SciClone Pharmaceuticals, Inc., (2)	21,178

1,142	Sucampo Pharmaceuticals, Inc., (2)	9,433

1,240	Supernus Pharmaceuticals Incorporated, (2), (3)	12,115

7,191	TherapeuticsMD, (2), (3)	47,317

8,389	Vivus, Inc., (2), (3)	62,246

4,544	Xenoport, Inc., (2)	26,128

8,189	Zogenix Inc., (2), (3)	36,277
	Total Pharmaceuticals	2,055,619

	Professional Services – 1.3%

4,099	Acacia Research, (3)	56,648

587	Barrett Business Services, Inc., (3)	46,027

3,170	CBIZ Inc., (2), (3)	27,262

1,176	CDI Corporation	20,133

2,802	Corporate Executive Board Company	204,826

848	CRA International, Inc., (2)	15,993

Nuveen Investments	95

Nuveen Small Cap Index Fund (continued)

Portfolio of Investments January 31, 2014 (Unaudited)

Shares	Description (1)	Value

	Professional Services (continued)

1,099	Exponent, Inc.	$79,370

758	Franklin Covey Company, (2)	14,485

3,360	FTI Consulting Inc., (2), (3)	124,555

1,223	GP Strategies Corporation, (2)	33,938

1,505	Heidrick & Struggles International, Inc.	25,103

1,950	Huron Consulting Group, Inc., (2)	129,168

1,644	ICF International, Inc., (2)	55,337

1,871	Insperity Inc.	61,780

2,245	Kelly Services, Inc.	53,835

2,256	KForce Inc.	40,901

4,057	Korn Ferry International, (2)	95,177

1,325	Mistras Group Inc., (2)	30,952

4,203	Navigant Consulting Inc., (2)	73,847

6,572	Odyssey Marine Exploration Inc., (2), (3)	12,750

3,811	On Assignment, Inc., (2)	113,110

13,497	Pendrell Corporation, (2)	19,706

3,400	Resources Connection, Inc.	45,832

2,700	RPX Corporation, (2)	43,794

2,959	The Advisory Board Company, (2), (3)	187,334

3,390	TrueBlue Inc., (2)	83,157

343	VSE Corporation	15,130

2,079	WageWorks, Incorporated, (2), (3)	129,293
	Total Professional Services	1,839,443

	Real Estate Investment Trust – 7.3%

4,589	Acadia Realty Trust	116,790

2,327	AG Mortgage Investment Trust Inc.	38,605

1,103	Agree Realty Corporation	31,535

176	Alexander’s Inc., (3)	59,810

4,699	Altisource Residential Corporation	140,970

2,800	American Assets Trust Inc	93,716

4,914	American Capital Mortgage Investment Corporation, (3)	96,069

12,836	American Realty Capital Properties Inc, (3)	177,650

1,141	American Residential Properties Inc., (2), (3)	21,109

1,635	AmREIT Inc., Class B Shares	26,618

12,072	Anworth Mortgage Asset Corporation	56,618

2,851	Apollo Commercial Real Estate Finance, Inc., (3)	47,954

2,669	Apollo Residential Mortgage Inc.	43,131

1,783	Ares Commercial Real Estate Corporation	23,767

1,583	Armada Hoffler Properties Inc.	14,405

96	Nuveen Investments

Shares	Description (1)	Value

	Real Estate Investment Trust (continued)

31,178	Armour Residential REIT Inc.	$128,142

1,529	Ashford Hospitality Prime Inc.	25,229

5,121	Ashford Hospitality Trust Inc.	48,137

4,794	Associated Estates Realty Corp.	76,560

958	Aviv REIT Inc.	23,366

5,380	Campus Crest Communities Inc., (3)	47,505

7,388	Capstead Mortgage Corporation, (3)	93,237

6,026	Cedar Shopping Centers Inc., (3)	38,024

19,708	Chambers Street Properties, (3)	152,540

2,192	Chatham Lodging Trust, (3)	45,835

4,048	Chesapeake Lodging Trust	98,569

4,994	Colony Financial Inc.	110,867

1,729	Coresite Realty Corporation, (3)	53,046

14,011	Cousins Properties, Inc.	150,618

11,102	CubeSmart	182,961

1,598	CyrusOne Inc.	34,533

14,552	CYS Investments Inc.	115,252

24,227	DCT Industrial Trust Inc.	174,434

16,289	DiamondRock Hospitality Company, (3)	188,627

5,202	Dupont Fabros Technology Inc.	135,200

4,578	Dynex Capital, Inc.	36,899

2,522	EastGroup Properties Inc., (3)	149,655

9,503	Education Realty Trust Inc.	85,812

537	Ellington Residential Mortgage REIT	8,683

6,850	Empire State Realty Trust Inc.	100,421

4,304	Entertainment Properties Trust	219,848

5,017	Equity One Inc.	113,685

3,987	Excel Trust Inc.	45,492

10,343	FelCor Lodging Trust Inc.	84,399

8,957	First Industrial Realty Trust, Inc.	153,702

4,896	First Potomac Realty Trust	63,942

7,502	Franklin Street Properties Corporation	89,949

5,966	Geo Group Inc.	199,742

2,135	Getty Realty Corporation, (3)	40,565

1,169	Gladstone Commercial Corporation, (3)	21,802

12,041	Glimcher Realty Trust	103,071

4,556	Government Properties Income Trust, (3)	112,533

4,949	Gramercy Property Trust Inc, (2)	28,803

1,228	Hannon Armstrong Sustainable Infrastructure Capital Inc., (3)	16,246

Nuveen Investments	97

Nuveen Small Cap Index Fund (continued)

Portfolio of Investments January 31, 2014 (Unaudited)

Shares	Description (1)	Value

	Real Estate Investment Trust (continued)

7,988	Healthcare Realty Trust, Inc.	$183,085

16,881	Hersha Hospitality Trust	91,664

7,487	Highwoods Properties, Inc., (3)	278,067

3,612	Hudson Pacific Properties Inc.	78,489

7,110	Inland Real Estate Corporation	74,939

11,268	Invesco Mortgage Capital Inc.	177,020

8,406	Investors Real Estate Trust, (3)	73,048

7,089	iStar Financial Inc., (2)	109,312

1,125	Javelin Mortgage Investment Corporation, (3)	16,313

10,866	Kite Realty Group Trust	70,086

8,663	LaSalle Hotel Properties	266,474

14,974	Lexington Corporate Properties Trust	161,869

2,894	LTC Properties Inc.	109,827

13,465	Medical Properties Trust Inc.	178,681

3,536	Monmouth Real Estate Investment Corporation	32,673

2,050	National Health Investors Inc.	129,089

21,086	New Residential Investment	133,896

5,312	New York Mortgage Trust, Inc.	37,928

24,097	Northstar Realty Finance Corporation	351,551

978	One Liberty Properties Inc.	20,401

4,593	Parkway Properties Inc.	81,480

5,118	Pebblebrook Hotel Trust	154,205

5,667	Penn Real Estate Investment Trust	105,690

5,872	PennyMac Mortgage Investment Trust	138,286

1,673	Physicians Realty Trust	20,728

3,374	Potlatch Corporation	134,960

1,411	PS Business Parks Inc.	110,862

1,171	QTS Realty Trust Inc., Class A Shares	26,570

5,830	RAIT Investment Trust	49,205

4,973	Ramco-Gershenson Properties Trust, (3)	79,419

6,843	Redwood Trust Inc., (3)	127,964

10,582	Resource Capital Corporation, (3)	62,328

5,988	Retail Opportunity Investments Corporation	86,586

1,410	Rexford Industrial Realty Inc.	19,247

10,307	RLJ Lodging Trust	257,469

1,869	Rouse Properties Inc.	32,595

3,676	Ryman Hospitalities Properties, (3)	152,039

3,111	Sabra Health Care Real Estate Investment Trust Inc.	90,001

654	Saul Centers Inc.	30,476

98	Nuveen Investments

Shares	Description (1)	Value

	Real Estate Investment Trust (continued)

1,576	Select Income REIT	$43,498

1,097	Silver Bay Realty Trust Corporation	17,409

2,617	Sovran Self Storage Inc.	177,720

3,487	STAG Industrial Inc.	74,831

15,109	Strategic Hotels & Resorts Inc., (2)	140,665

6,652	Summit Hotel Properties Inc.	59,269

2,988	Sun Communities Inc., (3)	139,689

15,208	Sunstone Hotel Investors Inc.	195,119

2,083	Terreno Realty Corporation	35,973

1,388	UMH Properties Inc.	13,117

991	Universal Health Realty Income Trust	42,018

2,078	Urstadt Biddle Properties Inc.	38,983

5,541	Washington Real Estate Investment Trust, (3)	129,105

2,221	Western Asset Mortgage Capital Corporation, (3)	33,211

1,779	Whitestone Real Estate Investment Trust, (3)	24,283

2,665	Winthrop Realty Trust, Inc.	30,594

470	ZAIS Financial Corporation	7,990
	Total Real Estate Investment Trust	10,124,674

	Real Estate Management & Development – 0.3%

3,587	Alexander & Baldwin Inc.	140,288

787	AV Homes Inc., (2), (3)	14,733

488	Consolidated Tomoka Land Company, (3)	17,153

2,888	Forestar Real Estate Group Inc., (2), (3)	57,760

4,720	Kennedy-Wilson Holdings Inc.	113,374

965	ReMax Holdings Inc., (2), (3)	28,139

1,148	Tejon Ranch Company, (2), (3)	39,170
	Total Real Estate Management & Development	410,617

	Road & Rail – 0.5%

2,142	Arkansas Best Corporation, (3)	73,449

1,674	Celadon Group, Inc., (3)	34,786

3,318	Heartland Express, Inc., (3)	69,877

4,539	Knight Transportation Inc.	96,908

1,952	Marten Transport, Ltd.	37,225

546	Patriot Transportation Holding, Inc., (2), (3)	19,918

1,754	Quality Distribution, Inc., (2), (3)	24,118

1,551	Roadrunner Transportation System Inc., (2)	40,714

2,024	Saia, Inc., (2)	68,128

6,987	Swift Transportation Company, (2), (3)	152,317

450	Universal Truckload Services, Inc.	13,055

Nuveen Investments	99

Nuveen Small Cap Index Fund (continued)

Portfolio of Investments January 31, 2014 (Unaudited)

Shares	Description (1)	Value

	Road & Rail (continued)

3,275	Werner Enterprises, Inc., (3)	$85,347

901	YRC Worldwide Inc., (2), (3)	19,804
	Total Road & Rail	735,646

	Semiconductors & Equipment – 3.3%

3,271	Advanced Energy Industries Inc., (2)	89,298

1,447	Alpha & Omega Semiconductor Limited, (2), (3)	10,505

1,541	Ambarella, Incorporated, (2), (3)	49,358

5,845	Amkor Technology Inc., (2)	30,979

6,857	Anadigics Inc., (2)	13,508

6,092	Applied Micro Circuits Corporation, (2)	61,529

2,660	ATMI Inc., (2)	73,629

9,027	Axcelis Technologies Inc., (2)	21,845

5,541	Brooks Automation Inc.	56,241

1,940	Cabot Microelectronics Corporation, (2), (3)	78,221

4,279	Cavium Networks Inc., (2), (3)	159,050

1,845	CEVA, Inc., (2)	32,085

5,282	Cirrus Logic Inc., (2), (3)	92,488

2,060	Cohu Inc.	21,342

12,254	Cypress Semiconductor Corporation	123,030

2,991	Diodes Inc., (2), (3)	68,524

1,647	DSP Group Inc., (2)	14,757

11,611	Entegris Inc., (2)	122,148

7,465	Entropic Communications Inc., (2)	31,129

3,189	Exar Corporation, (2)	35,111

4,496	FormFactor Inc., (2)	28,954

1,711	GSI Technology Inc., (2)	11,395

11,161	GT Advanced Technologies, Inc., (2), (3)	114,623

2,628	Hittite Microwave Corporation, (2)	150,716

2,173	Inphi Corporation, (2)	24,946

10,985	Integrated Device Technology, Inc., (2)	106,005

2,343	Integrated Silicon Solution, (2), (3)	27,577

1,438	Intermolecular Inc, (2)	5,795

5,788	International Rectifier Corporation, (2)	150,546

10,600	Intersil Holding Corporation, Class A	120,204

2,016	IXYS Corporation	25,583

5,526	Kopin Corporation, (2)	21,220

9,637	Lattice Semiconductor Corporation, (2)	55,702

3,963	LTX-Credence Corporation, (2)	33,884

882	MA-COM Technology Solutions Holdings Incorporated, (2)	14,994

100	Nuveen Investments

Shares	Description (1)	Value

	Semiconductors & Equipment (continued)

1,928	Maxlinear Inc., (2)	$19,781

3,880	Micrel, Incorporated, (3)	38,722

7,744	Microsemi Corporation, (2)	181,519

4,418	MKS Instruments Inc.	133,114

3,065	Monolithic Power Systems, Inc., (2), (3)	100,195

3,919	MoSys, Inc., (2), (3)	19,673

1,926	Nanometrics Inc., (2), (3)	32,626

1,682	NeoPhotonics Corporation, (2)	12,346

375	NVE Corporation, (2), (3)	21,585

4,499	Omnivision Technologies, Inc., (2)	69,240

2,095	PDF Solutions, Inc., (2)	49,652

2,202	Peregrine Semiconductor Corporation, (2), (3)	14,467

1,911	Pericom Semiconductor Corporation, (2)	15,823

5,064	Photronics Inc., (2)	42,031

3,798	PLX Technologies Inc., (2)	22,978

17,003	PMC-Sierra, Inc., (2)	111,370

2,415	Power Integrations Inc., (3)	143,040

9,303	Rambus Inc., (2)	82,890

23,438	RF Micro Devices, Inc., (2)	124,925

1,764	Rubicon Technology Inc., (2), (3)	19,351

2,722	Rudolph Technologies, (2), (3)	29,915

5,613	Semtech Corporation, (2)	128,033

2,552	Sigma Designs, Inc., (2)	11,969

6,433	Silicon Image, Inc., (2)	35,960

3,941	Spansion Inc., Class A, (2)	59,115

22,205	SunEdison Inc., (2)	308,872

3,436	SunPower Corporation, (2), (3)	111,189

821	Supertex Inc., (2)	21,921

2,708	Synaptics, Inc., (2)	158,039

4,397	Tessera Technologies Inc.	87,280

13,606	TriQuint Semiconductor, Inc., (2)	112,930

1,991	Ultra Clean Holdings, Inc., (2)	22,757

2,310	Ultratech Stepper Inc., (2), (3)	58,443

3,263	Veeco Instruments Inc., (2)	124,027
	Total Semiconductors & Equipment	4,602,699

	Software – 4.2%

4,653	Accelrys, Inc., (2)	58,535

3,320	ACI Worldwide, Inc., (2)	201,225

3,943	Actuate Corporation, (2)	29,967

Nuveen Investments	101

Nuveen Small Cap Index Fund (continued)

Portfolio of Investments January 31, 2014 (Unaudited)

Shares	Description (1)	Value

	Software (continued)

2,720	Advent Software Inc.	$89,379

2,000	American Software, Inc.	20,160

7,809	Aspen Technology Inc., (2)	355,856

1,995	AVG Technologies NV, (2)	33,097

3,805	Blackbaud, Inc.	131,120

3,153	Bottomline Technologies, Inc., (2), (3)	109,157

2,337	Broadsoft Inc., (2), (3)	71,536

3,131	Callidus Software, Inc., (2), (3)	45,932

3,874	CommVault Systems, Inc., (2)	267,577

1,715	Comverse Incorporated, (2), (3)	61,809

612	Covisint Corporation, (2)	5,722

618	Cyan Inc., (2), (3)	2,342

526	Digimarc Corporation	19,241

2,591	Ebix, Inc., (3)	35,186

2,193	Ellie Mae Incorporated, (2), (3)	57,237

2,621	EPIQ Systems, Inc.	37,638

313	ePlus, Inc., (2)	16,883

2,990	Fair Isaac Corporation	162,536

1,362	Fleetmatics Group Limited, (2), (3)	54,494

647	Gigamon Inc., (2)	19,708

5,346	Glu Mobile, Inc., (2), (3)	21,117

1,399	Guidance Software, Inc., (2)	15,095

4,066	Guidewire Software Incorporated, (2)	191,956

1,683	Imperva Incorporated, (2)	92,565

4,405	Infoblox, Incorporated, (2)	154,527

1,291	Interactive Intelligence Group, (2), (3)	98,039

3,300	Jive Software Inc., (2)	30,525

6,484	Manhattan Associates Inc., (2)	218,640

466	Mavenir Systems Inc., (2), (3)	5,937

7,948	Mentor Graphics Corporation	165,318

754	Microstrategy Inc., (2)	94,778

2,077	Mitek Systems Inc., (2)	12,441

676	Model N Inc., (2)	6,692

3,186	Monotype Imaging Holdings Inc.	92,936

3,017	NetScout Systems, Inc., (2)	106,560

9,968	Parametric Technology Corporation, (2)	355,658

1,449	Pegasystems, Inc.	65,843

4,326	Progress Software Corporation, (2)	104,559

1,818	Proofpoint, Incorporated, (2)	73,593

102	Nuveen Investments

Shares	Description (1)	Value

	Software (continued)

1,874	PROS Holdings, Inc., (2)	$71,231

490	QAD Inc A	8,913

7,252	QLIK Technologies Inc., (2)	195,949

1,241	Qualys Incorporated, (2), (3)	35,964

575	Rally Software Development Corporation, (2), (3)	12,248

3,879	RealPage Inc., (2), (3)	87,200

966	Rosetta Stone Inc., (2)	10,703

1,412	Sapiens International Corporation NV, (2)	9,969

2,728	SeaChange International, Inc., (2)	32,627

493	Silver Springs Networks Inc., (2)	8,406

4,855	SS&C Technologies Holdings Inc., (2)	188,471

2,428	Synchronoss Technologies, Inc., (2), (3)	64,730

6,748	Take-Two Interactive Software, Inc., (2)	129,427

2,582	Tangoe Inc., (2), (3)	47,070

3,965	TeleCommunication Systems, (2)	9,001

1,479	TeleNav Inc., (2)	9,614

10,550	TiVo, Inc., (2)	130,715

2,625	Tyler Technologies Inc., (2)	276,806

2,303	Ultimate Software Group, Inc., (2)	375,919

2,409	Vasco Data Security International, Inc., (2)	17,995

4,391	Verint Systems Inc., (2)	199,527

3,518	VirnetX Holding Corporation, (2), (3)	63,183

5,588	Vringo Inc., (2), (3)	23,973
	Total Software	5,802,757

	Specialty Retail – 3.0%

6,540	Aeropostale, Inc., (2), (3)	46,107

670	America’s Car-Mart, Inc., (2), (3)	25,829

3,932	Ann Inc., (2)	127,161

2,598	Asbury Automotive Group, Inc., (2)	122,158

3,367	Barnes & Noble Inc., (2)	45,387

2,899	bebe stores, inc.	14,408

1,401	Big 5 Sporting Goods Corporation	24,041

1,278	Body Central Corporation, (2)	4,371

3,605	Brown Shoe Inc., (3)	85,366

2,328	Buckle Inc., (3)	103,177

2,296	Cato Corporation	64,196

1,925	Childrens Place Retail Stores Inc., (2)	101,390

3,026	Christopher & Banks Corporation, (2), (3)	21,606

1,288	Citi Trends, Inc., (2), (3)	20,608

Nuveen Investments	103

Nuveen Small Cap Index Fund (continued)

Portfolio of Investments January 31, 2014 (Unaudited)

Shares	Description (1)	Value

	Specialty Retail (continued)

1,871	Conn’s, Inc., (2), (3)	$113,588

1,195	Container Store Group Inc., (2), (3)	43,916

1,128	Destination Maternity Corporation	30,264

3,509	Destination XL Group Inc., (2)	18,878

7,114	Express Inc., (2)	123,214

4,103	Finish Line, Inc.	105,242

2,732	Five Below, Incorporated, (2), (3)	100,128

3,669	Francescas Holdings Corporation, (2), (3)	69,711

2,002	Genesco Inc., (2)	140,580

1,812	Group 1 Automotive Inc., (3)	110,768

1,646	Haverty Furniture Companies Inc.	45,792

1,070	Hhgregg Inc., (2), (3)	8,838

2,165	Hibbett Sporting Goods, Inc., (2), (3)	129,922

2,330	Joseph A Bank Clothiers, Inc., (2)	130,993

1,162	Kirkland’s, Inc., (2)	21,880

1,850	Lithia Motors Inc.	104,137

2,290	Lumber Liquidators Inc., (2), (3)	203,787

1,945	Marinemax Inc., (2)	28,689

1,120	Mattress Firm Holding Corporation, (2)	45,584

3,947	Mens Wearhouse Inc.	189,614

2,605	Monro Muffler Brake, Inc., (3)	144,604

2,399	New York & Company Inc., (2)	10,867

40,010	Office Depot, Inc., (2)	195,649

2,343	Outerwall Inc., (2), (3)	150,678

3,848	Pacific Sunwear of California, Inc., (2)	11,082

3,520	Penske Auto Group, Inc.	151,043

4,431	Pep Boys – Manny, Moe & Jack, (2)	52,906

7,899	Pier 1 Imports, Inc., (3)	150,950

8,307	RadioShack Corporation, (2), (3)	19,937

4,120	Rent-A-Center Inc., (3)	102,753

1,473	Restoration Hardware Holdings Incorporated, (2)	83,578

721	Sears Hometown and Outlet Stores, (2)	15,134

4,638	Select Comfort Corporation, (2)	75,924

1,250	Shoe Carnival, Inc.	30,875

3,245	Sonic Automotive Inc., (3)	72,785

2,726	Stage Stores Inc., (3)	53,430

2,306	Stein Mart, Inc., (3)	28,548

908	Systemax Inc., (2)	10,269

1,538	Tile Shop Holdings Inc., (2), (3)	21,732

104	Nuveen Investments

Shares	Description (1)	Value

	Specialty Retail (continued)

824	Tilly’s Inc, Class A Shares, (2)	$9,567

818	Trans World Entertainment Corporation, (2)	3,239

2,530	Vitamin Shoppe Inc., (2)	113,395

1,415	West Marine, Inc., (2), (3)	18,522

7,414	Wet Seal Inc., (2)	17,719

168	Winmark Corporation	13,549

2,706	Zale Corporation, (2), (3)	40,915

1,760	Zumiez, Inc., (2)	37,875
	Total Specialty Retail	4,208,855

	Textiles, Apparel & Luxury Goods – 1.3%

4,830	American Apparel, Inc., (2), (3)	4,763

1,076	Columbia Sportswear Company	80,001

794	Costa Inc., (2)	17,063

7,344	Crocs, Inc., (2)	112,730

680	Culp Inc., (3)	13,743

9,997	Fifth & Pacific Companies Inc., (2)	286,914

1,399	G III Apparel Group, Limited, (2)	97,888

4,289	Iconix Brand Group, Inc., (2), (3)	159,551

6,675	Jones Apparel Group Inc.	98,456

1,472	Movado Group Inc.	55,568

1,121	Oxford Industries Inc., (3)	84,602

1,027	Perry Ellis International, Inc., (2)	16,093

11,047	Quiksilver Inc., (2), (3)	77,881

832	R.G. Barry Corporation	14,735

3,223	Skechers USA Inc., (2)	93,112

5,013	Steven Madden Limited, (2)	163,374

3,990	Tumi Holdings Inc., (2)	79,920

1,244	Unifi Inc., (2)	28,848

1,804	Vera Bradley Inc., (2), (3)	43,332

956	Vince Holding Company, (2), (3)	22,332

8,362	Wolverine World Wide Inc., (3)	233,300
	Total Textiles, Apparel & Luxury Goods	1,784,206

	Thrifts & Mortgage Finance – 1.6%

7,359	Astoria Financial Corporation	97,433

1,361	Banc of California Inc., (3)	17,285

3,869	Bank Mutual Corporation	26,464

1,757	BankFinancial Corporation	15,971

602	BBX Capital Corporation, (2)	8,825

2,472	Beneficial Mutual Bancorp Inc., (2), (3)	29,367

Nuveen Investments	105

Nuveen Small Cap Index Fund (continued)

Portfolio of Investments January 31, 2014 (Unaudited)

Shares	Description (1)	Value

	Thrifts & Mortgage Finance (continued)

2,090	Berkshire Hills Bancorp, Inc.	$51,121

1,009	BofI Holdings, Inc., (2)	83,495

5,841	Brookline Bancorp, Inc.	51,985

12,414	Capitol Federal Financial Inc.	148,596

1,640	Charter Financial Corporation	17,630

716	Clifton Savings Bancorp, Inc.	9,065

2,653	Dime Community Bancshares, Inc.	43,350

545	Doral Financial Group, (2)	6,807

1,070	ESB Financial Corporation	13,760

730	ESSA Bancorp Inc.	8,234

441	Essent Group Limited, (2), (3)	11,069

6,707	Everbank Financial Corporation	119,452

858	Federal Agricultural Mortgage Corporation	26,289

814	First Defiance Financial Corporation	20,936

226	First Federal Bancshares of Arkansas, Inc., (2)	1,874

1,262	First Financial Northwest Inc., (3)	13,049

1,654	Flagstar Bancorp Inc., (2)	34,519

942	Fox Chase Bancorp.	16,118

896	Franklin Financial Corporation, (2)	17,033

106	Hingham Institution for Savings	8,329

540	Home Bancorp Inc., (2), (3)	10,881

5,919	Home Loan Servicing Solutions Limited	121,458

1,080	HomeStreet Inc., (3)	19,375

1,195	Kearny Financial Corporation, (2)	13,659

695	Meridian Interstate Bancorp, Inc., (2), (3)	16,360

497	Meta Financial Group, Inc.	20,104

27,020	MGIC Investment Corporation, (2), (3)	229,400

349	NASB Financial, Inc.	9,318

4,194	Northfield Bancorp Inc.	52,131

7,811	Northwest Bancshares Inc.	109,823

1,064	OceanFirst Financial Corporation	18,897

3,782	Oritani Financial Corporation	59,529

1,064	PennyMac Financial Services Inc., (2)	18,067

764	Provident Financial Holdings, Inc.	11,498

4,974	Provident Financial Services Inc.	86,150

14,406	Radian Group Inc., (3)	214,361

1,976	Rockville Financial Inc., (3)	26,241

679	Stonegate Mortgage Corporation, (2), (3)	10,287

886	Territorial Bancorp Inc.	20,068

106	Nuveen Investments

Shares	Description (1)	Value

	Thrifts & Mortgage Finance (continued)

497	Tree.com Inc., (2)	$16,128

7,850	TrustCo Bank Corporation NY	51,261

4,114	United Community Financial Corporation, (2)	14,522

1,640	United Financial Bancorp.	29,077

1,372	Walker & Dunlop Inc., (2)	19,263

673	Waterstone Financial Inc., (2)	7,115

1,478	Westfield Financial Inc.	11,026

654	WSFS Financial Corporation	46,957
	Total Thrifts & Mortgage Finance	2,161,012

	Tobacco – 0.1%

7,303	Alliance One International, Inc., (2), (3)	18,769

1,944	Universal Corporation, (3)	99,766

4,320	Vector Group Ltd., (3)	77,155
	Total Tobacco	195,690

	Trading Companies & Distributors – 0.9%

2,283	Aceto Corporation	48,674

5,706	Aircastle LTD	107,786

3,512	Applied Industrial Technologies Inc.	177,496

4,057	Beacon Roofing Supply Company, (2)	153,314

2,937	Bluelinx Holdings Inc., (2)	4,670

1,431	CAI International Inc., (2), (3)	29,607

789	DXP Enterprises, Inc., (2), (3)	75,776

2,476	H&E Equipment Services, Inc., (2)	74,973

1,493	Houston Wire & Cable Company	19,752

2,253	Kaman Corporation, (3)	87,326

2,891	Rush Enterprises, Class A, (2)	79,907

670	Stock Building Supply Holdings Inc., (2)	11,678

2,821	TAL International Group Inc., (3)	121,388

1,776	Textainer Group Holdings Limited, (3)	64,451

1,435	Titan Machinery, Inc., (2), (3)	23,391

2,140	Watsco Inc.	202,487
	Total Trading Companies & Distributors	1,282,676

	Transportation Infrastructure – 0.1%

3,431	Wesco Aircraft Holdings Inc., (2)	76,683

	Water Utilities – 0.2%

3,214	American States Water Co	91,278

631	Artesian Resources Corporation	14,204

3,978	California Water Service Group	92,648

902	Connecticut Water Service, Inc., (3)	30,397

Nuveen Investments	107

Nuveen Small Cap Index Fund (continued)

Portfolio of Investments January 31, 2014 (Unaudited)

Shares	Description (1)	Value

	Water Utilities (continued)

1,219	Consolidated Water Company, Limited	$15,676

1,319	Middlesex Water Company	26,248

1,434	Pure Cycle Corporation, (2)	8,919

1,289	SJW Corporation	36,878

1,077	York Water Company	21,938
	Total Water Utilities	338,186

	Wireless Telecommunication Services – 0.2%

1,547	Boingo Wireless Inc., (2)	9,359

4,499	Leap Wireless International, Inc., (2)	78,957

14,336	NII Holdings Inc., Class B, (2), (3)	43,151

1,274	NTELOS Holdings Corporation	20,906

717	RingCentral Inc., Class A, (2), (3)	13,085

1,999	Shenandoah Telecommunications Company, (3)	50,175

1,803	USA Mobility Inc.	25,711
	Total Wireless Telecommunication Services	241,344
	Total Common Stocks (cost $95,018,937)	133,895,901

Shares	Description (1), (5)	Value

	EXCHANGE-TRADED FUNDS – 0.0%

713	Firsthand Technology Value Fund, Incorporated	$17,084
	Total Exchange-Traded Funds (cost $13,279)	17,084

Shares	Description (1)	Value

	COMMON STOCK RIGHTS – 0.0%

692	Clinical Data, Inc., (2), (4)	$—

3,767	Cubist Pharmaceuticals Inc., (2)	3,281

1,493	Gerber Scientific Inc., (2), (4)	—
	Total Common Stock Right (cost $6,958)	3,281

Shares	Description (1)	Value

	WARRANTS – 0.0%

1,328	Magnum Hunter Resources Corporation, (2), (3), (4)	$3,255

424	Oncomed Pharamceuticals Inc., (2), (4)	—

157	Tejon Ranch Company, (2)	636

2,878	Trius Therapeutics Inc., (2), (4)	—
	Total Warrants (cost $855)	3,891
	Total Long-Term Investments (cost $95,040,029)	133,920,157

108	Nuveen Investments

Shares	Description (1)					Value

	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 26.9%

	Money Market Funds – 26.9%

37,311,484	Mount Vernon Securities Lending Prime Portfolio, 0.173%, (6), (7)					$37,311,484
	Total Investments Purchased with Collateral from Securities Lending (cost $37,311,484)					37,311,484

Shares/ Principal Amount (000)	Description (1)	Coupon		Maturity	Rating (8)	Value

	SHORT-TERM INVESTMENTS – 4.0%

	Money Market Funds – 3.6%

44,629	First American Prime Obligations Fund, Class Z	0.016	% (6)	N/A	N/A	$44,629

4,862,501	First American Treasury Obligations Fund, Class Z	0.000	% (6)	N/A	N/A	4,862,501
	Total Money Market Funds					4,907,130

	U.S. Government and Agency Obligations – 0.4%

$600	U.S. Treasury Bills, (9)	0.000%		2/13/14	N/R	599,999
	Total Short-Term Investments (cost $5,507,119)					5,507,129
	Total Investments (cost $137,858,632) – 127.3%					176,738,770
	Other Assets Less Liabilities – (27.3)%					(37,929,937)
	Net Assets – 100%					$138,808,833

Investments in Derivatives as of January 31, 2014

Futures Contracts outstanding:

Description	Contract Position	Number of Contracts	Contract Expiration	Notional Amount at Value	Unrealized Appreciation (Depreciation)
Russell 2000 Mini Index	Long	47	3/14	$5,303,010	$(21,355)

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

Nuveen Investments	109

Nuveen Small Cap Index Fund (continued)

Portfolio of Investments January 31, 2014 (Unaudited)

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3		Total
Long-Term Investments:
Common Stocks	$133,893,716	$—	$2,185		$133,895,901
Exchange-Traded Funds	17,084	—	—		17,084
Common Stock Rights	3,281	—	—	*	3,281
Warrants	636	—	3,255		3,891
Investments Purchased with Collateral from Securities Lending	37,311,484	—	—		37,311,484
Short-Term Investments:
Money Market Funds	4,907,130	—	—		4,907,130
U.S. Government & Agency Obligations	—	599,999	—		599,999
Derivatives:
Futures Contracts**	(21,355)	—	—		(21,355)
Total	$176,111,976	$599,999	$5,440		$176,717,415
*	Level 3 securities have a market value of zero.
**	Represents net unrealized appreciation (depreciation) as reported in the Fund’s Portfolio of Investments.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of January 31, 2014, the cost of investments (excluding investments in derivatives) was $138,276,441.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of January 31, 2014, were as follows:

Gross unrealized:
Appreciation	$45,200,995
Depreciation	(6,738,666)
Net unrealized appreciation (depreciation) of investments	$38,462,329

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	Investment, or a portion of investment, is out on loan. The total value of investments out on loan at the end of the reporting period was $35,352,731.

(4)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board of Directors. For fair value measurement disclosure purposes, investment classified as Level 3.

(5)	A copy of the most recent financial statements for the exchange-traded funds in which the Fund invests can be obtained from the Securities and Exchange Commission on its website at http://www.sec.gov.

(6)	The rate shown is the annualized seven-day effective yield as of the end of the reporting period.

(7)	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The Fund maintains collateral equal to at least 102% of the fair value of the securities loaned. The cash collateral received by the Fund is invested in this money market fund.

(8)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(9)	Investment, or portion of investment, segregated as collateral for investments in derivatives.

N/A	Not applicable.

REIT	Real Estate Investment Trust.

Reg S	Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.

110	Nuveen Investments

Nuveen Large Cap Select Fund

Portfolio of Investments January 31, 2014 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 109.1%

	COMMON STOCKS – 98.3%

	Aerospace & Defense – 1.9%

6,269	Boeing Company	$785,255

	Airlines – 1.2%

15,696	Delta Air Lines, Inc.	480,455

	Automobiles – 1.0%

4,946	Daimler AG, (2)	414,772

	Biotechnology – 3.1%

3,361	Celgene Corporation, (3)	510,637

9,334	Gilead Sciences, Inc., (2), (3)	752,787
	Total Biotechnology	1,263,424

	Capital Markets – 2.8%

18,433	Invesco LTD	612,897

18,206	Morgan Stanley	537,259
	Total Capital Markets	1,150,156

	Chemicals – 2.6%

12,706	Dow Chemical Company	578,250

2,683	PPG Industries, Inc.	489,272
	Total Chemicals	1,067,522

	Commercial Banks – 5.3%

21,728	Barclays PLC	388,931

11,252	BNP Paribas SA, (2)	437,365

23,013	Fifth Third Bancorp.	483,733

74,441	Lloyds TSB Group PLC, (2), (3)	407,937

41,855	Regions Financial Corporation	425,665
	Total Commercial Banks	2,143,631

	Commercial Services & Supplies – 1.5%

23,842	Pitney Bowes Inc.	600,342

	Computers & Peripherals – 6.7%

3,152	Apple, Inc.	1,577,891

19,098	Hewlett-Packard Company	553,842

6,673	Western Digital Corporation	575,012
	Total Computers & Peripherals	2,706,745

	Construction & Engineering – 1.1%

6,066	Fluor Corporation	460,773

Nuveen Investments	111

Nuveen Large Cap Select Fund (continued)

Portfolio of Investments January 31, 2014 (Unaudited)

Shares	Description (1)	Value

	Diversified Financial Services – 4.9%

57,031	Bank of America Corporation	$955,269

18,603	JPMorgan Chase & Co.	1,029,862
	Total Diversified Financial Services	1,985,131

	Diversified Telecommunication Services – 1.1%

9,356	Verizon Communications Inc.	449,275

	Electrical Equipment – 3.6%

5,889	Eaton Corporation PLC	430,427

8,017	Emerson Electric Company	528,641

4,505	Rockwell Automation, Inc., (2)	517,354
	Total Electrical Equipment	1,476,422

	Energy Equipment & Services – 1.2%

5,692	Schlumberger Limited	498,448

	Food & Staples Retailing – 1.8%

10,771	CVS Caremark Corporation	729,412

	Health Care Equipment & Supplies – 3.4%

29,370	Boston Scientific Corporation, (3)	397,376

7,607	Saint Jude Medical Inc.	461,973

6,653	Stryker Corporation	516,273
	Total Health Care Equipment & Supplies	1,375,622

	Health Care Providers & Services – 2.9%

5,257	CIGNA Corporation	453,732

4,100	McKesson HBOC Inc.	715,081
	Total Health Care Providers & Services	1,168,813

	Hotels, Restaurants & Leisure – 1.1%

9,202	Marriott International, Inc., Class A, (2)	453,659

	Household Durables – 2.8%

8,562	Jarden Corporation, (3)	517,573

4,312	Mohawk Industries Inc., (3)	613,080
	Total Household Durables	1,130,653

	Industrial Conglomerates – 2.6%

5,546	Carlisle Companies Inc.	413,343

8,733	Danaher Corporation	649,648
	Total Industrial Conglomerates	1,062,991

	Insurance – 2.9%

11,875	Lincoln National Corporation	570,356

7,407	Prudential Financial, Inc.	625,077
	Total Insurance	1,195,433

112	Nuveen Investments

Shares	Description (1)	Value

	Internet & Catalog Retail – 1.2%

436	priceline.com Incorporated, (2), (3)	$499,172

	Internet Software & Services – 3.7%

1,254	Google Inc., Class A, (3)	1,480,936

	IT Services – 1.9%

10,000	MasterCard, Inc., Class A	756,800

	Leisure Equipment & Products – 2.3%

9,709	Brunswick Corporation	402,535

4,342	Polaris Industries Inc., (2)	543,618
	Total Leisure Equipment & Products	946,153

	Life Sciences Tools & Services – 0.9%

6,406	Agilent Technologies, Inc.	372,509

	Machinery – 1.4%

7,293	Illinois Tool Works, Inc.	575,199

	Media – 4.9%

16,400	Comcast Corporation, Class A	892,980

3,023	Liberty Media Corporation, (3)	397,797

5,113	Time Warner Cable, Class A	681,410
	Total Media	1,972,187

	Multiline Retail – 2.4%

8,035	Kohl’s Corporation, (2)	406,812

10,253	Macy’s, Inc.	545,460
	Total Multiline Retail	952,272

	Multi-Utilities – 1.1%

4,953	Sempra Energy	459,193

	Oil, Gas & Consumable Fuels – 6.5%

6,541	Anadarko Petroleum Corporation	527,793

8,458	Cabot Oil & Gas Corporation, (2)	338,151

2,960	Exxon Mobil Corporation	272,794

6,815	Occidental Petroleum Corporation	596,790

2,556	Pioneer Natural Resources Company	432,782

9,479	Valero Energy Corporation	484,377
	Total Oil, Gas & Consumable Fuels	2,652,687

	Paper & Forest Products – 1.1%

9,217	International Paper Company	440,020

	Pharmaceuticals – 2.8%

37,956	Pfizer Inc.	1,153,862

Nuveen Investments	113

Nuveen Large Cap Select Fund (continued)

Portfolio of Investments January 31, 2014 (Unaudited)

Shares	Description (1)	Value

	Professional Services – 0.9%

4,427	Manpower Inc.	$344,863

	Software – 6.2%

10,499	Adobe Systems Incorporated, (3)	621,436

10,146	Autodesk, Inc., (3)	519,983

36,811	Microsoft Corporation	1,393,296
	Total Software	2,534,715

	Specialty Retail – 4.5%

12,970	Best Buy Co., Inc., (2)	305,314

9,592	Foot Locker, Inc.	370,251

15,190	Lowe’s Companies, Inc.	703,145

34,073	Staples, Inc., (2)	448,401
	Total Specialty Retail	1,827,111

	Textiles, Apparel & Luxury Goods – 1.0%

5,419	Deckers Outdoor Corporation, (3)	422,410
	Total Common Stocks (cost $33,663,045)	39,989,023

Shares	Description (1)	Value

	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 10.8%

	Money Market Funds – 10.8%

4,384,900	Mount Vernon Securities Lending Prime Portfolio, 0.173%, (4), (5)	$4,384,900
	Total Investments Purchased with Collateral from Securities Lending (cost $4,384,900)	4,384,900
	Total Long-Term Investments (cost $38,047,945)	44,373,923

Shares	Description (1)	Value

	SHORT-TERM INVESTMENTS – 1.1%

	Money Market Funds – 1.1%

449,196	First American Treasury Obligations Fund, Class Z, 0.000%, (4)	$449,196
	Total Short-Term Investments (cost $449,196)	449,196
	Total Investments (cost $38,497,141) – 110.2%	44,823,119
	Other Assets Less Liabilities – (10.2)%	(4,147,910)
	Net Assets – 100%	$40,675,209

114	Nuveen Investments

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$39,989,023	$—	$—	$39,989,023
Investments Purchased with Collateral from Securities Lending	4,384,900	—	—	4,384,900
Short-Term Investments:
Money Market Funds	449,196	—	—	449,196
Total	$44,823,119	$—	$—	$44,823,119

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset values of the Fund.

As of January 31, 2014, the cost of investments was $38,593,210.

Gross unrealized appreciation and gross unrealized depreciation of investments as of January 31, 2014, were as follows:

Gross unrealized:
Appreciation	$6,645,302
Depreciation	(415,393)
Net unrealized appreciation (depreciation) of investments	$6,229,909

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Investment, or a portion of investment, is out on loan for securities lending. The total value of securities out on loan as of the end of the reporting period was $4,209,007.

(3)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(4)	The rate shown is the annualized seven-day effective yield as of the end of the reporting period.

(5)	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The Fund maintains collateral equal to at least 102% of the fair value of the securities loaned. The cash collateral received by the Fund is invested in this money market fund.

Nuveen Investments	115

Nuveen Small Cap Select Fund

Portfolio of Investments January 31, 2014 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 112.9%

	COMMON STOCKS – 97.6%

	Aerospace & Defense – 1.4%

239,039	Orbital Sciences Corporation, (2)	$5,844,504

	Automobiles – 1.0%

84,260	Thor Industries, Inc.	4,328,436

	Biotechnology – 3.8%

37,815	Acadia Pharmaceuticals, Inc., (2), (3)	881,090

12,536	Aegerion Pharmaceuticals Inc., (2)	751,909

20,232	Alnylam Pharmaceuticals, Inc., (2)	1,692,609

50,043	Celldex Therapeutics, Inc., (2)	1,290,109

57,864	Cepheid, Inc., (2), (3)	3,058,691

42,696	Cubist Pharmaceuticals Inc., (2)	3,120,651

2,640	Intercept Pharmaceuticals Inc., (2)	794,323

26,021	Intermune, Inc., (2)	347,380

40,199	ISIS Pharmaceuticals, Inc., (2), (3)	2,052,561

32,375	NPS Pharmaceuticals, Inc., (2)	1,158,378

8,705	Puma Biotechnology Inc , (2)	1,029,018
	Total Biotechnology	16,176,719

	Capital Markets – 4.1%

113,004	Evercore Partners Inc., Class A, (3)	6,310,143

518,857	Pennantpark Investment Corporation	5,873,461

78,280	Waddell & Reed Financial, Inc., Class A, (3)	5,074,110
	Total Capital Markets	17,257,714

	Chemicals – 1.0%

163,009	Chemtura Corporation, (2)	4,088,266

	Commercial Banks – 7.2%

110,568	Banner Corporation	4,072,219

358,897	Cardinal Financial Corporation, (3)	6,119,194

237,108	East West Bancorp Inc.	7,933,634

239,189	Glacier Bancorp, Inc., (3)	6,321,765

100,038	Texas Capital BancShares, Inc., (2), (3)	5,949,260
	Total Commercial Banks	30,396,072

	Communications Equipment – 2.6%

370,866	JDS Uniphase Corporation, (2)	4,928,809

138,918	Plantronics Inc.	5,963,750
	Total Communications Equipment	10,892,559

116	Nuveen Investments

Shares	Description (1)	Value

	Construction & Engineering – 3.3%

167,286	MasTec Inc., (2), (3)	$6,012,259

102,194	Primoris Services Corporation	3,246,703

217,183	Tutor Perini Corporation, (2)	4,908,336
	Total Construction & Engineering	14,167,298

	Distributors – 1.8%

44,190	Core-Mark Holding Company, Inc.	3,342,974

78,718	Pool Corporation	4,264,941
	Total Distributors	7,607,915

	Diversified Consumer Services – 1.2%

84,175	Capella Education Company	5,251,678

	Electric Utilities – 1.1%

122,041	UIL Holdings Corporation	4,719,325

	Electrical Equipment – 1.5%

83,322	Regal-Beloit Corporation	6,173,327

	Electronic Equipment & Instruments – 1.3%

313,498	Newport Corporation, (2)	5,686,854

	Energy Equipment & Services – 1.9%

83,574	Atwood Oceanics Inc., (2)	3,961,408

548,307	Parker Drilling Company, (2)	4,079,404
	Total Energy Equipment & Services	8,040,812

	Food Products – 3.2%

646,063	SunOpta, Inc., (2), (3)	6,040,689

112,155	Treehouse Foods Inc., (2)	7,384,285
	Total Food Products	13,424,974

	Gas Utilities – 1.0%

90,968	Atmos Energy Corporation, (3)	4,367,374

	Health Care Equipment & Supplies – 5.6%

75,487	Align Technology, Inc., (2)	4,485,438

115,449	Integra Lifesciences Holdings Corporation, (2), (3)	5,363,761

363,829	Merit Medical Systems, Inc., (2)	5,228,223

201,074	Nxstage Medical, Inc., (2)	2,603,908

167,217	Thoratec Corporation, (2)	5,842,562
	Total Health Care Equipment & Supplies	23,523,892

	Health Care Providers & Services – 2.4%

185,247	HealthSouth Corporation	5,764,887

80,562	Mednax Inc., (2), (3)	4,482,470
	Total Health Care Providers & Services	10,247,357

Nuveen Investments	117

Nuveen Small Cap Select Fund (continued)

Portfolio of Investments January 31, 2014 (Unaudited)

Shares	Description (1)	Value

	Hotels, Restaurants & Leisure – 2.4%

137,141	Life Time Fitness Inc., (2), (3)	$5,644,724

186,281	Texas Roadhouse, Inc.	4,517,314
	Total Hotels, Restaurants & Leisure	10,162,038

	Household Durables – 2.7%

153,245	Meritage Corporation, (2)	7,443,110

225,331	Tri Pointe Homes, Incorporated, (2), (3)	3,974,839
	Total Household Durables	11,417,949

	Insurance – 3.3%

231,240	American Equity Investment Life Holding Company, (3)	5,075,718

300,814	CNO Financial Group Inc.	5,095,789

358,753	Maiden Holdings, Ltd	3,939,108
	Total Insurance	14,110,615

	Internet Software & Services – 4.0%

150,822	Constant Contact Inc., (2)	4,073,702

18,730	CoStar Group, Inc., (2)	3,222,309

105,457	Perficient, Inc., (2)	2,165,032

154,759	Web.com, Inc., (2)	5,230,854

24,873	Zillow Inc, (2), (3)	2,042,073
	Total Internet Software & Services	16,733,970

	IT Services – 2.1%

160,726	Euronet Worldwide, Inc., (2)	6,888,716

101,099	Sykes Enterprises Inc., (2)	2,119,035
	Total IT Services	9,007,751

	Leisure Equipment & Products – 1.3%

129,628	Brunswick Corporation	5,374,377

	Machinery – 3.7%

145,079	Actuant Corporation, Class A	4,964,603

199,337	Altra Industrial Motion, Inc., (3)	6,251,208

170,988	Harsco Corporation	4,341,385
	Total Machinery	15,557,196

	Metals & Mining – 0.7%

107,144	US Silica Holdings Inc.	3,173,605

	Oil, Gas & Consumable Fuels – 2.7%

134,195	Delek US Holdings Inc.	4,066,109

84,387	Energy XXI Ltd., (3)	1,936,682

128,344	Rosetta Resources, Inc., (2)	5,468,738
	Total Oil, Gas & Consumable Fuels	11,471,529

118	Nuveen Investments

Shares	Description (1)	Value

	Paper & Forest Products – 2.2%

54,837	Domtar Corporation	$5,890,042

189,625	Louisiana-Pacific Corporation, (2)	3,324,126
	Total Paper & Forest Products	9,214,168

	Pharmaceuticals – 1.0%

41,670	Salix Pharmaceuticals Limited, (2), (3)	4,056,158

	Professional Services – 1.9%

335,734	CBIZ Inc., (2), (3)	2,887,312

209,992	TrueBlue Inc., (2)	5,151,104
	Total Professional Services	8,038,416

	Real Estate Investment Trust – 6.3%

177,708	Chesapeake Lodging Trust	4,327,190

290,115	CubeSmart	4,781,095

63,271	EastGroup Properties Inc., (3)	3,754,501

163,887	LaSalle Hotel Properties	5,041,164

628,445	MFA Mortgage Investments, Inc.	4,581,364

53,996	PS Business Parks Inc.	4,242,466
	Total Real Estate Investment Trust	26,727,780

	Road & Rail – 1.3%

256,703	Swift Transportation Company, (2), (3)	5,596,125

	Semiconductors & Equipment – 2.5%

575,067	Integrated Device Technology, Inc., (2)	5,549,397

172,061	MKS Instruments Inc.	5,184,198
	Total Semiconductors & Equipment	10,733,595

	Software – 5.6%

75,796	Aspen Technology Inc., (2)	3,454,024

74,954	Fleetmatics Group Limited, (2), (3)	2,998,910

123,111	Infoblox, Incorporated, (2)	4,318,734

128,895	Parametric Technology Corporation, (2)	4,598,974

182,130	Synchronoss Technologies, Inc., (2), (3)	4,855,586

20,927	Ultimate Software Group, Inc., (2)	3,415,914
	Total Software	23,642,142

	Specialty Retail – 4.1%

144,642	Ann Inc., (2)	4,677,722

286,132	Ascena Retail Group Inc., (2)	5,367,835

61,928	Genesco Inc., (2)	4,348,584

160,057	Kirkland’s, Inc., (2)	3,013,873
	Total Specialty Retail	17,408,014

Nuveen Investments	119

Nuveen Small Cap Select Fund (continued)

Portfolio of Investments January 31, 2014 (Unaudited)

Shares	Description (1)	Value

	Textiles, Apparel & Luxury Goods – 1.4%

85,903	G III Apparel Group, Limited, (2)	$6,010,633

	Thrifts & Mortgage Finance – 1.8%

419,677	Everbank Financial Corporation	7,474,447

	Trading Companies & Distributors – 1.2%

179,021	MRC Global Inc., (2)	4,998,266
	Total Common Stocks (cost $322,263,456)	413,103,850

Shares	Description (1)	Value

	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 15.3%

	Money Market Funds – 15.3%

64,852,359	Mount Vernon Securities Lending Prime Portfolio, 0.173%, (4), (5)	$64,852,359
	Total Investments Purchased with Collateral from Securities Lending (cost $64,852,359)	64,852,359
	Total Long-Term Investments (cost $387,115,815)	477,956,209

Shares	Description (1)	Value

	SHORT-TERM INVESTMENTS – 1.5%

	Money Market Funds – 1.5%

6,385,064	First American Treasury Obligations Fund, Class Z, 0.000%, (4)	$6,385,064
	Total Short-Term Investments (cost $6,385,064)	6,385,064
	Total Investments (cost $393,500,879) – 114.4%	484,341,273
	Other Assets Less Liabilities – (14.4)%	(60,871,185)
	Net Assets – 100%	$423,470,088

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

120	Nuveen Investments

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$413,103,850	$—	$—	$413,103,850
Investments Purchased with Collateral from Securities Lending	64,852,359	—	—	64,852,359
Short-Term Investments:
Money Market Funds	6,385,064	—	—	6,385,064
Total	$484,341,273	$—	$—	$484,341,273

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset values of the Fund.

As of January 31, 2014, the cost of investments was $396,156,998.

Gross unrealized appreciation and gross unrealized depreciation of investments as of January 31, 2014, were as follows:

Gross unrealized:
Appreciation	$95,767,879
Depreciation	(7,583,604)
Net unrealized appreciation (depreciation) of investments	$88,184,275

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	Investment, or a portion of investment, is out on loan for securities lending. The total value of securities out on loan as of the end of the reporting period was $62,830,235.

(4)	The rate shown is the annualized seven-day effective yield as of the end of the reporting period.

(5)	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The Fund maintains collateral equal to at least 102% of the fair value of the securities loaned. The cash collateral received by the Fund is invested in this money market fund.

Nuveen Investments	121

Nuveen Dividend Value Fund

Portfolio of Investments January 31, 2014 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 110.6%

	COMMON STOCKS – 99.0%

	Aerospace & Defense – 2.0%

136,283	General Dynamics Corporation	$13,806,831

165,214	United Technologies Corporation	18,837,700
	Total Aerospace & Defense	32,644,531

	Capital Markets – 2.5%

654,680	Morgan Stanley	19,319,607

315,924	State Street Corporation	21,151,112
	Total Capital Markets	40,470,719

	Chemicals – 4.4%

438,082	Dow Chemical Company	19,937,112

225,550	LyondellBasell Industries NV	17,764,318

109,955	PPG Industries, Inc.	20,051,394

109,772	Praxair, Inc., (2)	13,690,764
	Total Chemicals	71,443,588

	Commercial Banks – 6.4%

280,527	BankUnited Inc.	8,724,390

211,790	Comerica Incorporated	9,699,982

213,209	Community Bank System Inc., (2)	7,590,240

915,039	Fifth Third Bancorp.	19,234,120

148,523	M&T Bank Corporation, (2)	16,561,800

132,166	PNC Financial Services Group, Inc.	10,557,420

1,235,904	Regions Financial Corporation	12,569,144

524,429	SunTrust Banks, Inc.	19,414,362
	Total Commercial Banks	104,351,458

	Communications Equipment – 1.0%

1,375,539	Ericsson LM Telefonaktiebolaget	16,905,374

	Computers & Peripherals – 2.9%

44,011	Apple, Inc.	22,031,907

851,906	Hewlett-Packard Company	24,705,274
	Total Computers & Peripherals	46,737,181

	Consumer Finance – 2.0%

232,835	Capital One Financial Corporation	16,440,479

692,130	SLM Corporation	15,752,879
	Total Consumer Finance	32,193,358

122	Nuveen Investments

Shares	Description (1)	Value

	Diversified Financial Services – 7.0%

2,886,720	Bank of America Corporation	$48,352,559

833,802	Citigroup Inc.	39,547,229

465,719	JP Morgan Chase & Co.	25,782,204
	Total Diversified Financial Services	113,681,992

	Diversified Telecommunication Services – 2.0%

445,401	CenturyLink Inc., (2)	12,854,273

229,563	Verizon Communications Inc., (2)	11,023,615

1,175,118	Windstream Holdings Inc., (2)	8,789,883
	Total Diversified Telecommunication Services	32,667,771

	Electric Utilities – 2.8%

274,017	Exelon Corporation, (2)	7,946,493

186,463	Pinnacle West Capital Corporation	9,813,548

453,430	PPL Corporation	13,861,355

442,973	Westar Energy Inc., (2)	14,693,414
	Total Electric Utilities	46,314,810

	Electrical Equipment – 4.3%

346,578	Eaton PLC	25,331,386

222,434	Emerson Electric Company	14,667,298

272,655	Regal-Beloit Corporation	20,201,009

83,008	Rockwell Automation, Inc., (2)	9,532,639
	Total Electrical Equipment	69,732,332

	Energy Equipment & Services – 0.5%

119,477	Oceaneering International Inc.	8,142,358

	Food & Staples Retailing – 1.3%

364,293	Walgreen Co.	20,892,204

	Food Products – 1.6%

394,477	ConAgra Foods, Inc.	12,540,424

366,116	Unilever PLC, ADR	13,670,771
	Total Food Products	26,211,195

	Health Care Equipment & Supplies – 1.7%

280,540	Covidien PLC	19,144,050

107,988	Stryker Corporation	8,379,869
	Total Health Care Equipment & Supplies	27,523,919

	Health Care Providers & Services – 1.4%

308,942	UnitedHealth Group Incorporated, (2)	22,330,328

	Hotels, Restaurants & Leisure – 1.0%

416,898	Carnival Corporation, ADR, (2)	16,338,233

Nuveen Investments	123

Nuveen Dividend Value Fund (continued)

Portfolio of Investments January 31, 2014 (Unaudited)

Shares	Description (1)	Value

	Household Durables – 0.8%

104,428	Whirlpool Corporation	$13,920,252

	Household Products – 2.6%

565,795	Procter & Gamble Company	43,351,212

	Industrial Conglomerates – 3.9%

2,506,264	General Electric Company	62,982,413

	Insurance – 4.3%

485,795	Hartford Financial Services Group, Inc.	16,152,684

268,955	Lincoln National Corporation	12,917,909

293,030	Prudential Financial, Inc.	24,728,802

522,138	Unum Group	16,812,844
	Total Insurance	70,612,239

	Leisure Equipment & Products – 2.6%

382,726	Hasbro, Inc.	18,799,501

194,959	Polaris Industries Inc., (2)	24,408,867
	Total Leisure Equipment & Products	43,208,368

	Machinery – 1.9%

194,534	Dover Corporation, (2)	16,838,863

446,690	Xylem Inc.	14,901,578
	Total Machinery	31,740,441

	Media – 0.7%

416,388	Cinemark Holdings Inc.	12,204,332

	Multiline Retail – 0.6%

186,370	Kohl’s Corporation, (2)	9,435,913

	Multi-Utilities – 0.9%

539,974	CMS Energy Corporation	15,005,877

	Oil, Gas & Consumable Fuels – 11.8%

280,856	Anadarko Petroleum Corporation	22,662,271

372,565	Chevron Corporation	41,589,430

158,921	ConocoPhillips	10,321,919

395,820	Enbridge Energy Partners LP	11,629,192

236,168	Exxon Mobil Corporation	21,765,243

242,585	Golar LNG, Limited, (2)	8,614,193

370,275	Linn Energy LLC, (2)	12,152,426

250,636	Marathon Oil Corporation	8,218,354

326,056	Occidental Petroleum Corporation	28,552,724

516,670	Spectra Energy Corporation, (2)	18,574,287

165,096	Williams Partners LP	8,271,310
	Total Oil, Gas & Consumable Fuels	192,351,349

124	Nuveen Investments

Shares	Description (1)	Value

	Pharmaceuticals – 9.5%

251,242	AstraZeneca PLC, Sponsored ADR	$15,953,867

402,897	GlaxoSmithKline PLC, (2)	20,765,311

280,277	Johnson & Johnson	24,796,106

707,542	Merck & Company Inc.	37,478,500

1,857,781	Pfizer Inc.	56,476,541
	Total Pharmaceuticals	155,470,325

	Real Estate Investment Trust – 3.7%

175,449	Liberty Property Trust	6,386,344

1,515,625	MFA Mortgage Investments, Inc.	11,048,906

110,235	Mid-America Apartment Communities	7,114,567

222,112	National Retail Properties, Inc.	7,374,118

503,286	Redwood Trust Inc., (2)	9,411,448

635,555	Starwood Property Trust Inc.	19,193,761
	Total Real Estate Investment Trust	60,529,144

	Semiconductors & Equipment – 2.5%

889,965	Intel Corporation	21,839,741

340,347	Maxim Integrated Products, Inc.	10,298,900

200,797	Texas Instruments Incorporated	8,513,793
	Total Semiconductors & Equipment	40,652,434

	Software – 3.0%

555,038	CA Inc.	17,805,619

448,237	Microsoft Corporation	16,965,770

637,299	Symantec Corporation	13,644,572
	Total Software	48,415,961

	Specialty Retail – 2.8%

693,376	Best Buy Co., Inc.	16,322,071

290,735	Lowe’s Companies, Inc.	13,458,123

1,243,015	Staples, Inc., (2)	16,358,077
	Total Specialty Retail	46,138,271

	Tobacco – 1.6%

396,399	Altria Group, Inc.	13,961,173

153,318	Philip Morris International	11,980,269
	Total Tobacco	25,941,442

	Wireless Telecommunication Services – 1.0%

434,725	Vodafone Group PLC, Sponsored ADR	16,110,909
	Total Common Stocks (cost $1,184,634,865)	1,616,652,233

Nuveen Investments	125

Nuveen Dividend Value Fund (continued)

Portfolio of Investments January 31, 2014 (Unaudited)

Shares	Description (1)	Value

	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 11.6%

	Money Market Funds – 11.6%

189,595,817	Mount Vernon Securities Lending Prime Portfolio, 0.173%, (3), (4)	$189,595,817
	Total Investments Purchased with Collateral from Securities Lending (cost $189,595,817)	189,595,817
	Total Long-Term Investments (cost $1,374,230,682)	1,806,248,050

Shares	Description (1)	Value

	SHORT-TERM INVESTMENTS – 1.2%

	Money Market Funds – 1.2%

19,507,535	First American Treasury Obligations Fund, Class Z, 0.000%, (3)	$19,507,535
	Total Short-Term Investments (cost $19,507,535)	19,507,535
	Total Investments (cost $1,393,738,217) – 111.8%	1,825,755,585
	Other Assets Less Liabilities – (11.8)%	(192,878,604)
	Net Assets – 100%	$1,632,876,981

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$1,616,652,233	$—	$—	$1,616,652,233
Investments Purchased with Collateral from Securities Lending	189,595,817	—	—	189,595,817
Short-Term Investments:
Money Market Funds	19,507,535	—	—	19,507,535
Total	$1,825,755,585	$—	$—	$1,825,755,585

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of January 31, 2014, the cost of investments was $1,396,735,492.

126	Nuveen Investments

Gross unrealized appreciation and gross unrealized depreciation of investments as of January 31, 2014, were as follows:

Gross unrealized:
Appreciation	$444,056,801
Depreciation	(15,036,708)
Net unrealized appreciation (depreciation) of investments	$429,020,093

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Investment, or a portion of investment, is out on loan for securities lending. The total value of securities out on loan as of the end of the reporting period was $182,678,764.

(3)	The rate shown is the annualized seven-day effective yield as of the end of the reporting period.

(4)	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The Fund maintains collateral equal to at least 102% of the fair value of the securities loaned. The cash collateral received by the Fund is invested in this money market fund.

ADR	American Depositary Receipt.

Nuveen Investments	127

Nuveen Mid Cap Value Fund

Portfolio of Investments January 31, 2014 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 120.5%

	COMMON STOCKS – 99.2%

	Airlines – 2.9%

81,255	Delta Air Lines, Inc.	$2,487,216

80,114	Southwest Airlines Co.	1,678,388
	Total Airlines	4,165,604

	Auto Components – 0.9%

65,474	Dana Holding Corporation, (2)	1,238,768

	Building Products – 1.0%

64,658	Masco Corporation	1,368,163

	Capital Markets – 3.7%

85,930	Invesco LTD	2,857,173

47,273	Raymond James Financial Inc.	2,406,668
	Total Capital Markets	5,263,841

	Commercial Banks – 7.1%

64,604	East West Bancorp Inc.	2,161,650

113,369	Fifth Third Bancorp.	2,383,016

185,360	Regions Financial Corporation	1,885,111

41,010	Wintrust Financial Corporation, (2)	1,797,468

66,513	Zions Bancorporation, (2)	1,912,249
	Total Commercial Banks	10,139,494

	Commercial Services & Supplies – 1.0%

57,032	Pitney Bowes Inc.	1,436,066

	Computers & Peripherals – 2.6%

27,486	SanDisk Corporation, (2)	1,911,651

20,714	Western Digital Corporation	1,784,925
	Total Computers & Peripherals	3,696,576

	Consumer Finance – 1.4%

86,484	SLM Corporation	1,968,376

	Electric Utilities – 1.0%

33,128	Northeast Utilities	1,451,006

	Electrical Equipment – 2.2%

22,414	Regal-Beloit Corporation	1,660,653

12,497	Rockwell Automation, Inc., (2)	1,435,155
	Total Electrical Equipment	3,095,808

128	Nuveen Investments

Shares	Description (1)	Value

	Energy Equipment & Services – 1.3%

24,847	FMC Technologies Inc., (2), (3)	$1,228,436

10,347	Oceaneering International Inc.	705,148
	Total Energy Equipment & Services	1,933,584

	Food Products – 1.1%

19,302	Green Mountain Coffee Inc., (2)	1,563,462

	Health Care Equipment & Supplies – 2.6%

131,487	Boston Scientific Corporation, (3)	1,779,019

31,178	Saint Jude Medical Inc.	1,893,440
	Total Health Care Equipment & Supplies	3,672,459

	Health Care Providers & Services – 4.3%

26,334	Cardinal Health, Inc.	1,791,239

18,574	CIGNA Corporation	1,603,122

21,841	HCA Holdings Inc., (3)	1,097,947

20,700	Universal Health Services, Inc., Class B	1,697,814
	Total Health Care Providers & Services	6,190,122

	Hotels, Restaurants & Leisure – 5.0%

27,406	Darden Restaurants, Inc., (2)	1,354,953

23,516	Jack in the Box Inc., Term Loan, (3)	1,189,204

31,772	Marriott International, Inc., Class A, (2)	1,566,360

62,460	Royal Caribbean Cruises Limited	3,098,016
	Total Hotels, Restaurants & Leisure	7,208,533

	Household Durables – 2.7%

29,786	Jarden Corporation, (3)	1,800,564

14,851	Mohawk Industries Inc., (3)	2,111,515
	Total Household Durables	3,912,079

	Independent Power Producers & Energy Traders – 1.3%

68,922	NRG Energy Inc., (2)	1,919,478

	Industrial Conglomerates – 1.7%

32,325	Carlisle Companies Inc.	2,409,182

	Insurance – 8.4%

108,337	CNO Financial Group Inc.	1,835,229

42,661	Endurance Specialty Holdings Limited, (2)	2,235,010

86,771	Hartford Financial Services Group, Inc.	2,885,136

43,822	Lincoln National Corporation	2,104,771

91,250	Unum Group	2,938,250
	Total Insurance	11,998,396

	Internet Software & Services – 1.1%

32,892	AOL Inc., (2), (3)	1,515,663

Nuveen Investments	129

Nuveen Mid Cap Value Fund (continued)

Portfolio of Investments January 31, 2014 (Unaudited)

Shares	Description (1)	Value

	Leisure Equipment & Products – 1.8%

28,581	Brunswick Corporation	$1,184,968

11,356	Polaris Industries Inc.	1,421,771
	Total Leisure Equipment & Products	2,606,739

	Life Sciences Tools & Services – 1.4%

35,625	Agilent Technologies, Inc.	2,071,594

	Machinery – 1.5%

40,082	Oshkosh Truck Corporation	2,170,039

	Media – 1.2%

13,462	Liberty Media Corporation, Class A, (3)	1,771,465

	Multiline Retail – 3.1%

50,571	Kohl’s Corporation, (2)	2,560,410

34,992	Macy’s, Inc.	1,861,574
	Total Multiline Retail	4,421,984

	Multi-Utilities – 2.8%

42,053	NiSource Inc.	1,445,362

28,445	Sempra Energy	2,637,136
	Total Multi-Utilities	4,082,498

	Oil, Gas & Consumable Fuels – 5.0%

26,026	Chesapeake Energy Corporation	700,360

23,058	Gulfport Energy Corporation, (3)	1,405,385

27,081	Noble Energy, Inc.	1,687,959

21,776	Oasis Petroleum Inc., (3)	910,455

87,907	Peabody Energy Corporation	1,498,814

17,556	Whiting Petroleum Corporation, (3)	1,024,919
	Total Oil, Gas & Consumable Fuels	7,227,892

	Paper & Forest Products – 3.7%

19,596	Domtar Corporation, (2)	2,104,806

32,582	International Paper Company	1,555,465

90,150	Louisiana-Pacific Corporation, (3)	1,580,330
	Total Paper & Forest Products	5,240,601

	Pharmaceuticals – 1.5%

32,596	Forest Laboratories, Inc., (3)	2,161,115

	Professional Services – 0.9%

17,375	Manpower Inc.	1,353,513

	Real Estate Investment Trust – 8.4%

137,883	Developers Diversified Realty Corporation, (2)	2,160,627

140,383	Host Hotels & Resorts Inc., (2)	2,581,643

91,135	Kimco Realty Corporation, (2)	1,905,633

230,608	MFA Mortgage Investments, Inc.	1,681,132

130	Nuveen Investments

Shares	Description (1)	Value

	Real Estate Investment Trust (continued)

19,837	SL Green Realty Corporation, (2)	$1,860,115

61,791	Starwood Property Trust Inc.	1,866,088
	Total Real Estate Investment Trust	12,055,238

	Road & Rail – 1.3%

88,007	Swift Transportation Company, (2), (3)	1,918,553

	Semiconductors & Equipment – 1.5%

92,158	Micron Technology, Inc., (3)	2,123,320

	Software – 2.4%

31,952	Autodesk, Inc., (3)	1,637,540

55,192	CA Inc.	1,770,559
	Total Software	3,408,099

	Specialty Retail – 5.7%

58,241	Best Buy Co., Inc.	1,370,993

45,706	Foot Locker, Inc.	1,764,252

22,347	Outerwall Inc., (2), (3)	1,437,136

271,409	Staples, Inc., (2)	3,571,742
	Total Specialty Retail	8,144,123

	Textiles, Apparel & Luxury Goods – 1.3%

24,633	Deckers Outdoor Corporation, (3)	1,920,142

	Thrifts & Mortgage Finance – 1.1%

90,793	Everbank Financial Corporation	1,617,023

	Water Utilities – 1.3%

45,269	American Water Works Company	1,927,102
	Total Common Stocks (cost $122,489,374)	142,367,700

Shares	Description (1)	Value

	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 21.3%

	Money Market Funds – 21.3%

30,553,309	Mount Vernon Securities Lending Prime Portfolio, 0.173%, (4), (5)	$30,553,309
	Total Investments Purchased with Collateral from Securities Lending (cost $30,553,309)	30,553,309
	Total Long-Term Investments (cost $153,042,683)	172,921,009

Shares	Description (1)	Value

	SHORT-TERM INVESTMENTS – 0.4%

	Money Market Funds – 0.4%

535,707	First American Treasury Obligations Fund, Class Z, 0.000%, (4)	$535,707
	Total Short-Term Investments (cost $535,707)	535,707
	Total Investments (cost $153,578,390) – 120.9%	173,456,716
	Other Assets Less Liabilities – (20.9)%	(30,029,087)
	Net Assets – 100%	$143,427,629

Nuveen Investments	131

Nuveen Mid Cap Value Fund (continued)

Portfolio of Investments January 31, 2014 (Unaudited)

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$142,367,700	$—	$—	$142,367,700
Investments Purchased with Collateral from Securities Lending	30,553,309	—	—	30,553,309
Short-Term Investments:
Money Market Funds	535,707	—	—	535,707
Total	$173,456,716	$—	$—	$173,456,716

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of January 31, 2014, the cost of investments was $153,723,838.

Gross unrealized appreciation and gross unrealized depreciation of investments as of January 31, 2014, were as follows:

Gross unrealized:
Appreciation	$21,662,637
Depreciation	(1,929,759)
Net unrealized appreciation (depreciation) of investments	$19,732,878

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Investment, or a portion of investment, is out on loan for securities lending. The total value of securities out on loan as of the end of the reporting period was $29,447,706.

(3)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(4)	The rate shown is the annualized seven-day effective yield as of the end of the reporting period.

(5)	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The Fund maintains collateral equal to at least 102% of the fair value of the securities loaned. The cash collateral received by the Fund is invested in this money market fund.

132	Nuveen Investments

Nuveen Small Cap Value Fund

Portfolio of Investments January 31, 2014 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 120.0%

	COMMON STOCKS – 99.0%

	Aerospace & Defense – 0.7%

11,500	Triumph Group Inc.	$786,830

	Auto Components – 1.3%

73,470	Dana Holding Corporation, (2)	1,390,052

	Automobiles – 1.0%

20,500	Thor Industries, Inc.	1,053,085

	Capital Markets – 4.1%

83,121	JMP Group Inc.	618,420

70,001	Manning & Napier Inc.	1,172,517

106,721	New Mountain Finance Corporation	1,577,336

88,052	Pennantpark Investment Corporation	996,749
	Total Capital Markets	4,365,022

	Chemicals – 2.2%

41,102	Chemtura Corporation, (3)	1,030,838

26,000	Minerals Technologies Inc.	1,343,680
	Total Chemicals	2,374,518

	Commercial Banks – 14.3%

44,200	Banner Corporation, (2)	1,627,886

96,500	Customers Bancorp Inc., (3)	1,957,020

56,000	East West Bancorp Inc.	1,873,760

39,000	Flushing Financial Corporation	801,060

54,500	Heartland Financial USA, Inc.	1,372,855

51,000	Renasant Corporation	1,468,290

10,000	SVB Financial Group, (3)	1,122,300

26,225	Texas Capital BancShares, Inc., (2), (3)	1,559,601

64,131	Webster Financial Corporation	1,945,735

36,000	Wintrust Financial Corporation, (2)	1,577,880
	Total Commercial Banks	15,306,387

	Commercial Services & Supplies – 0.7%

124,896	Acco Brands Corporation, (2), (3)	725,646

	Communications Equipment – 2.2%

72,493	Applied Optoelectronics Inc., (3)	988,080

30,750	Plantronics Inc.	1,320,098
	Total Communications Equipment	2,308,178

Nuveen Investments	133

Nuveen Small Cap Value Fund (continued)

Portfolio of Investments January 31, 2014 (Unaudited)

Shares	Description (1)	Value

	Construction & Engineering – 3.1%

47,125	Emcor Group Inc.	$2,003,280

60,000	Tutor Perini Corporation, (3)	1,356,000
	Total Construction & Engineering	3,359,280

	Construction Materials – 1.2%

113,589	Headwater Inc., (3)	1,263,110

	Diversified Financial Services – 1.2%

51,500	PHH Corporation, (2), (3)	1,249,905

	Diversified Telecommunication Services – 1.3%

125,000	Premiere Global Services, Inc., (3)	1,362,500

	Electric Utilities – 2.6%

35,568	El Paso Electric Company	1,295,742

39,500	UIL Holdings Corporation, (2)	1,527,465
	Total Electric Utilities	2,823,207

	Electrical Equipment – 2.5%

38,287	Babcock & Wilcox Company	1,312,478

18,700	Regal-Beloit Corporation	1,385,483
	Total Electrical Equipment	2,697,961

	Electronic Equipment & Instruments – 1.6%

121,869	Vishay Intertechnology Inc., (2), (3)	1,654,981

	Energy Equipment & Services – 2.8%

48,000	Basic Energy Services, Inc., (2), (3)	822,240

41,909	Matrix Service Company, (3)	1,101,369

42,182	Patterson-UTI Energy, Inc.	1,083,656
	Total Energy Equipment & Services	3,007,265

	Food & Staples Retailing – 0.8%

36,000	Spartan Stores, Inc.	813,240

	Gas Utilities – 1.2%

22,993	Southwest Gas Corporation, (2)	1,235,414

	Health Care Equipment & Supplies – 2.1%

237,000	Alphatec Holdings, Inc., (3)	514,290

14,661	Conmed Corporation	615,029

82,710	Nxstage Medical, Inc., (3)	1,071,095
	Total Health Care Equipment & Supplies	2,200,414

	Health Care Providers & Services – 3.0%

44,119	Hanger Orthopedic Group Inc., (3)	1,491,663

15,315	Medax Inc., (2), (3)	852,127

28,100	US Physical Therapy, Inc.	885,431
	Total Health Care Providers & Services	3,229,221

134	Nuveen Investments

Shares	Description (1)	Value

	Hotels, Restaurants & Leisure – 2.3%

22,000	Bob Evans Farms	$1,105,500

91,000	Einstein Noah Restaurant Group	1,388,660
	Total Hotels, Restaurants & Leisure	2,494,160

	Household Durables – 3.0%

55,000	La Z Boy Inc.	1,480,600

18,000	Meritage Corporation, (3)	874,260

50,042	Tri Pointe Homes, Incorporated, (2), (3)	882,741
	Total Household Durables	3,237,601

	Insurance – 6.1%

82,178	American Equity Investment Life Holding Company, (2)	1,803,807

92,463	CNO Financial Group Inc.	1,566,323

24,000	Endurance Specialty Holdings Limited, (2)	1,257,360

65,735	Horace Mann Educators Corporation	1,834,007
	Total Insurance	6,461,497

	Internet Software & Services – 3.1%

37,500	Constant Contact Inc., (3)	1,012,875

77,000	Dice Holdings Inc., (3)	539,000

86,785	Perficient, Inc., (3)	1,781,696
	Total Internet Software & Services	3,333,571

	Leisure Equipment & Products – 0.4%

25,530	Malibu Boats Inc., Class A, (3)	453,158

	Machinery – 2.4%

21,884	Actuant Corporation	748,870

59,000	Altra Industrial Motion, Inc., (2)	1,850,240
	Total Machinery	2,599,110

	Metals & Mining – 1.8%

33,492	Commercial Metals Company	638,358

18,150	Kaiser Aluminum Corporation	1,267,052
	Total Metals & Mining	1,905,410

	Oil, Gas & Consumable Fuels – 3.9%

36,804	Bill Barrett Corporation, (2), (3)	1,030,880

33,067	Delek US Holdings Inc.	1,001,930

30,200	Energy XXI Limited Bermuda, (2)	693,090

33,256	Rosetta Resources, Inc., (3)	1,417,038
	Total Oil, Gas & Consumable Fuels	4,142,938

	Professional Services – 2.2%

70,000	Korn Ferry International, (3)	1,642,200

29,000	TrueBlue Inc., (3)	711,370
	Total Professional Services	2,353,570

Nuveen Investments	135

Nuveen Small Cap Value Fund (continued)

Portfolio of Investments January 31, 2014 (Unaudited)

Shares	Description (1)	Value

	Real Estate Investment Trust – 8.7%

78,000	Associated Estates Realty Corp.	$1,245,660

92,000	Brandywine Realty Trust, (2)	1,311,000

86,500	CubeSmart, (2)	1,425,520

27,100	Entertainment Properties Trust, (2)	1,384,268

142,189	Kite Realty Group Trust	917,119

50,000	LaSalle Hotel Properties	1,538,000

195,000	MFA Mortgage Investments, Inc.	1,421,550
	Total Real Estate Investment Trust	9,243,117

	Road & Rail – 2.4%

57,025	Celadon Group, Inc., (2)	1,184,980

40,500	Saia, Inc., (3)	1,363,230
	Total Road & Rail	2,548,210

	Semiconductors & Equipment – 4.4%

109,604	Cypress Semiconductor Corporation, (2)	1,100,424

107,898	Integrated Device Technology, Inc., (3)	1,041,216

34,226	MKS Instruments Inc.	1,031,229

187,000	TriQuint Semiconductor, Inc., (3)	1,552,100
	Total Semiconductors & Equipment	4,724,969

	Software – 0.8%

24,951	Parametric Technology Corporation, (3)	890,252

	Specialty Retail – 4.1%

35,000	Ann Inc., (3)	1,131,900

18,000	Genesco Inc., (3)	1,263,960

15,800	Group 1 Automotive Inc., (2)	965,854

21,477	Mens Wearhouse Inc.	1,031,755
	Total Specialty Retail	4,393,469

	Textiles, Apparel & Luxury Goods – 0.9%

61,000	Perry Ellis International, Inc., (2), (3)	955,870

	Thrifts & Mortgage Finance – 2.6%

87,500	Everbank Financial Corporation, (2)	1,558,375

16,500	WSFS Financial Corporation	1,184,700
	Total Thrifts & Mortgage Finance	2,743,075
	Total Common Stocks (cost $85,436,193)	105,686,193

Shares	Description (1)	Value

	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 21.0%

	Money Market Funds – 21.0%

22,449,803	Mount Vernon Securities Lending Prime Portfolio, 0.173%, (4), (5)	$22,449,803
	Total Investments Purchased with Collateral from Securities Lending (cost $22,449,803)	22,449,803
	Total Long-Term Investments (cost $107,885,996)	128,135,996

136	Nuveen Investments

Shares	Description (1)	Value

	SHORT-TERM INVESTMENTS – 1.1%

	Money Market Funds – 1.1%

1,147,513	First American Treasury Obligations Fund, Class Z, 0.000%, (4)	$1,147,513
	Total Short-Term Investments (cost $1,147,513)	1,147,513
	Total Investments (cost $109,033,509) – 121.1%	129,283,509
	Other Assets Less Liabilities – (21.1)%	(22,494,055)
	Net Assets – 100%	$106,789,454

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$105,686,193	$—	$—	$105,686,193
Investments Purchased with Collateral from Securities Lending	22,449,803	—	—	22,449,803
Short-Term Investments:
Money Market Funds	1,147,513	—	—	1,147,513
Total	$129,283,509	$—	$—	$129,283,509

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of January 31, 2014, the cost of investments was $109,073,131.

Gross unrealized appreciation and gross unrealized depreciation of investments as of January 31, 2014, were as follows:

Gross unrealized:
Appreciation	$22,053,155
Depreciation	(1,842,777)
Net unrealized appreciation (depreciation) of investments	$20,210,378

Nuveen Investments	137

Nuveen Small Cap Value Fund (continued)

Portfolio of Investments January 31, 2014 (Unaudited)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Investment, or a portion of investment, is out on loan for securities lending. The total value of securities out on loan as of the end of the reporting period was $21,416,076.

(3)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(4)	The rate shown is the annualized seven-day effective yield as of the end of the reporting period.

(5)	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The Fund maintains collateral equal to at least 102% of the fair value of the securities loaned. The cash collateral received by the Fund is invested in this money market fund.

138	Nuveen Investments

Nuveen Large Cap Growth Opportunities Fund

Portfolio of Investments January 31, 2014 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 118.1%

	COMMON STOCKS – 98.6%

	Aerospace & Defense – 3.0%

72,014	Boeing Company	$9,020,474

35,898	Precision Castparts Corporation	9,145,016
	Total Aerospace & Defense	18,165,490

	Airlines – 3.1%

273,403	Delta Air Lines, Inc.	8,368,866

80,841	Ryanair Holdings PLC, Sponsored ADR, (2)	3,819,737

303,091	Southwest Airlines Co.	6,349,756
	Total Airlines	18,538,359

	Auto Components – 1.2%

130,828	BorgWarner Inc., (3)	7,025,464

	Automobiles – 0.7%

69,899	Harley-Davidson, Inc., (3)	4,312,069

	Biotechnology – 7.1%

41,012	Biogen Idec Inc., (2)	12,821,992

57,984	Celgene Corporation, (2)	8,809,509

219,208	Gilead Sciences, Inc., (2), (3)	17,679,125

65,347	ISIS Pharmaceuticals, Inc., (2)	3,336,618
	Total Biotechnology	42,647,244

	Capital Markets – 1.8%

215,128	Charles Schwab Corporation, (3)	5,339,477

33,868	Goldman Sachs Group, Inc.	5,558,416
	Total Capital Markets	10,897,893

	Chemicals – 4.5%

58,546	Ecolab Inc.	5,886,215

67,886	Monsanto Company	7,233,253

40,776	PPG Industries, Inc.	7,435,911

67,835	WR Grace & Co., (2)	6,398,197
	Total Chemicals	26,953,576

	Computers & Peripherals – 2.8%

34,256	Apple, Inc.	17,148,554

	Consumer Finance – 1.5%

105,553	American Express Company	8,974,116

Nuveen Investments	139

Nuveen Large Cap Growth Opportunities Fund (continued)

Portfolio of Investments January 31, 2014 (Unaudited)

Shares	Description (1)	Value

	Diversified Financial Services – 0.9%

99,602	JPMorgan Chase & Co.	$5,513,967

	Energy Equipment & Services – 1.0%

87,297	Oceaneering International Inc.	5,949,291

	Food & Staples Retailing – 2.4%

87,485	Costco Wholesale Corporation	9,829,815

84,258	Whole Foods Market, Inc., (3)	4,403,323
	Total Food & Staples Retailing	14,233,138

	Health Care Providers & Services – 1.4%

48,012	McKesson HBOC Inc.	8,373,773

	Health Care Technology – 1.7%

20,985	AthenaHealth Inc., (2), (3)	3,093,189

127,040	Cerner Corporation, (2), (3)	7,227,306
	Total Health Care Technology	10,320,495

	Hotels, Restaurants & Leisure – 4.0%

115,047	Las Vegas Sands	8,803,396

129,369	Starbucks Corporation	9,200,723

78,485	Starwood Hotels & Resorts Worldwide, Inc.	5,863,614
	Total Hotels, Restaurants & Leisure	23,867,733

	Household Durables – 1.4%

138,018	Jarden Corporation, (2)	8,343,188

	Industrial Conglomerates – 1.4%

113,047	Danaher Corporation	8,409,566

	Internet & Catalog Retail – 5.5%

32,929	Amazon.com, Inc., (2)	11,811,303

10,929	NetFlix.com Inc., (2), (3)	4,473,568

11,544	priceline.com Incorporated, (2)	13,216,610

48,948	TripAdvisor Inc., (2)	3,778,296
	Total Internet & Catalog Retail	33,279,777

	Internet Software & Services – 10.5%

239,754	Facebook Inc., Class A, (2)	15,001,408

24,156	Google Inc., Class A, (2)	28,527,511

30,211	LinkedIn Corporation, Class A, (2)	6,501,709

197,850	Pandora Media, Inc., (2)	7,136,450

50,231	Twitter Inc., (2), (3)	3,239,900

36,016	Yelp Inc., (2)	2,735,415
	Total Internet Software & Services	63,142,393

	IT Services – 6.2%

28,677	Alliance Data Systems Corporation, (2), (3)	6,872,730

140	Nuveen Investments

Shares	Description (1)	Value

	IT Services (continued)

198,800	MasterCard, Inc., Class A	$15,045,184

71,538	Visa Inc., Class A, (3)	15,411,431
	Total IT Services	37,329,345

	Leisure Equipment & Products – 0.9%

42,395	Polaris Industries Inc., (3)	5,307,854

	Machinery – 4.2%

64,826	Cummins Inc.	8,231,605

83,987	Flowserve Corporation, (3)	6,074,780

81,776	Graco Inc.	5,682,614

68,407	Wabtec Corporation, (3)	5,049,121
	Total Machinery	25,038,120

	Media – 6.0%

112,044	CBS Corporation, Class B	6,579,224

81,340	Discovery Communications Inc., Class A, (2), (3)	6,489,305

94,252	Liberty Global PLC, Class A, (2), (3)	7,533,562

228,519	Twenty First Century Fox Inc., Class A	7,271,475

114,696	Walt Disney Company, (3)	8,328,077
	Total Media	36,201,643

	Multiline Retail – 1.0%

117,790	Dollar Tree Stores Inc., (2)	5,950,751

	Oil, Gas & Consumable Fuels – 2.3%

156,036	Cabot Oil & Gas Corporation	6,238,319

43,178	Pioneer Natural Resources Co.	7,310,899
	Total Oil, Gas & Consumable Fuels	13,549,218

	Pharmaceuticals – 4.3%

220,053	Bristol-Myers Squibb Company	10,996,048

139,770	Mylan Laboratories Inc., (2), (3)	6,346,956

171,811	Pfizer Inc.	5,223,054

24,145	Valeant Pharmaceuticals International, (2), (3)	3,275,028
	Total Pharmaceuticals	25,841,086

	Real Estate Investment Trust – 1.4%

101,291	American Tower Corporation (REIT)	8,192,416

	Road & Rail – 2.2%

76,318	J.B. Hunt Transports Serives Inc., (3)	5,727,666

42,811	Union Pacific Corporation	7,459,389
	Total Road & Rail	13,187,055

	Semiconductors & Equipment – 0.7%

96,098	ARM Holdings PLC, Sponsored ADR, (3)	4,427,235

Nuveen Investments	141

Nuveen Large Cap Growth Opportunities Fund (continued)

Portfolio of Investments January 31, 2014 (Unaudited)

Shares	Description (1)			Value

	Software – 8.2%

124,480	Adobe Systems Incorporated, (2)			$7,367,971

239,016	Microsoft Corporation			9,046,756

40,155	NetSuite Inc., (2)			4,223,503

126,175	Salesforce.com, Inc., (2), (3)			7,637,373

90,924	ServiceNow Inc., (2), (3)			5,767,309

84,998	Splunk Inc., (2), (3)			6,547,396

41,633	Tableau Software Inc., Class A, (2)			3,364,779

61,267	Workday Inc., Class A, (2), (3)			5,485,847
	Total Software			49,440,934

	Specialty Retail – 4.5%

83,482	CarMax, Inc., (2), (3)			3,765,873

61,239	Home Depot, Inc.			4,706,217

183,383	Lowe’s Companies, Inc.			8,488,798

98,045	TJX Companies, Inc.			5,623,861

69,105	Tractor Supply Company			4,596,174
	Total Specialty Retail			27,180,923

	Trading Companies & Distributors – 0.8%

20,508	W.W. Grainger, Inc., (3)			4,808,715
	Total Common Stocks (cost $403,601,253)			592,551,381

Shares	Description (1)	Coupon		Value

	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 19.5%

	Money Market Funds – 19.5%

117,483,914	Mount Vernon Securities Lending Prime Portfolio, (5)	0.173	% (4)	$117,483,914
	Total Investments Purchased with Collateral from Securities Lending (cost $117,483,914)			117,483,914
	Total Long-Term Investments (cost $521,085,167)			710,035,296

Shares	Description (1)	Coupon		Value

	SHORT-TERM INVESTMENTS – 0.9%

	Money Market Funds – 0.9%

5,474,108	First American Treasury Obligations Fund, Class Z	0.000	% (4)	$5,474,108
	Total Short-Term Investments (cost $5,474,108)			5,474,108
	Total Investments (cost $526,559,275) – 119.0%			715,509,403
	Other Assets Less Liabilities – (19.0)%			(114,337,298)
	Net Assets – 100%			$601,172,105

142	Nuveen Investments

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$592,551,381	$—	$—	$592,551,381
Investments Purchased with Collateral from Securities Lending	117,483,914	—	—	117,483,914
Short-Term Investments:
Money Market Funds	5,474,108	—	—	5,474,108
Total	$715,509,403	$—	$—	$715,509,403

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of January 31, 2014, the cost of investments was $527,134,762.

Gross unrealized appreciation and gross unrealized depreciation of investments as of January 31, 2014, were as follows:

Gross unrealized:
Appreciation	$190,516,450
Depreciation	(2,141,809)
Net unrealized appreciation (depreciation) of investments	$188,374,641

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	Investment, or portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $114,156,931.

(4)	The rate shown is the annualized seven-day effective yield as of the end of the reporting period.

(5)	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The Fund maintains collateral equal to at least 102% of the fair value of the securities loaned. The cash collateral received by the Fund is invested in this money market fund.

ADR	American Depositary Receipt.

REIT	Real Estate Investment Trust.

Nuveen Investments	143

Nuveen Mid Cap Growth Opportunities Fund

Portfolio of Investments January 31, 2014 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 125.7%

	COMMON STOCKS – 99.3%

	Airlines – 3.9%

697,592	Delta Air Lines, Inc.	$21,353,291

271,257	Ryanair Holdings PLC, Sponsored ADR, (2)	12,816,893

656,048	Southwest Airlines Co.	13,744,206
	Total Airlines	47,914,390

	Auto Components – 1.9%

428,703	BorgWarner Inc., (3)	23,021,351

	Automobiles – 1.5%

289,512	Harley-Davidson, Inc., (3)	17,859,995

	Beverages – 1.5%

269,075	Monster Beverage Corporation, (2)	18,270,193

	Biotechnology – 4.9%

153,599	Alexion Pharmaceuticals Inc., (2)	24,380,769

327,593	Grifols SA	12,975,959

199,712	ISIS Pharmaceuticals, Inc., (2), (3)	10,197,295

44,579	Regeneron Pharmaceuticals, Inc., (2), (3)	12,865,054
	Total Biotechnology	60,419,077

	Building Products – 1.3%

364,348	Fortune Brands Home & Security, Inc.	16,417,521

	Capital Markets – 5.8%

81,951	Affiliated Managers Group Inc., (2)	16,327,917

227,882	Evercore Partners Inc., Class A, (3)	12,724,931

337,166	Lazard Limited	14,417,218

254,123	LPL Investments Holdings Inc., (3)	13,603,204

479,754	TD Ameritrade Holding Corporation	14,992,313
	Total Capital Markets	72,065,583

	Chemicals – 3.8%

161,874	FMC Corporation, (3)	11,433,161

99,219	PPG Industries, Inc.	18,093,577

187,945	WR Grace & Co., (2)	17,726,972
	Total Chemicals	47,253,710

	Communications Equipment – 1.0%

113,396	F5 Networks, Inc., (2)	12,133,372

144	Nuveen Investments

Shares	Description (1)	Value

	Construction & Engineering – 1.1%

183,327	Chicago Bridge & Iron Company N.V.	$13,747,692

	Diversified Financial Services – 4.4%

286,835	CBOE Holdings Inc.	14,921,157

120,780	IntercontinentalExchange Group Inc.	25,217,656

194,858	Moody’s Corporation, (3)	14,532,510
	Total Diversified Financial Services	54,671,323

	Electrical Equipment – 4.1%

254,576	Ametek Inc.	12,581,146

179,124	Rockwell Automation, Inc., (3)	20,570,600

131,059	Roper Industries Inc., (3)	17,986,537
	Total Electrical Equipment	51,138,283

	Electronic Equipment & Instruments – 2.5%

248,168	Amphenol Corporation, Class A	21,560,836

109,380	Littelfuse, Inc., (3)	9,789,510
	Total Electronic Equipment & Instruments	31,350,346

	Energy Equipment & Services – 1.7%

52,672	Core Laboratories NV, (3)	9,424,074

168,198	Oceaneering International Inc.	11,462,694
	Total Energy Equipment & Services	20,886,768

	Food Products – 1.6%

249,490	Green Mountain Coffee Roasters Inc., (3)	20,208,690

	Health Care Providers & Services – 3.7%

278,251	Catamaran Corporation, (2)	13,528,563

114,015	Henry Schein Inc., (2), (3)	13,099,183

190,624	Team Health Holdings Inc., (2), (3)	8,227,332

137,636	Universal Health Services, Inc., Class B	11,288,905
	Total Health Care Providers & Services	46,143,983

	Health Care Technology – 2.3%

69,782	AthenaHealth Inc., (2), (3)	10,285,867

324,851	Cerner Corporation, (2), (3)	18,480,773
	Total Health Care Technology	28,766,640

	Hotels, Restaurants & Leisure – 3.1%

199,285	Starwood Hotels & Resorts Worldwide, Inc.	14,888,582

107,962	Wynn Resorts Ltd	23,473,098
	Total Hotels, Restaurants & Leisure	38,361,680

	Household Durables – 2.3%

260,614	Jarden Corporation, (2)	15,754,116

91,631	Mohawk Industries Inc., (2)	13,028,096
	Total Household Durables	28,782,212

Nuveen Investments	145

Nuveen Mid Cap Growth Opportunities Fund (continued)

Portfolio of Investments January 31, 2014 (Unaudited)

Shares	Description (1)	Value

	Internet & Catalog Retail – 3.4%

314,454	CTRIP.com, (2), (3)	$12,424,078

43,145	NetFlix, Inc., (2), (3)	17,660,543

10,030	priceline.com Incorporated, (2)	11,483,247
	Total Internet & Catalog Retail	41,567,868

	Internet Software & Services – 4.2%

179,660	Cornerstone OnDemand Inc., (2)	10,249,603

254,524	Criteo SA, Sponsored ADR, (2), (3)	8,956,700

82,385	LinkedIn Corporation, Class A, (2)	17,730,075

84,505	Yelp Inc., (2)	6,418,155

103,357	Zillow Inc, (2), (3)	8,485,610
	Total Internet Software & Services	51,840,143

	IT Services – 3.4%

62,304	Alliance Data Systems Corporation, (2), (3)	14,931,777

240,240	Gartner Inc., (2)	16,896,079

128,047	WEX Inc., (2)	10,545,951
	Total IT Services	42,373,807

	Leisure Equipment & Products – 1.4%

132,808	Polaris Industries Inc., (3)	16,627,562

	Machinery – 5.0%

202,320	Flowserve Corporation, (3)	14,633,806

139,124	Graco Inc.	9,667,727

216,397	WABCO Holdings Inc., (2)	18,657,749

253,131	Wabtec Corporation, (3)	18,683,598
	Total Machinery	61,642,880

	Marine – 1.2%

149,402	Kirby Corporation, (2)	14,908,826

	Multiline Retail – 1.4%

339,404	Dollar Tree Stores Inc., (2)	17,146,690

	Oil, Gas & Consumable Fuels – 3.7%

437,484	Cabot Oil & Gas Corporation	17,490,610

163,834	Concho Resources Inc., (2)	16,021,327

237,311	Diamondback Energy Inc., (2)	12,335,426
	Total Oil, Gas & Consumable Fuels	45,847,363

	Personal Products – 0.8%

116,671	Nu Skin Enterprises, Inc., Class A	9,934,536

	Pharmaceuticals – 5.1%

145,572	Jazz Pharmaceuticals, Inc., (2), (3)	22,077,449

459,825	Mylan Inc., (2), (3)	20,880,653

212,059	Salix Pharmaceuticals Limited, (2), (3)	20,641,823
	Total Pharmaceuticals	63,599,925

146	Nuveen Investments

Shares	Description (1)			Value

	Professional Services – 1.7%

83,558	IHS Inc., (2)			$9,476,313

140,963	Manpower Inc.			10,981,018
	Total Professional Services			20,457,331

	Road & Rail – 1.0%

581,325	Swift Transportation Company, (2), (3)			12,672,885

	Semiconductors & Equipment – 1.7%

540,131	Applied Materials, Inc.			9,085,003

261,673	ARM Holdings PLC, Sponsored ADR, (3)			12,055,275
	Total Semiconductors & Equipment			21,140,278

	Software – 6.6%

287,419	Aspen Technology Inc., (2)			13,097,683

97,735	NetSuite Inc., (2)			10,279,767

187,386	ServiceNow Inc., (2), (3)			11,885,894

193,068	Splunk Inc., (2)			14,872,028

144,035	Tableau Software Inc., Class A, (2)			11,640,909

50,738	Ultimate Software Group, Inc., (2)			8,281,964

129,758	Workday Inc., Class A, (2)			11,618,531
	Total Software			81,676,776

	Specialty Retail – 3.2%

14,679	AutoZone, Inc., (2)			7,266,986

237,146	GNC Holdings Inc., Class A			12,120,532

188,519	PetSmart Inc., (3)			11,876,697

121,566	Tractor Supply Company			8,085,355
	Total Specialty Retail			39,349,570

	Textiles, Apparel & Luxury Goods – 2.3%

189,214	Deckers Outdoor Corporation, (2)			14,749,231

174,042	Michael Kors Holdings Limited, (2), (3)			13,911,177
	Total Textiles, Apparel & Luxury Goods			28,660,408

	Thrifts & Mortgage Finance – 0.8%

208,653	Ocwen Financial Corporation, (2)			9,209,943
	Total Common Stock (cost $949,729,790)			1,228,069,600

Shares	Description (1)	Coupon		Value

	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 26.4%

	Money Market Funds – 26.4%

326,757,089	Mount Vernon Securities Lending Prime Portfolio, (5)	0.173	% (4)	$326,757,089
	Total Investments Purchased with Collateral from Securities Lending (cost $326,757,089)			326,757,089
	Total Long-Term Investments (cost $1,276,486,879)			1,554,826,689

Nuveen Investments	147

Nuveen Mid Cap Growth Opportunities Fund (continued)

Portfolio of Investments January 31, 2014 (Unaudited)

Shares	Description (1)	Coupon		Value

	SHORT-TERM INVESTMENTS – 1.2%

	Money Market Funds – 1.2%

14,555,863	First American Treasury Obligations Fund, Class Z	0.000	% (4)	$14,555,863
	Total Short-Term Investments (cost $14,555,863)			14,555,863
	Total Investments (cost $1,291,042,742) – 126.9%			1,569,382,552
	Other Assets Less Liabilities – (26.9)%			(332,560,340)
	Net Assets – 100%			$1,236,822,212

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$1,228,069,600	$—	$—	$1,228,069,600
Investments purchased with Collateral from Securities Lending	326,757,089	—	—	326,757,089
Short-Term Investments:
Money Market Funds	14,555,863	—	—	14,555,863
Total	$1,569,382,552	$—	$—	$1,569,382,552

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of January 31, 2014, the cost of investments was $1,292,681,158.

Gross unrealized appreciation and gross unrealized depreciation of investments as of January 31, 2014, were as follows:

Gross unrealized:
Appreciation	$292,717,227
Depreciation	(16,015,833)
Net unrealized appreciation (depreciation) of investments	$276,701,394

148	Nuveen Investments

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	Investment, or portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $317,551,362.

(4)	The rate shown is the annualized seven-day effective yield as of the end of the reporting period.

(5)	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The Fund maintains collateral equal to at least 102% of the fair value of the securities loaned. The cash collateral received by the Fund is invested in this money market fund.

ADR	American Depositary Receipt.

Nuveen Investments	149

Nuveen Small Cap Growth Opportunities Fund

Portfolio of Investments January 31, 2014 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 120.4%

	COMMON STOCKS – 96.4%

	Aerospace & Defense – 2.9%

35,941	Hexcel Corporation, (2)	$1,498,021

51,349	Orbital Sciences Corporation, (2)	1,255,483
	Total Aerospace & Defense	2,753,504

	Auto Components – 1.4%

23,129	Tenneco Inc., (2)	1,314,652

	Automobiles – 1.0%

18,130	Thor Industries, Inc.	931,338

	Biotechnology – 7.6%

13,810	Alkermes Inc., (2)	672,271

10,106	Alnylam Pharmaceuticals, Inc., (2), (3)	845,468

24,757	Celldex Therapeutics, Inc., (2)	638,235

24,151	Cepheid, Inc., (2), (3)	1,276,623

16,696	Cubist Pharmaceuticals Inc., (2)	1,220,311

1,985	Intercept Pharmaceuticals Incorporated, (2)	597,247

9,617	Intermune, Inc., (2), (3)	128,387

16,371	ISIS Pharmaceuticals, Inc., (2), (3)	835,903

17,804	Karyopharm Therapeutics Inc., (2), (3)	621,538

3,345	Puma Biotechnology Inc , (2), (3)	395,412
	Total Biotechnology	7,231,395

	Capital Markets – 3.0%

24,131	Evercore Partners Inc., Class A, (3)	1,347,475

32,656	Stifel Financial Corporation, (2), (3)	1,474,418
	Total Capital Markets	2,821,893

	Chemicals – 2.2%

33,862	Chemtura Corporation, (2)	849,259

26,567	H.B. Fuller Company	1,237,491
	Total Chemicals	2,086,750

	Commercial Banks – 3.5%

71,316	Cathay General Bancorp.	1,675,926

48,784	East West Bancorp Inc.	1,632,313
	Total Commercial Banks	3,308,239

	Commercial Services & Supplies – 1.1%

51,753	Interface, Inc.	1,084,225

150	Nuveen Investments

Shares	Description (1)	Value

	Communications Equipment – 2.8%

67,011	Aruba Networks, Inc., (2)	$1,320,787

31,097	Plantronics Inc., (3)	1,334,994
	Total Communications Equipment	2,655,781

	Construction & Engineering – 2.5%

40,912	MasTec Inc., (2), (3)	1,470,377

35,743	MYR Group Inc., (2)	896,077
	Total Construction & Engineering	2,366,454

	Distributors – 1.0%

17,603	Pool Corporation, (3)	953,731

	Diversified Consumer Services – 2.4%

18,206	Capella Education Company, (3)	1,135,872

25,647	Grand Canyon Education Inc., (2)	1,123,852
	Total Diversified Consumer Services	2,259,724

	Electrical Equipment – 2.6%

10,436	Acuity Brands Inc., (3)	1,325,789

41,145	Thermon Group Holdings Inc., (2)	1,114,207
	Total Electrical Equipment	2,439,996

	Electronic Equipment & Instruments – 1.5%

21,283	Coherent Inc., (2)	1,422,556

	Energy Equipment & Services – 1.2%

11,170	Dril-Quip Inc., (2)	1,123,255

	Food Products – 2.2%

17,747	Annie’s Incorporated, (2), (3)	712,010

21,135	Treehouse Foods Inc., (2)	1,391,528
	Total Food Products	2,103,538

	Health Care Equipment & Supplies – 8.4%

17,379	Align Technology, Inc., (2)	1,032,660

77,183	Endologix, Inc., (2)	1,234,928

58,129	Globus Medical Inc, Class A, (2)	1,360,219

11,997	Haemonetics Corporation, (2)	454,566

132,437	Nxstage Medical, Inc., (2)	1,715,060

34,730	Quidel Corporation, (2), (3)	1,026,619

44,545	Spectranetics Corporation, (2)	1,159,061
	Total Health Care Equipment & Supplies	7,983,113

	Health Care Providers & Services – 2.7%

38,187	HealthSouth Corporation	1,188,379

32,314	Team Health Holdings Inc., (2), (3)	1,394,672
	Total Health Care Providers & Services	2,583,051

Nuveen Investments	151

Nuveen Small Cap Growth Opportunities Fund (continued)

Portfolio of Investments January 31, 2014 (Unaudited)

Shares	Description (1)	Value

	Health Care Technology – 1.5%

9,862	AthenaHealth Inc., (2), (3)	$1,453,659

	Hotels, Restaurants & Leisure – 2.7%

65,263	Del Friscos Restaurant Group Inc., (2)	1,501,049

16,743	Red Robin Gourmet Burgers, Inc., (2)	1,078,751
	Total Hotels, Restaurants & Leisure	2,579,800

	Household Durables – 2.2%

26,275	Meritage Homes Corporation, (2)	1,276,177

43,081	Tri Pointe Homes, Inc., (2), (3)	759,949
	Total Household Durables	2,036,126

	Internet & Catalog Retail – 1.2%

23,021	Shutterfly, Inc., (2), (3)	1,090,275

	Internet Software & Services – 5.3%

54,090	Constant Contact Inc., (2)	1,460,971

25,465	DealerTrack Technologies Inc., (2), (3)	1,187,942

47,029	Perficient, Inc., (2)	965,505

40,504	Web.com Group, Inc., (2)	1,369,035
	Total Internet Software & Services	4,983,453

	IT Services – 1.0%

20,864	Heartland Payment Systems Inc., (3)	899,447

	Leisure Equipment & Products – 2.8%

30,342	Arctic Cat, Inc.	1,284,680

33,237	Brunswick Corporation	1,378,006
	Total Leisure Equipment & Products	2,662,686

	Machinery – 2.7%

31,137	Actuant Corporation, Class A	1,065,508

47,889	Altra Industrial Motion, Inc., (3)	1,501,799
	Total Machinery	2,567,307

	Oil, Gas & Consumable Fuels – 2.5%

23,190	Diamondback Energy, (2)	1,205,416

28,613	Oasis Petroleum Inc., (2), (3)	1,196,310
	Total Oil, Gas & Consumable Fuels	2,401,726

	Pharmaceuticals – 0.8%

55,080	Nektar Therapautics, (2)	749,088

	Professional Services – 1.2%

45,134	TrueBlue Inc., (2)	1,107,137

	Road & Rail – 1.5%

64,516	Swift Transportation Company, Class A, (2), (3)	1,406,449

152	Nuveen Investments

Shares	Description (1)			Value

	Semiconductors & Equipment – 4.4%

99,598	Maxlinear Inc., (2), (3)			$1,021,875

47,232	MKS Instruments Inc.			1,423,100

91,061	Teradyne, Inc., (2), (3)			1,712,857
	Total Semiconductors & Equipment			4,157,832

	Software – 10.0%

30,054	Aspen Technology Inc., (2)			1,369,561

86,060	Cadence Design Systems, Inc., (2)			1,215,167

17,052	CommVault Systems, Inc., (2)			1,177,782

39,865	Infoblox, Incorporated, (2), (3)			1,398,464

32,761	Micros Systems, Inc., (2), (3)			1,819,219

33,579	Solarwinds, Inc., (2)			1,339,466

7,209	Ultimate Software Group, Inc., (2)			1,176,725

591,081	VideoPropulsion Inc., (2), (4)			—
	Total Software			9,496,384

	Specialty Retail – 4.1%

40,155	Ann Inc., (2)			1,298,613

74,100	Ascena Retail Group Inc., (2)			1,390,116

16,258	Genesco Inc., (2)			1,141,637
	Total Specialty Retail			3,830,366

	Textiles, Apparel & Luxury Goods – 1.4%

19,428	G-III Apparel Group, Ltd., (2)			1,359,377

	Trading Companies & Distributors – 1.1%

37,669	MRC Global Inc., (2)			1,051,718
	Total Common Stocks (cost $70,081,026)			91,256,025

Shares	Description (1)	Coupon		Value

	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 24.0%

	Money Market Funds – 24.0%

22,643,209	Mount Vernon Securities Lending Prime Portfolio, (6)	0.173	% (5)	$22,643,209
	Total Investments Purchased with Collateral from Securities Lending (cost $22,643,209)			22,643,209
	Total Long-Term Investments (cost $92,724,235)			113,899,234

Shares	Description (1)	Coupon		Value

	SHORT-TERM INVESTMENTS – 4.2%

	Money Market Funds – 4.2%

3,924,872	First American Treasury Obligations Fund, Class Z	0.000	% (5)	$3,924,872
	Total Short-Term Investments (cost $3,924,872)			3,924,872
	Total Investments (cost $96,649,107) – 124.6%			117,824,106
	Other Assets Less Liabilities – (24.6)%			(23,298,416)
	Net Assets – 100%			$94,525,690

Nuveen Investments	153

Nuveen Small Cap Growth Opportunities Fund (continued)

Portfolio of Investments January 31, 2014 (Unaudited)

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3		Total
Long-Term Investments:
Common Stocks	$91,256,025	$—	$—	*	$91,256,025
Investments Purchased with Collateral from Securities Lending	22,643,209	—	—		22,643,209
Short-Term Investments:
Money Market Funds	3,924,872	—	—		3,924,872
Total	$117,824,106	$—	$—	*	$117,824,106
*	Level 3 security has a market value of zero. Refer to the Fund’s Portfolio of Investments for security classified as Level 3.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of January 31, 2014, the cost of investments was $97,333,523.

Gross unrealized appreciation and gross unrealized depreciation of investments as of January 31, 2014, were as follows:

Gross unrealized:
Appreciation	$21,728,915
Depreciation	(1,238,332)
Net unrealized appreciation (depreciation) of investments	$20,490,583

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	Investment, or portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $21,888,655.

(4)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board of Directors. For fair value measurement disclosure purposes, investment classified as Level 3.

(5)	The rate shown is the annualized seven-day effective yield as of the end of the reporting period.

(6)	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The Fund maintains collateral equal to at least 102% of the fair value of the securities loaned. The cash collateral received by the Fund is invested in this money market fund.

154	Nuveen Investments

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See Ex-99. CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Investment Funds, Inc.

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: April 1, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: April 1, 2014

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: April 1, 2014